UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 215-564

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)

	Shares	Value

Equities — 61.37%
US Equities — 41.75%
Allergan, Inc.	261,100	$29,402,471
Allstate Corp.	219,000	13,737,870
American Electric Power Co., Inc.	279,350	10,159,960
American International Group, Inc.	442,000	29,286,920
Analog Devices, Inc.	392,600	11,538,514
Anheuser-Busch Cos., Inc.	195,900	9,307,209
AT&T, Inc.	555,800	18,096,848
Borg-Warner, Inc.	172,700	9,873,259
Bristol-Myers Squibb Co.	623,500	15,537,620
Burlington Northern Santa Fe Corp.	328,700	24,139,728
Caremark Rx, Inc.	214,500	12,155,715
Cephalon, Inc. (a)	113,000	6,977,750
Citigroup, Inc.	1,098,975	54,586,088
City National Corp.	88,600	5,941,516
Constellation Brands, Inc., Class A (a)	13,500	388,530
Costco Wholesale Corp.	346,500	17,214,120
Dell, Inc. (a)	544,200	12,429,528
DIRECTV Group, Inc. (a)	903,600	17,782,848
Embarq Corp.	71,701	3,468,177
ENSCO International, Inc.	247,100	10,830,393
EOG Resources, Inc.	168,300	10,947,915
Exelon Corp.	566,600	34,301,964
ExxonMobil Corp.	184,000	12,346,400
FedEx Corp.	175,800	19,105,944
Fifth Third Bancorp	597,500	22,752,800
Freddie Mac	289,600	19,209,168
Genzyme Corp. (a)	295,200	19,917,144
H&R Block, Inc.	265,400	5,769,796
Halliburton Co.	377,000	10,725,650
Harley-Davidson, Inc.	201,900	12,669,225
Hartford Financial Services Group, Inc.	151,000	13,099,250
Illinois Tool Works, Inc.	523,200	23,491,680
Intel Corp.	1,417,400	23,602,018
Johnson & Johnson	433,824	28,172,531
Johnson Controls, Inc.	317,500	22,777,450
JPMorgan Chase & Co.	534,600	25,104,816
Kohl’s Corp. (a)	93,400	6,063,528
Kroger Co.	545,700	12,627,498
Marathon Oil Corp.	92,000	7,074,800
Masco Corp.	904,800	24,809,616
McAfee, Inc. (a)	17,800	435,388
Medco Health Solutions, Inc. (a)	269,100	16,175,601
Medtronic, Inc.	282,800	13,133,232
Mellon Financial Corp.	612,900	23,964,390
Microsoft Corp.	1,772,000	48,428,760
Millennium Pharmaceuticals, Inc. (a)	410,400	4,083,480
Morgan Stanley	660,150	48,131,536
News Corp., Inc., Class A	481,800	9,467,370
NiSource, Inc.	333,300	7,245,942
Northeast Utilities	145,200	3,378,804
Northrop Grumman Corp.	162,800	11,081,796
Omnicom Group, Inc.	275,900	25,824,240
Oracle Corp. (a)	343,000	6,084,820
PACCAR, Inc.	101,300	5,776,126
Pepco Holdings, Inc.	218,400	5,278,728
PNC Financial Services Group, Inc.	264,400	19,153,136
R.H. Donnelley Corp.	183,627	9,713,868
Realogy Corp. (a)	165,675	3,757,509
Salesforce.com, Inc. (a)	162,200	5,819,736
Sempra Energy	265,100	13,321,275
Sprint Nextel Corp.	1,434,026	24,593,546
Symantec Corp. (a)	911,576	19,398,337
Sysco Corp.	366,300	12,252,735
UnitedHealth Group, Inc.	574,300	28,255,560
Univision Communications, Inc. (a)	120,600	4,141,404
Waters Corp. (a)	249,300	11,288,304
Wells Fargo & Co.	1,138,000	41,172,840
Wyeth	822,600	41,820,984
Wyndham Worldwide Corp. (a)	98,540	2,756,164
Xilinx, Inc.	370,400	8,130,280

Total US Equities (Cost $1,020,434,415)		1,141,490,148

International Equities — 19.62%
Australia — 0.48%
National Australia Bank Ltd.	141,522	3,870,982
Qantas Airways Ltd.	1,466,842	4,274,558
QBE Insurance Group Ltd.	277,669	5,070,194

		13,215,734

Austria — 0.10%
Telekom Austria AG	113,108	2,854,189

Belgium — 0.28%
KBC Groep NV S.A.	53,496	5,633,747
Solvay S.A.	15,709	2,031,819

		7,665,566

Bermuda — 0.37%
Accenture Ltd., Class A	319,500	10,131,345

Canada — 0.75%
Alcan, Inc.	55,630	2,217,237
Canadian Pacific Railway Ltd. (b)	93,300	4,637,663
Cott Corp. (a)	112,300	1,918,971
Inco Ltd.	12,700	968,166
Magna International, Inc., Class A (b)	24,300	1,764,209
Manulife Financial Corp. (b)	80,700	2,599,150
Toronto-Dominion Bank (b)	107,500	6,387,967

		20,493,363

Cayman Islands — 0.44%
GlobalSantaFe Corp.	240,700	12,032,593

Finland — 0.28%
Nokia Oyj	149,660	2,971,898
UPM-Kymmene Oyj	196,760	4,675,658

		7,647,556

France — 1.45%
AXA S.A.	244,794	9,026,753
France Telecom S.A.	377,072	8,654,445
Sanofi-Aventis S.A.	69,382	6,176,185
Total S.A.	211,388	13,871,616
Unibail REIT	9,547	2,005,977

		39,734,976

Germany — 1.34%
Allianz AG	60,480	10,466,878
Bayerische Motoren Werke AG	45,995	2,463,604
Deutsche Postbank AG	70,863	5,377,991
E.ON AG	62,731	7,435,964
Hannover Rueckversicherung AG (a) (b)	33,642	1,415,023
IKB Deutsche Industriebank AG	49,721	1,726,274
MAN AG	25,662	2,171,766
Metro AG	45,025	2,631,460
Premiere AG (a) (b)	42,607	568,373
Siemens AG	27,740	2,420,089

		36,677,422

Hong Kong — 0.32%
Esprit Holdings Ltd.	289,500	2,640,213
Hutchison Telecommunications International Ltd. (a)	1,297,000	2,294,117
Sun Hung Kai Properties Ltd.	213,000	2,325,307
Yue Yuen Industrial Holdings	435,500	1,352,788

		8,612,425

Ireland — 0.52%
Bank of Ireland	389,819	7,622,260
CRH PLC	97,808	3,302,797
Depfa Bank PLC	176,567	3,264,401

		14,189,458

Italy — 0.30%
ENI SpA	127,502	3,778,436
UniCredito Italiano SpA	542,743	4,504,434

		8,282,870

Japan — 3.58%
Aeon Co. Ltd. (b)	125,800	3,083,098
Aiful Corp.	54,600	2,112,356
Asahi Breweries Ltd.	226,400	3,300,409
Bank of Yokohama Ltd.	367,000	2,889,397
Bridgestone Corp.	217,500	4,391,429
Canon, Inc.	107,800	5,621,570
East Japan Railway Co. (b)	476	3,328,474
Funai Electric Co. Ltd. (b)	18,500	1,743,111
Honda Motor Co. Ltd. (b)	139,000	4,671,577
Japan Tobacco, Inc.	560	2,176,000
KDDI Corp.	294	1,831,822
Mitsubishi Corp.	217,900	4,095,136
Mitsui Fudosan Co. Ltd.	86,000	1,954,794
Mitsui Sumitomo Insurance Co. Ltd.	345,000	4,313,778
Nissan Motor Co. Ltd. (b)	423,900	4,747,680
Nitto Denko Corp.	66,700	3,952,593
NOK Corp. (b)	78,900	1,947,035
Nomura Holdings, Inc.	134,100	2,361,295
NTN Corp. (b)	220,000	1,739,513
NTT DoCoMo, Inc.	2,661	4,099,911
Rohm Co. Ltd.	43,900	4,076,893
Shin-Etsu Chemical Co. Ltd.	50,900	3,248,982
SMC Corp.	15,600	2,064,152
Sompo Japan Insurance, Inc.	183,000	2,396,622
Sumitomo Mitsui Financial Group, Inc.	580	6,088,466
Sumitomo Trust & Banking Co. Ltd.	256,000	2,678,654
Takefuji Corp. (b)	44,870	2,058,797
Tanabe Seiyaku Co., Ltd.	113,000	1,415,788
Tokyo Gas Co., Ltd. (b)	447,000	2,240,203
Toyota Motor Corp.	93,300	5,070,781
Yokogawa Electric Corp. (b)	174,000	2,286,121

		97,986,437

Netherlands — 1.78%
ABN AMRO Holding NV	603,343	17,596,589
Aegon NV	371,699	6,971,014
ASML Holding NV (a)	173,480	4,056,456
ING Groep NV	60,287	2,651,944
Koninklijke (Royal) Philips Electronics NV	139,064	4,879,331
Reed Elsevier NV	314,483	5,243,959
Royal KPN NV	304,238	3,881,037
TNT NV	87,265	3,309,732

		48,590,062

Norway — 0.09%
Telenor ASA	191,900	2,502,174

Panama — 0.79%
Carnival Corp.	456,900	21,488,007

Singapore — 0.01%
Jardine Cycle & Carriage Ltd.	52,656	397,842

Spain — 0.55%
Banco Santander Central Hispano S.A.	709,610	11,220,768
Repsol YPF S.A.	126,245	3,757,194

		14,977,962

Sweden — 0.34%
Electrolux AB, B Shares	115,300	1,872,328
Husqvarna AB, B Shares (a)	115,300	1,357,044
Sandvik AB	269,700	3,091,476
Telefonaktiebolaget LM Ericsson, B Shares	846,000	2,932,309

		9,253,157

Switzerland — 1.75%
Clariant AG (a)	109,034	1,473,609
Credit Suisse Group	237,274	13,728,477
Holcim Ltd.	56,802	4,642,460
Nestle S.A.	14,486	5,050,898
Novartis AG	131,556	7,680,106
Roche Holding AG	59,907	10,357,786
Straumann Holding AG	9,190	1,978,814
Swiss Reinsurance Co.	38,353	2,935,249

		47,847,399

United Kingdom — 4.10%
AstraZeneca PLC	32,964	2,060,218
Balfour Beatty PLC	171,061	1,318,778
Barclays PLC	964,666	12,173,736
BP PLC	1,263,789	13,771,606
Cadbury Schweppes PLC	193,793	2,062,793
Diageo PLC	424,245	7,494,552
Gallaher Group PLC	396,144	6,482,634
GlaxoSmithKline PLC	152,662	4,064,598
GUS PLC	121,791	2,202,822
ITV PLC	539,366	977,061
Kesa Electricals PLC	381,770	2,328,484
Kingfisher PLC	826,422	3,794,880
Prudential PLC	746,956	9,279,466
Rentokil Initial PLC	413,110	1,133,158
Royal Bank of Scotland Group PLC	341,168	11,747,273
Scottish & Southern Energy PLC	120,781	2,980,582
Taylor Nelson Sofres PLC	480,307	1,924,508
Tesco PLC	1,068,106	7,199,526
Vodafone Group PLC	5,298,590	12,128,197
Wolseley PLC	220,924	4,657,666
WPP Group PLC	181,026	2,243,808

		112,026,346

Total International Equities (Cost $466,591,964)		536,606,883

Total Equities (Cost $1,487,026,379)		1,678,097,031

	Face
	amount

Bonds — 21.26%
US Bonds — 14.59%
US Corporate Bonds — 1.60%
Allstate Corp.
7.200%, due 12/01/09		$325,000	344,449
American General Finance Corp.
5.375%, due 10/01/12		160,000	159,469
AT&T Corp.
8.000%, due 11/15/31		575,000	702,797
AvalonBay Communities, Inc. REIT
7.500%, due 08/01/09		105,000	111,191
Avon Products, Inc.
7.150%, due 11/15/09		100,000	105,443
Bank of America Corp.
7.400%, due 01/15/11		1,525,000	1,650,471
BellSouth Corp.
6.550%, due 06/15/34		300,000	300,496
Boeing Capital Corp.
7.375%, due 09/27/10		425,000	458,171
Bristol-Myers Squibb Co.
5.750%, due 10/01/11		325,000	331,056
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29		490,000	557,750
C.S. First Boston USA, Inc.
6.500%, due 01/15/12		320,000	337,126
Capital One Financial Corp.
5.500%, due 06/01/15		310,000	303,982
Citigroup, Inc.
5.000%, due 09/15/14		575,000	560,209
5.500%, due 11/18/15	GBP	280,000	537,085
5.625%, due 08/27/12		$1,875,000	1,909,119
Comcast Cable Communications, Inc.
6.750%, due 01/30/11		975,000	1,024,314
Computer Sciences Corp.
3.500%, due 04/15/08		350,000	339,789
ConAgra Foods, Inc.
6.750%, due 09/15/11		120,000	126,681
Coors Brewing Co.
6.375%, due 05/15/12		225,000	233,970
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08		1,825,000	1,782,129
Devon Financing Corp. ULC
6.875%, due 09/30/11		575,000	611,916
Dominion Resources, Inc.
5.950%, due 06/15/35		325,000	315,573
EOP Operating LP
7.250%, due 06/15/28		300,000	326,671
Erac USA Finance Co., 144A
8.000%, due 01/15/11		425,000	465,126
Exelon Generation Co. LLC
5.350%, due 01/15/14		495,000	487,551
FirstEnergy Corp., Series B
6.450%, due 11/15/11		400,000	417,270
Ford Motor Credit Co.
5.800%, due 01/12/09		6,500,000	6,188,104
General Electric Capital Corp.
6.000%, due 06/15/12		2,625,000	2,727,370
6.750%, due 03/15/32		650,000	742,976
General Motors Acceptance Corp.
6.875%, due 09/15/11		1,095,000	1,089,199
Goldman Sachs Group, Inc.
6.875%, due 01/15/11		1,700,000	1,801,782
Harrah’s Operating Co., Inc.
7.125%, due 06/01/07		5,000	5,037
HSBC Bank USA N.A.
5.625%, due 08/15/35		695,000	665,815
HSBC Finance Corp.
6.750%, due 05/15/11		975,000	1,033,305
ICI Wilmington, Inc.
4.375%, due 12/01/08		260,000	254,111
International Lease Finance Corp.
3.500%, due 04/01/09		900,000	863,059
John Deere Capital Corp.
7.000%, due 03/15/12		300,000	323,802
JPMorgan Chase & Co.
6.750%, due 02/01/11		1,100,000	1,163,283
Kinder Morgan Energy Partners LP
5.800%, due 03/15/35		260,000	236,527
Kraft Foods, Inc.
5.625%, due 11/01/11		400,000	404,138
Lockheed Martin Corp., 144A
6.150%, due 09/01/36		175,000	183,382
MBNA Corp.
7.500%, due 03/15/12		320,000	353,604
Metlife, Inc.
5.000%, due 11/24/13		270,000	262,505
Miller Brewing Co., 144A
5.500%, due 08/15/13		425,000	420,994
Morgan Stanley
6.750%, due 04/15/11		1,725,000	1,823,732
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31		210,000	268,464
News America, Inc.
6.200%, due 12/15/34		225,000	214,904
PPL Energy Supply LLC
6.400%, due 11/01/11		235,000	243,728
Progress Energy, Inc.
7.000%, due 10/30/31		675,000	755,658
Qwest Capital Funding, Inc. (b)
7.900%, due 08/15/10		280,000	287,700
Sprint Capital Corp.
8.750%, due 03/15/32		700,000	853,649
TXU Energy Co. LLC
7.000%, due 03/15/13		310,000	325,465
US Bank N.A.
6.375%, due 08/01/11		420,000	440,808
Valero Energy Corp.
7.500%, due 04/15/32		335,000	388,067
Verizon New York, Inc.
6.875%, due 04/01/12		300,000	312,851
Verizon New York, Inc., Series B
7.375%, due 04/01/32		200,000	208,467
Wachovia Bank N.A.
7.800%, due 08/18/10		750,000	815,092
Washington Mutual, Inc.
5.625%, due 01/15/07		1,175,000	1,175,547
Waste Management, Inc.
7.375%, due 08/01/10		325,000	348,349
Wells Fargo Bank N.A.
6.450%, due 02/01/11		1,400,000	1,470,231
Wyeth
5.500%, due 03/15/13		400,000	401,843

Total US Corporate Bonds (Cost $43,795,705)			43,553,352

Asset-Backed Securities — 0.80%
Compucredit Acquired Portfolio Voltage Master Trust, 06-1A, Class A1, 144A †
5.500%, due 09/15/18		5,000,000	5,000,000
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30		58,915	59,074
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A †
5.750%, due 12/25/32		15,724	15,780
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A †
5.670%, due 06/25/33		141,318	141,851
Green Tree Financial Corp., 99-1, Class A5
6.110%, due 09/01/23		793,276	799,020
GSAMP Trust, 06-S5, Class A2 (c)
5.658%, due 09/25/36		2,000,000	2,004,434
Home Equity Mortgage Trust, 06-4, Class A2 (c)
5.730%, due 11/25/36		2,000,000	2,015,558
Hyundai Auto Receivables Trust, 05-A, Class B
4.200%, due 02/15/12		2,000,000	1,962,640
Irwin Home Equity, 06-1, Class 2A3, 144A (c)
5.770%, due 12/25/35		3,000,000	2,981,250
Massachusetts RRB Special Purpose Trust, 99-1, Class A5
7.030%, due 03/15/12		275,000	287,440
Providian Gateway Master Trust, 04-AA, Class C, 144A †
6.230%, due 03/15/11		250,000	250,936
Providian Gateway Master Trust, 04-AA, Class D, 144A †
7.180%, due 03/15/11		280,000	282,055
Rutland Rated Investments, DRYD-1A, Class A6F1, 144A
6.957%, due 06/20/13		1,070,000	1,092,905
Structured Asset Securities Corp., 03-AL2, Class A, 144A
3.357%, due 01/25/31		137,090	128,036
Structured Asset Securities Corp., 05-S7, Class M5, 144A †
5.980%, due 12/25/35		2,500,000	2,520,215
WFS Financial Owner Trust, 05-2, Class D
4.840%, due 11/17/12		2,250,000	2,224,556

Total Asset-Backed Securities (Cost $21,722,849)			21,765,750

Collateralized Debt Obligations — 0.31%
Abacus Ltd., 06-13A, Class H † (d)
6.624%, due 09/28/46		3,400,000	3,400,000
G-Force CDO, Ltd., 06-1A, Class A3 (d)
5.600%, due 09/27/46		5,000,000	5,030,469

Total Collateralized Debt Obligations (Cost $8,328,638)			8,430,469

Commercial Mortgage-Backed Securities — 1.22%
Asset Securitization Corp., 95-MD4, Class A3 †
7.384%, due 08/13/29		2,000,000	2,033,517
Asset Securitization Corp., 95-MD4, Class A5 †
7.384%, due 08/13/29		5,000,000	5,100,331
Banc of America Large Loan, 05-ESHA, Class D, 144A †
5.830%, due 07/14/20		2,000,000	2,002,424
Bear Stearns Commercial Mortgage Securities, 00-WF1, Class A2
7.780%, due 02/15/32		695,000	743,043
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class H, 144A †
6.530%, due 09/15/18		2,540,000	2,542,163
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B
7.180%, due 11/10/33		198,565	210,732
DLJ Commercial Mortgage Corp., 99-CG1, Class A1A
6.080%, due 03/10/32		142,361	142,627
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29		436,351	439,517
Four Times Square Trust, 00-4TS, Class C, 144A
7.860%, due 04/15/15		2,750,000	2,990,912
GS Mortgage Securities Corp., II, 06-RR2, Class A1, 144A †
5.816%, due 06/23/46		5,975,000	6,041,808
GS Mortgage Securities Corp., II, 97-GL, Class A2D
6.940%, due 07/13/30		3,000,000	3,016,847
GS Mortgage Securities Corp., II, 98-GLII, Class A1
6.312%, due 04/13/31		516,486	517,984
Host Marriott Pool Trust, 99-HMTA, Class A, 144A
6.980%, due 08/03/15		169,163	173,274
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15		450,000	478,629
Host Marriott Pool Trust, 99-HMTA, Class D, 144A
7.970%, due 08/03/15		320,000	341,980
Host Marriott Pool Trust, 99-HMTA, Class E, 144A
8.070%, due 08/03/15		280,000	299,703
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A2
7.400%, due 07/15/31		1,138,914	1,187,757
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1
6.410%, due 06/15/31		33,187	33,179
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1, 144A
3.890%, due 05/28/40		1,424,389	1,400,853
Morgan Stanley Capital I, 03-T11, Class A4
5.150%, due 06/13/41		950,000	943,737
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1
6.960%, due 10/15/33		83,976	84,699
Morgan Stanley Dean Witter Capital I, 01-TOP1, Class A4
6.660%, due 02/15/33		50,000	52,504
PNC Mortgage Acceptance Corp., 00-C1, Class A2
7.610%, due 02/15/10		1,211,426	1,281,546
Salomon Brothers Mortgage Securities VII, 00-C1, Class A2
7.520%, due 12/18/09		1,340,000	1,421,852

Total Commercial Mortgage-Backed Securities (Cost $34,108,146)			33,481,618

Mortgage & Agency Debt Securities — 5.89%
Bear Stearns Alt-A Trust, 06-4, Class 3B2 †
6.338%, due 07/25/36		2,499,331	2,508,704
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32		95,677	96,660
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33		207,261	207,945
C.S. First Boston Mortgage Securities Corp., 05-10, Class 10A3
6.000%, due 11/25/35		815,341	823,424
C.S. First Boston Mortgage Securities Corp., 05-11, Class 1A1
6.500%, due 12/25/35		2,499,089	2,526,424
C.S. First Boston Mortgage Securities Corp., 05-12, Class 1A1
6.500%, due 01/25/36		3,644,157	3,694,346
C.S. First Boston Mortgage Securities Corp., 05-9, Class 3A1
6.000%, due 10/25/35		2,333,719	2,332,973
Citicorp Mortgage Securities, Inc., 94-3, Class A13
6.500%, due 02/25/24		167,403	166,855
Countrywide Alternative Loan Trust, 04-J11, Class 3A1
7.250%, due 08/25/32		840,948	852,762
Countrywide Home Loan Mortgage Pass Through Trust, 06-HYB1, Class 1A1 †
5.398%, due 03/20/36		3,367,081	3,356,112
Federal Home Loan Bank
5.000%, due 10/02/09		4,380,000	4,386,132
Federal Home Loan Bank of Chicago
5.625%, due 06/13/16		1,525,000	1,572,090
Federal Home Loan Mortgage Corp.
4.611%, due 12/01/34 †		1,717,830	1,690,205
5.750%, due 06/27/16		1,525,000	1,589,216
Federal Home Loan Mortgage Corp., 1595, Class D
7.000%, due 10/15/13		91,840	92,992
Federal Home Loan Mortgage Corp., 2297, Class NB
6.000%, due 03/15/16		512,378	520,378
Federal Home Loan Mortgage Corp., 2426, Class GH
6.000%, due 08/15/30		284,642	285,785
Federal Home Loan Mortgage Corp., 2532, Class PD
5.500%, due 06/15/26		540,647	539,653
Federal Home Loan Mortgage Corp., 2978, Class JD
5.500%, due 08/15/31		4,000,000	3,979,455
Federal Home Loan Mortgage Corp., 3149, Class PC
6.000%, due 10/15/31		6,500,000	6,599,358
Federal Home Loan Mortgage Corp., 3164, Class NC
6.000%, due 12/15/32		5,225,000	5,309,991
Federal Home Loan Mortgage Corp., 3178, Class MC
6.000%, due 04/15/32		2,500,000	2,529,201
Federal Home Loan Mortgage Corp., Gold
4.500%, due 05/01/34		2,856,373	2,675,573
5.500%, due 01/01/18		10,448	10,468
5.500%, due 04/01/18		247,600	247,995
5.500%, due 11/01/18		4,087,524	4,095,483
6.000%, due 12/01/17		262,601	266,400
6.000%, due 03/01/29		815,442	823,926
6.000%, due 10/01/29		85,810	86,741
6.000%, due 12/01/30		192,494	194,475
6.500%, due 09/01/19		1,591,360	1,625,342
6.500%, due 04/01/29		2,996	3,070
6.500%, due 05/01/29		333,726	342,071
6.500%, due 06/01/29		118,412	121,353
6.500%, due 03/01/32		9,960	10,186
6.500%, due 11/01/32		1,032,094	1,055,291
7.000%, due 07/01/32		862,393	888,473
8.000%, due 09/01/25		888	935
Federal National Mortgage Association
5.000%, TBA		3,000,000	2,947,500
3.875%, due 07/15/08		4,005,000	3,929,470
4.125%, due 05/15/10		3,815,000	3,717,847
4.230%, due 03/01/34 †		406,907	400,852
4.250%, due 08/15/10		5,340,000	5,218,734
4.375%, due 03/15/13		8,250,000	7,988,467
4.625%, due 06/01/10		2,045,000	2,021,503
4.913%, due 03/01/35 †		2,860,197	2,830,159
5.000%, due 02/01/19		1,365,803	1,345,811
5.009%, due 06/01/35 †		2,095,775	2,089,126
5.200%, due 11/08/10		2,880,000	2,868,494
5.225%, due 12/01/35 †		3,379,412	3,387,475
5.500%, due 01/01/09		128,054	127,753
5.500%, due 10/01/17		2,766,434	2,772,577
5.500%, due 12/01/23		2,483,623	2,471,715
5.500%, due 03/01/33		420,087	415,302
5.500%, due 05/01/33		1,964,328	1,940,714
5.500%, due 06/01/33		3,134,224	3,103,724
5.500%, due 07/01/33		1,899,234	1,876,403
5.948%, due 05/01/33 †		277,340	282,265
6.000%, due 06/01/14		598,183	607,365
6.000%, due 07/01/17		37,423	38,008
6.000%, due 11/01/17		1,746,098	1,773,417
6.000%, due 03/01/20		1,769,594	1,797,403
6.000%, due 06/01/23		26,166	26,508
6.000%, due 11/01/28		233,040	235,446
6.000%, due 05/01/29		4,457	4,503
6.000%, due 07/01/29		1,456,559	1,471,591
6.000%, due 12/01/29		956,852	966,677
6.000%, due 06/01/31		45,598	46,046
6.000%, due 06/01/33		125,607	126,462
6.070%, due 05/12/16		3,830,000	3,871,042
6.222%, due 04/01/36 †		963,944	974,723
6.250%, due 02/01/11		2,560,000	2,676,582
6.500%, due 02/01/09		1,007,857	1,011,848
6.500%, due 01/01/29		141,393	144,868
6.500%, due 04/01/29		107,667	110,320
6.500%, due 08/01/29		183,752	188,279
6.500%, due 10/01/29		959,677	983,268
6.500%, due 12/01/29		1,012,231	1,037,085
6.500%, due 11/01/31		187,312	191,518
7.500%, due 02/01/33		243,546	252,766
9.500%, due 11/01/09		16,686	17,285
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30		322,289	334,102
Federal National Mortgage Association Grantor Trust, 01-T4, Class A1
7.500%, due 07/25/41		813,716	845,116
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3 †
7.500%, due 06/19/30		224,323	233,126
Federal National Mortgage Association Grantor Trust, 01-T10, Class A2
7.500%, due 12/25/41		27,338	28,454
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25		40,052	43,548
Federal National Mortgage Association Whole Loan, 03-W6, Class 6A †
5.564%, due 08/25/42		131,065	134,428
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1 †
5.325%, due 09/25/34		707,241	706,900
Government National Mortgage Association
5.125%, due 10/20/29 †		150,410	151,431
6.000%, due 11/20/28		5,131	5,197
6.000%, due 01/15/29		25,717	26,083
6.000%, due 02/20/29		201,300	203,723
6.000%, due 07/15/29		1,169,545	1,186,171
6.000%, due 08/20/29		120,196	121,643
6.000%, due 09/20/29		10,001	10,121
6.500%, due 06/15/29		1,304,362	1,341,716
6.500%, due 04/15/31		1,940,718	1,994,021
6.500%, due 01/20/34		478,559	489,654
7.000%, due 07/15/25		4,321	4,465
7.000%, due 03/15/26		47,073	48,662
8.000%, due 12/15/22		30,863	32,722
8.500%, due 12/15/17		96,898	103,562
GSMPS Mortgage Loan Trust, 01-2, Class A, 144A
7.500%, due 06/19/32		81,678	84,964
Indymac Index Mortgage Loan Trust, 05-AR3, Class B1 †
5.437%, due 04/25/35		2,744,964	2,760,275
Indymac Index Mortgage Loan Trust, 05-AR7, Class 7A1 †
5.398%, due 06/25/35		2,365,192	2,363,227
JPMorgan Alternative Loan Trust, 06-A4, Class A7 †
6.300%, due 09/25/36		5,000,000	5,079,700
MLCC Mortgage Investors, Inc., 03-D, Class XA1 †† (e)
1.000%, due 08/25/28		4,834,750	29,462
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A †
6.444%, due 09/25/34		703,502	712,516
Residential Asset Securitization Trust, 04-IP2, Class B1 †
5.434%, due 12/25/34		2,307,864	2,273,246
Structured Adjustable Rate Mortgage Loan Trust, 06-5, Class 5A3 †
5.584%, due 06/25/36		5,000,000	4,945,375
Structured Asset Securities Corp., 04-20, Class 4A1
6.000%, due 11/25/34		3,252,955	3,255,462
Wamu Alternative Mortgage Pass-Through Certificates, 06-5, Class 1A3
6.000%, due 07/25/36		1,454,607	1,455,785
Washington Mutual MSC Mortgage, Pass-Through Certificates, 02-MS6, Class 3A1
6.500%, due 09/25/32		598,417	594,905
Wells Fargo Mortgage Backed Securities Trust, 04-1, Class 1A1 †
3.379%, due 07/25/34		1,109,053	1,114,410

Total Mortgage & Agency Debt Securities (Cost $161,523,140)			161,111,516

US Government Obligations — 4.77%
US treasury bonds
4.500%, due 02/15/36 (b)		7,455,000	7,143,403
6.250%, due 08/15/23 (b)		7,475,000	8,678,595
8.500%, due 02/15/20 (b)		3,905,000	5,321,476
US treasury inflation indexed bonds (TIPS)
2.000%, due 07/15/14		8,478,530	8,309,621

US treasury notes
3.500%, due 05/31/07		4,130,000	4,089,988
3.875%, due 02/15/13 (b)		200,000	192,102
4.500%, due 02/15/16 (b)		26,660,000	26,392,360
4.625%, due 02/29/08 (b)		15,110,000	15,073,404
4.875%, due 05/31/08 (b)		19,100,000	19,135,812
4.875%, due 05/15/09 (b)		10,805,000	10,867,464
4.875%, due 04/30/11 (b)		24,995,000	25,273,269

Total US Government Obligations (Cost $129,188,381)			130,477,494

Total US Bonds (Cost $398,666,859)			398,820,199

International Bonds — 6.67%
International Corporate Bonds — 0.09%
Canada — 0.02%
Bombardier, Inc., 144A
6.300%, due 05/01/14		$450,000	403,875

Cayman Islands — 0.00%
Santander Central Hispano Issuances Ltd.
7.625%, due 09/14/10		$100,000	108,496

Luxembourg — 0.01%
Telecom Italia Capital S.A.
5.250%, due 11/15/13		$140,000	132,563
6.375%, due 11/15/33		170,000	158,987

			291,550

United Kingdom — 0.06%
Abbey National PLC
7.950%, due 10/26/29		$165,000	207,665
Lloyds TSB Bank PLC
6.625%, due 03/30/15	GBP	300,000	615,096
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10		$300,000	334,846
Royal Bank of Scotland PLC
9.625%, due 06/22/15	GBP	250,000	608,284

			1,765,891

Total International Corporate Bonds (Cost $2,561,366)			2,569,812

International Asset-Backed Security — 0.02%
United Kingdom — 0.02%
Paragon Mortgages PLC, 7A, Class B1A, 144A †
6.155%, due 05/15/43 (Cost $600,000)		$600,000	600,953

Foreign Government Bonds — 6.47%
Australia — 0.30%
Government of Australia
7.500%, due 09/15/09	AUD	10,460,000	8,157,736

Austria — 0.41%
Republic of Austria
3.800%, due 10/20/13, 144A	EUR	1,680,000	2,148,496
5.000%, due 01/15/08		6,250,000	8,062,262
5.250%, due 01/04/11		760,000	1,024,644

			11,235,402

Belgium — 0.16%
Government of Belgium
5.750%, due 03/28/08	EUR	3,420,000	4,466,417

Canada — 0.20%
Government of Canada
3.000%, due 06/01/07	CAD	5,110,000	4,539,225
4.500%, due 09/01/07		1,050,000	943,004
5.750%, due 06/01/29		100	111
6.000%, due 06/01/08		300	277
6.000%, due 06/01/11		200	195
8.000%, due 06/01/23		200	262

			5,483,074

France — 0.91%
French Treasury Note
3.500%, due 07/12/09	EUR	2,435,000	3,080,322
Government of France
3.750%, due 04/25/21		985,000	1,235,040
4.750%, due 04/25/35		1,085,000	1,564,846
5.500%, due 04/25/07		4,445,000	5,695,443
5.500%, due 04/25/10		4,705,000	6,336,973
5.500%, due 04/25/29		4,390,000	6,860,617

			24,773,241

Germany — 1.97%
Bundesobligation
3.500%, due 10/10/08	EUR	2,720,000	3,445,337
Bundesschatzanweisungen
2.500%, due 03/23/07		3,940,000	4,974,184

Deutsche Bundesrepublik
3.750%, due 01/04/09		1,685,000	2,145,318
4.500%, due 07/04/09		8,450,000	10,963,504
4.750%, due 07/04/34		4,720,000	6,817,557
5.000%, due 07/04/12		2,325,000	3,152,174
5.250%, due 07/04/10		2,410,000	3,229,001
6.000%, due 01/04/07		7,535,000	9,615,429
6.250%, due 01/04/24		1,630,000	2,676,250
6.500%, due 07/04/27		3,975,000	6,869,040

			53,887,794

Italy — 0.37%
Republic of Italy
4.500%, due 05/01/09	EUR	4,490,000	5,812,198
5.250%, due 08/01/11		3,165,000	4,283,800

			10,095,998

Japan — 1.23%
Government of Japan
0.500%, due 03/20/07	JPY	197,000,000	1,669,498
0.500%, due 06/20/07		1,635,000,000	13,846,363
1.300%, due 06/20/11		445,000,000	3,806,491
1.900%, due 06/20/25		200,000,000	1,634,992
2.300%, due 06/20/35		125,000,000	1,028,902
2.600%, due 03/20/19		16,600,000	152,015
Government of Japan CPI Linked Bond
0.500%, due 12/10/14		725,000,000	5,915,325
1.000%, due 06/10/16		655,000,000	5,495,956

			33,549,542

Netherlands — 0.16%
Government of Netherlands
4.000%, due 01/15/37	EUR	1,575,000	2,025,938
5.000%, due 07/15/11		1,840,000	2,471,945

			4,497,883

Sweden — 0.08%
Government of Sweden
6.750%, due 05/05/14	SEK	11,330,000	1,862,578
8.000%, due 08/15/07		2,190,000	311,070

			2,173,648

United Kingdom — 0.68%
U.K. Gilts
4.750%, due 09/07/15	GBP	2,410,000	4,577,247
4.750%, due 03/07/20		1,995,000	3,845,605
5.000%, due 03/07/12		5,370,000	10,212,376

			18,635,228

Total Foreign Government Bonds (Cost $175,186,718)			176,955,963

Sovereign/SupraNational Bond — 0.09%
European Investment Bank
4.250%, due 12/07/10 (Cost $2,265,247)	GBP	1,310,000	2,384,217

Total International Bonds (Cost $180,613,331)			182,510,945

Total Bonds (Cost $579,280,190)			581,331,144

	Shares

Investment Companies — 13.51%
iShares Russell 2000 Value Index Fund (b)		146,300	10,782,310
UBS Corporate Bond Relationship Fund *		4,215,158	48,721,750
UBS Emerging Markets Equity Relationship Fund *		4,562,691	110,991,558
UBS High Yield Relationship Fund *		1,245,107	25,549,343
UBS Small-Cap Equity Relationship Fund *		1,788,064	75,979,291
UBS U.S. Securitized Mortgage Relationship Fund *		7,836,055	97,395,895

Total Investment Companies (Cost $314,303,430)			369,420,147

Short-Term Investments — 3.78%
Other * — 3.73%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 5.35%		102,018,535	102,018,535

	Face
	amount

US Government Obligation — 0.05%
US Treasury Bills, (f)
yield of 5.15%, due 01/04/07		$1,500,000	1,481,357

Total Short-Term Investments
(Cost $103,498,408)			103,499,892

	Shares

Investment of Cash Collateral
for Securities Loaned * — 2.05%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 5.35% (Cost $56,190,397)	56,190,397	56,190,397

Total Investments — 101.97%
(Cost $2,540,298,804)		2,788,538,611
Liabilities, in excess of cash and other assets — (1.97)%		(54,108,453)

Net Assets — 100.00%		$2,734,430,158

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $2,540,298,804; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$277,548,171
Gross unrealized depreciation	(29,308,364)

Net unrealized appreciation	$248,239,807

†	Floating rate securities — The interest rates shown are the current rates as of September 30, 2006.
††	Interest only security — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2006.
(c)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security which represents $8,430,469 or 0.31% of the net assets as of September 30, 2006 is considered illiquid and restricted.
(e)	Security is illiquid. This security amounted to $29,462 or 0.00% of net assets.
(f)	This security was pledged to cover margin requirements for futures contracts.
*	Investments in affiliated mutual funds.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $32,992,564 or 1.21% of net assets.
AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CPI	Consumer Price Index
EUR	Euro
GSAMP	Goldman Sachs Mortgage Securities Corp.
GSMPS	Goldman Sachs Mortgage Pass-Through Securities Corp.
GBP	Great Britain Pound
JPY	Japanese Yen
MLCC	Merrill Lynch Credit Corp.
SEK	Swedish Krona
REIT	Real Estate Investment Trust
TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
TIPS	Treasury Inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Restricted securities
			Acquisition		Market
			cost as a		value as a
	Acquisition	Acquisition	percentage of	Market	percentage
Securities	dates	cost	net assets	value	of net assets

Abacus Ltd., 06-13A, Class H 6.624%, due 09/28/46	08/09/06	$3,400,000	0.12%	$3,400,000	0.12%
G-Force CDO, Ltd., 06-1A, Class A3 5.600%, due 09/27/46	08/03/06	4,928,638	0.19	5,030,469	0.19

Forward foreign currency contracts
UBS Global Securities Relationship Fund had the following open forward foreign currency contracts as of September 30, 2006:
					Unrealized
	Contracts		In	Maturity	appreciation/
	to deliver		exchange for	dates	(depreciation)

Canadian Dollar	21,475,000	USD	19,577,009	11/20/06	$336,760
Euro	119,315,000	USD	153,944,108	11/20/06	2,233,891
Euro	38,124,406	JPY	5,495,900,000	11/20/06	(1,625,088)
Great Britain Pound	57,155,000	USD	107,749,228	11/20/06	674,480
Great Britain Pound	5,975,000	USD	11,034,152	11/20/06	(159,473)
Japanese Yen	1,657,300,000	USD	15,442,314	11/20/06	1,314,456
Thai Baht	2,812,180,000	USD	74,939,509	11/20/06	472,271
United States Dollar	13,415,057	AUD	17,345,000	11/20/06	(500,663)
United States Dollar	48,594	AUD	65,000	10/03/06	(150)
United States Dollar	104,251,833	CHF	124,705,000	11/20/06	(4,036,239)
United States Dollar	13,832,286	EUR	10,835,000	11/20/06	(55,475)
United States Dollar	159,801,714	JPY	17,337,400,000	11/20/06	(12,006,915)
United States Dollar	130,914,949	SEK	942,640,000	11/20/06	(1,814,865)
United States Dollar	79,491,886	SGD	123,435,000	11/20/06	(1,580,954)
United States Dollar	74,504,703	THB	2,812,180,000	11/20/06	(37,465)

Total net unrealized depreciation on forward foreign currency contracts					$(16,785,429)

Currency Type Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Futures contracts
UBS Global Securities Relationship Fund had the following open futures contracts as of September 30, 2006:
				Unrealized
	Expiration	Cost/		appreciation/
	dates	proceeds	Value	(depreciation)

US Treasury futures buy contracts:
5 Year US Treasury Notes, 134 contracts	December 2006	$14,043,284	$14,139,093	$95,809
10 Year US Treasury Notes, 69 contracts	December 2006	7,377,868	7,456,312	78,444

Index futures buy contracts:
Amsterdam Exchanges Index, 338 contracts (EUR)	October 2006	39,893,773	41,535,713	1,641,940
FTSE 100 Index, 599 contracts (GBP)	December 2006	67,457,875	67,140,851	(317,024)

Index future sale contracts:
DAX Index, 144 contracts (EUR)	December 2006	26,865,268	27,595,304	(730,036)
Nikkei 225 index, 196 contracts (JPY)	December 2006	27,002,462	26,714,074	288,388
S&P Toronto Stock Exchange 60 Index, 219 contracts (CAD)	December 2006	26,024,457	26,513,156	(488,699)
S&P 500 Index, 54 contracts (USD)	December 2006	17,709,030	18,162,900	(453,870)
SPI 200 Index, 283 contracts (AUD)	December 2006	26,728,584	27,314,127	(585,543)

Total net unrealized depreciation on futures contracts				$(470,591)

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures positions at September 30, 2006 was $1,481,357.

Currency Type Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

Equities
US Equities
Aerospace & Defense	0.41%
Air Freight & Logistics	0.70
Auto Components	1.19
Automobiles	0.46
Beverages	0.36
Biotechnology	1.13
Building Products	0.91
Capital Markets	2.64
Commercial Banks	3.26
Computers & Peripherals	0.46
Diversified Consumer Services	0.21
Diversified Financial Services	2.91
Diversified Telecommunication Services	0.79
Electric Utilities	1.94
Energy Equipment & Services	0.79
Food & Staples Retailing	1.54
Health Care Equipment & Supplies	0.48
Health Care Providers & Services	2.07
Hotels, Restaurants & Leisure	0.10
Insurance	2.05
Life Sciences Tools & Services	0.41
Machinery	1.07
Media	2.45
Multi-Utilities & Unregulated Power	0.75
Multiline Retail	0.22
Oil & Gas	1.12
Pharmaceuticals	4.20
Real Estate	0.14
Road & Rail	0.88
Semiconductors & Semiconductor Equipment	1.58
Software	2.93
Thrifts & Mortgage Finance	0.70
Wireless Telecommunication Services	0.90

Total US Equities	41.75
International Equities
Air Freight & Logistics	0.12
Airlines	0.16
Auto Components	0.30
Automobiles	0.62
Beverages	0.47
Capital Markets	0.59
Chemicals	0.39
Commercial Banks	3.76
Commercial Services & Supplies	0.04
Communications Equipment	0.22
Construction & Engineering	0.05
Construction Materials	0.29
Consumer Finance	0.15
Distributors	0.02
Diversified Financial Services	0.10
Diversified Telecommunication Services	0.65
Electric Utilities	0.38
Electronic Equipment & Instruments	0.08
Energy Equipment & Services	0.44
Food & Staples Retailing	0.47
Food Products	0.26
Gas Utilities	0.08
Health Care Equipment & Supplies	0.07
Hotels, Restaurants & Leisure	0.79
Household Durables	0.31
Household Products	0.05
Industrial Conglomerates	0.09
Insurance	1.99
IT Services	0.37
Machinery	0.33
Marine	0.06
Media	0.40
Metals & Mining	0.12
Office Electronics	0.21
Oil & Gas	1.29
Paper & Forest Products	0.17
Pharmaceuticals	1.16
Real Estate	0.23
Road & Rail	0.29
Semiconductors & Semiconductor Equipment	0.30
Specialty Retail	0.32
Textiles, Apparel & Luxury Goods	0.05
Tobacco	0.32
Trading Companies & Distributors	0.32
Wireless Telecommunication Services	0.74

Total International Equities	19.62

Total Equities	61.37

US Bonds
US Corporate Bonds
Aerospace & Defense	0.01
Automobiles	0.07
Beverages	0.02
Capital Markets	0.13
Chemicals	0.01
Commercial Banks	0.18
Commercial Services & Supplies	0.01
Consumer Finance	0.16
Diversified Financial Services	0.53
Diversified Telecommunication Services	0.10
Electric Utilities	0.06
Food Products	0.02
Insurance	0.02
IT Services	0.01
Media	0.05
Multi-Utilities & Unregulated Power	0.03
Oil & Gas	0.05
Pharmaceuticals	0.03
Real Estate	0.02
Road & Rail	0.04
Thrifts & Mortgage Finance	0.04
Wireless Telecommunication Services	0.01

Total US Corporate Bonds	1.60
Asset-Backed Securities	0.80
Collateralized Debt Obligations	0.31
Commercial Mortgage-Backed Securities	1.22
Mortgage & Agency Debt Securities	5.89
US Government Obligations	4.77

Total US Bonds	14.59
International Bonds
International Corporate Bonds
Aerospace & Defense	0.02
Commercial Banks	0.06
Diversified Telecommunication Services	0.01

Total International Corporate Bonds	0.09
International Asset-Backed Security	0.02
Foreign Government Bonds	6.47
Sovereign/SupraNational Bond	0.09

Total International Bonds	6.67
Total Bonds	21.26
Investment Companies	13.51
Short-Term Investments	3.78
Investment of Cash Collateral for Securities Loaned	2.05

Total Investments	101.97
Liabilities, in excess of cash and other assets	(1.97)

Net Assets	100.00%

UBS Emerging Markets Equity Completion Relationship Fund Schedule of investments — September 30, 2006 (unaudited)

	Shares	Value

International Equities — 99.02%
Brazil — 9.03%
Cia Vale do Rio Doce, ADR	119,300	$2,572,108
Petroleo Brasileiro S.A., Preferred	127,830	2,383,401

		4,955,509

China — 6.03%
China Petroleum & Chemical Corp.	3,474,000	2,158,249
Huadian Power International Corp., Ltd.	874,000	247,930
Weiqiao Textile Co.	682,500	904,084

		3,310,263

Hong Kong — 0.45%
China Netcom Group Corp. Hong Kong Ltd.	47,500	85,237
China Unicom Ltd.	162,500	160,192

		245,429

India — 10.52%
ICICI Bank Ltd., ADR	75,900	2,330,889
Infosys Technology Ltd., ADR	25,000	1,193,250
Reliance Industries Ltd., GDR, 144A	44,561	2,250,331

		5,774,470

Indonesia — 8.01%
Bank Danamon Indonesia Tbk PT	966,500	555,279
Bank Rakyat Indonesia PT	3,747,000	1,990,277
Indofood Sukses Makmur Tbk PT	2,526,000	342,276
Indosat Tbk PT	2,704,500	1,509,829

		4,397,661

Israel — 8.81%
Bank Hapoalim BM	528,900	2,499,379
Teva Pharmaceutical Industries Ltd., ADR	68,600	2,338,574

		4,837,953

Korea — 27.40%
Hyundai Department Store Co. Ltd.	9,043	649,854
Hyundai Mobis	13,106	1,347,650
Hyundai Motor Co. Ltd.	26,274	2,249,082
Hyundai Motor Co., Ltd. Preferred	15,150	790,922
Kookmin Bank	30,582	2,411,009
Korean Reinsurance Co.	90,430	1,118,130
LG Electronics, Inc.	23,503	1,515,121
LG Philips LCD Co. Ltd., (a)	39,560	1,312,744
SK Corp.	25,569	1,699,646
SK Telecom Co. Ltd.	5,788	1,232,530
STX Pan Ocean Co. Ltd.	1,333,000	709,199

		15,035,887

Malaysia — 1.09%
Bumiputra-Commerce Holdings Bhd	330,300	595,579

Philippines — 0.71%
Globe Telecom Inc.	18,000	387,328

South Africa — 5.80%
Edgars Consolidated Stores Ltd.	412,780	1,589,909
Standard Bank Group Ltd.	159,562	1,594,032

		3,183,941

Taiwan — 16.52%
AU Optronics Corp.	1,521,510	2,153,720
Chi Mei Optoelectronics Corp.	1,359,312	1,503,159
Delta Electronics, Inc.	302,650	868,699
Far EasTone Telecommunications Co. Ltd.	341,000	369,359
Giant Manufacturing Co. Ltd.	212,000	333,077
King Yuan Electronics Co. Ltd.	637,762	472,095
Lite-On It Corp.	925,160	810,624
Pou Chen Corp.	318,142	260,492
Taiwan Semiconductor Manufacturing Co. Ltd.	981,007	1,769,503
Yuanta Core Pacific Securities Co.	788,000	524,976

		9,065,704

Thailand — 1.70%
Kasikornbank PCL	290,000	532,677
Thai Oil PCL	249,800	398,988

		931,665

Turkey — 2.95%
Turkiye Garanti Bankasi AS	547,216	1,618,704

Total International Equities
(Cost $52,058,063)		54,340,093

Short-Term Investment — 0.06%
Investment Company * — 0.06%
UBS U.S. Cash Management Prime
Relationship Fund, yield of 5.34%
(Cost $34,730)	34,730	34,730

Total Investments — 99.08%
(Cost $52,092,793)		54,374,823
Cash and other assets, less liabilities — 0.92%		506,166

Net Assets — 100.00%		$54,880,989

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $52,092,793; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,554,190
Gross unrealized depreciation	(1,272,160)

Net unrealized appreciation	$2,282,030

(a)	Non-income producing security.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $2,250,331 or 4.10% of net assets.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
*	Investment in affiliated mutual fund.

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

International Equities
Auto Components	2.46%
Automobiles	5.54
Capital Markets	0.96
Commercial Banks	25.73
Computers & Peripherals	1.48
Diversified Telecommunication Services	2.92
Electronic Equipment & Instruments	10.64
Food Products	0.62
Household Durables	2.76
Independent Power Producers & Energy Traders	0.45
Insurance	2.04
IT Services	2.17
Leisure Equipment & Products	0.61
Marine	1.29
Metals & Mining	4.69
Multiline Retail	1.18
Oil & Gas	16.20
Pharmaceuticals	4.26
Semiconductors & Semiconductor Equipment	4.08
Specialty Retail	2.90
Textiles, Apparel & Luxury Goods	2.12
Wireless Telecommunication Services	3.92

Total International Equities	99.02
Short-Term Investments	0.06

Total Investments	99.08
Cash and other assets, less liabilities	0.92

Net Assets	100.00%

UBS Emerging Markets Equity Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)

	Shares	Value

International Equities — 97.61%
Argentina — 0.68%
Tenaris S.A., ADR	151,900	$5,374,222

Brazil — 12.08%
Banco Itau Holding Financeira S.A., Preferred	338,900	10,146,893
Cia de Bebidas das Americas, ADR	197,260	8,910,315
Cia Energetica de Minas Gerais, Preferred	92,458,802	3,633,631
Cia Vale do Rio Doce, Preferred	679,226	12,558,012
Cia Vale do Rio Doce, Preferred Series A (a) (b) (c)	23,646	0
Petroleo Brasileiro S.A., Preferred	2,034,677	37,936,718
Tele Norte Leste Participacoes S.A.	114,500	3,570,391
Tele Norte Leste Participacoes S.A., ADR	302,035	4,140,900
Unibanco-Uniao De Bancos Brasileiros S.A., ADR	140,600	10,404,400
USinas Siderurgicas de Minas Gerais S.A., Preferred	154,937	4,606,851

		95,908,111

China — 3.61%
China Life Insurance Co. Ltd.	1,662,000	3,251,190
China Petroleum & Chemical Corp.	15,048,000	9,348,683
Cosco Holdings	6,559,000	3,014,026
Dongfeng Motor Group Co., Ltd. (a)	12,577,500	5,101,615
Shanghai Electric Group Corp. Ltd.	11,302,800	3,801,138
Shanghai Forte Land Co., Ltd.	2,999,400	1,047,200
Weiqiao Textile Co.	2,332,000	3,089,118

		28,652,970

Czech Republic — 1.44%
CEZ	144,543	5,119,300
Komercni Banka A.S.	42,837	6,348,867

		11,468,167

Egypt — 1.02%
Orascom Telecom Holding SAE, GDR	146,753	8,093,428

Hong Kong — 2.42%
China Merchants Holdings International Co., Ltd.	1,746,000	5,121,023
China Unicom Ltd.	4,278,000	4,217,240
CNOOC Ltd.	11,841,000	9,848,945

		19,187,208

Hungary — 2.48%
Mol Hungarian Oil and Gas NyRt.	78,261	7,135,819
OTP Bank Rt.	398,546	12,570,440

		19,706,259

India — 6.46%
Astra Microwave Products Ltd.	143,700	526,300
Bharat Heavy Electricals Ltd. Participation
Certificates - Citigroup Global Markets Holdings, Inc. (a) (c)	89,495	4,674,591
EIH Ltd.	60	134
Hindustan Lever Ltd.	4,855	27,185
ICICI Bank Ltd. Participation Certificates -
Citigroup Global Markets Holdings, Inc. (a) (c)	638,500	9,726,611
Infosys Technology Ltd., ADR	158,000	7,541,340
ITC Ltd.	1,635,802	6,685,684
NTPC Ltd. Participation Certificates - ABN AMRO Bank NV (a) (c)	1,587,100	4,499,519
Reliance Energy Ltd. Participation Certificates - Citigroup Global Markets Holding, Inc. (a)	25,843	272,104
Reliance Industries Ltd. Participation Certificates -
Citigroup Global Markets Holdings, Inc. 144A (a) (c)	416,778	10,633,852
Tata Consultancy Services Ltd. Participation
Certificates - Citigroup Global Markets Holdings, Inc., 144A (a) (c)	193,000	4,293,278
Union Bank of India	798,392	2,372,141

		51,252,739

Indonesia — 3.64%
Astra Agro Lestari Tbk PT	1,004,000	990,396
Astra International Tbk PT	3,674,076	4,958,509
Bank Rakyat PT	23,334,500	12,394,477
Indosat Tbk PT	8,130,500	4,538,978
Telekomunikasi Tbk PT	6,526,900	5,978,570

		28,860,930

Israel — 1.68%
Teva Pharmaceutical Industries Ltd., ADR	391,320	13,340,099

Korea — 19.79%
Binggrae Co., Ltd.	32,960	1,482,111
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	139,190	4,501,151
GS Engineering & Construction Corp.	48,479	3,391,609
Hyundai Department Store Co., Ltd.	74,910	5,383,229
Hyundai Development Co.	139,650	6,227,984
Hyundai Mobis	66,469	6,834,804
Hyundai Motor Co., Preferred	218,770	11,421,123
Kookmin Bank	366,515	28,895,132
Korean Reinsurance Co.	575,304	7,113,402
KT& G Corp.	126,884	7,710,256
LG Electronics, Inc.	97,392	6,278,375
LG Philips LCD Co. Ltd., ADR (a)	423,200	7,020,888
POSCO	28,381	7,348,317
Samsung Electronics Co., Ltd.	34,252	24,035,221
Samsung Electronics Co. Ltd., Preferred	13,382	7,028,644
Sejong Securities Co., Ltd. (a) (b) (c)	726,000,000	0
Shinhan Financial Group Co., Ltd.	135,100	6,089,316
SK Corp.	102,367	6,804,633
SK Telecom Co. Ltd., ADR	259,644	6,135,388
STX Pan Ocean Co., Ltd.	6,432,000	3,422,031

		157,123,614

Malaysia — 2.64%
British American Tobacco Malaysia Bhd	406,400	4,710,846
Bumiputra-Commerce Holdings Bhd	2,357,500	4,250,915
Genting Bhd	796,000	5,201,627
Malayan Banking Bhd	791,700	2,404,295
Telekom Malaysia Bhd	1,775,900	4,406,043

		20,973,726

Mexico — 4.78%
Cemex S.A. de C.V. CPO (a)	6,771,718	20,437,112
Consorcio ARA S.A. de C.V.	307,881	1,511,961
Fomento Economico Mexicano S.A. de C.V.	1,048,100	10,176,885
Grupo Financiero Banorte S.A. de C.V.	1,870,900	5,855,709

		37,981,667

Poland — 0.21%
Polski Koncern Naftowy Orlen S.A.	109,138	1,707,650

Russia — 10.48%
AFK Sistema GDR, 144A (a)	260,840	6,820,966
LUKOIL, ADR	146,191	10,986,254
MMC Norilsk Nickel, ADR	42,414	5,375,974
Mobile Telesystems OJSC, ADR	385,400	14,556,558
NovaTek OAO, GDR	76,931	3,823,471
Novolipetsk Steel, GDR, 144A	254,309	4,946,310
OAO Gazprom, ADR	63,718	2,784,477
OAO Gazprom Registered, ADR	404,070	17,496,231
Polyus Gold Co. ZAO, ADR (a) (b) (c)	51,500	2,260,850
Surgutneftegaz Preferred	2,292,263	1,994,269
Surgutneftgaz OJSC	3,267,267	4,214,774
Vimpel-Communications OAO, ADR (a)	130,700	7,919,113

		83,179,247

South Africa — 5.24%
Anglo Platinum Ltd.	41,782	4,221,839
Bidvest Group Ltd.	202,841	2,942,838
Edgars Consolidated Stores Ltd.	535,006	2,060,688
Gold Fields Ltd.	427,729	7,550,436
Imperial Holdings Ltd. (a)	116,697	1,936,522
JD Group Ltd.	208,972	1,743,949
Massmart Holdings Ltd.	308,352	2,253,033
MTN Group Ltd.	482,028	3,898,926
Naspers Ltd.	170,260	2,614,424
Sanlam Ltd.	1,811,822	3,977,809
Standard Bank Group Ltd.	569,739	5,691,721
Telkom S.A. Ltd.	155,565	2,686,374

		41,578,559

Taiwan — 12.81%
Advanced Semiconductor Engineering, Inc. (a)	5,837,000	5,423,000
AU Optronics Corp., ADR	409,229	5,831,513
Cathay Financial Holding Co., Ltd.	5,720,967	11,460,083
Cathay Financial Holding Co., Ltd.
Participation Certificates - Citigroup Global Markets Holdings, Inc. (a) (c)	462,276	926,018
Delta Electronics, Inc.	1,741,325	4,998,138
Far EasTone Telecommunications Co., Ltd.	2,501,730	2,709,782
Foxconn Technology Co., Ltd.	860,200	7,744,984
Giant Manufacturing Co., Ltd.	907,000	1,425,002
High Tech Computer Corp.	240,000	6,352,141
HON HAI Precision Industry Co., Ltd.	2,324,570	14,152,152
King Yuan Electronics Co., Ltd.	2,611,449	1,933,092
Lite-On Technology Corp.	3,607,654	4,452,683
MediaTek, Inc.	732,924	6,953,339
Taiwan Semiconductor Manufacturing Co., Ltd.	13,067,116	23,569,962
Unimicron Technology Corp.	1,635,640	2,021,231
Wistron Corp.	1,513,756	1,717,397

		101,670,517

Thailand — 3.28%
Bangkok Bank PCL	1,316,500	3,855,051
Banpu PCL	836,600	3,251,527
Kasikornbank PCL	1,542,600	2,833,473
Kasikornbank PCL NVDR	1,809,400	3,227,201
Land & House PCL NVDR	12,595,200	2,430,858
PTT PCL	708,900	4,076,198
TelecomAsia Corp. PCL (a) (b) (c)	216,818	0
Thai Beverage PLC	16,911,000	3,141,033
Thai Oil PCL	1,998,800	3,192,546

		26,007,887

Turkey — 2.87%
Turkcell Iletisim Hizmet AS	903,451	4,593,313
Turkiye Garanti Bankasi AS	2,880,287	8,520,096
Turkiye Is Bankasi	1,817,193	9,658,900

		22,772,309

Total International Equities
(Cost $637,486,481)		774,839,309

Short-Term Investment — 1.23%
Other * — 1.23%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 5.35% (Cost $9,793,935)	9,793,935	9,793,935

Total Investments — 98.84%
(Cost $647,280,416)		784,633,244
Cash and other assets, less liabilities — 1.16%		9,191,054

Net Assets — 100.00%		$793,824,298

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $647,280,416; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$149,401,874
Gross unrealized depreciation	(12,049,046)

Net unrealized appreciation	$137,352,828

(a)	Non-income producing security.
(b)	Securities is illiquid. These securities amounted to $2,260,850 or 0.28% of net assets.
(c)	Securities is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2006, the value of these securities amounted to $37,014,719 or 4.66% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $26,694,406 or 3.36% of net assets.
ADR	American Depositary Receipt.
COP	Certificate of Participation.
GDR	Global Depositary Receipt.
NVDR	Non Voting Depositary Receipt.
*	Investment in affiliated mutual fund.

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

International Equities
Air Freight & Logistics	0.24%
Auto Components	0.86
Automobiles	2.71
Beverages	2.80
Capital Markets	0.24
Commercial Banks	16.83
Communications Equipment	0.07
Computers & Peripherals	2.55
Construction & Engineering	1.21
Construction Materials	2.57
Diversified Financial Services	1.26
Diversified Telecommunication Services	3.19
Electric Utilities	1.67
Electrical Equipment	1.07
Electronic Equipment & Instruments	4.29
Energy Equipment & Services	0.68
Food & Staples Retailing	0.28
Food Products	0.31
Hotels, Restaurants & Leisure	0.65
Household Durables	1.29
Industrial Conglomerates	0.37
Insurance	3.37
IT Services	1.49
Leisure Equipment & Products	0.18
Machinery	0.57
Marine	0.81
Media	0.33
Metals & Mining	6.16
Multiline Retail	0.68
Oil & Gas	17.04
Pharmaceuticals	1.68
Real Estate	0.13
Semiconductors & Semiconductor Equipment	8.68
Specialty Retail	0.48
Textiles, Apparel & Luxury Goods	0.39
Tobacco	2.41
Transportation Infrastructure	0.64
Wireless Telecommunication Services	7.43

Total International Equities	97.61
Short-Term Investment	1.23

Total Investments	98.84
Cash and other assets, less liabilities	1.16

Net Assets	100.00%

UBS International Equity Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)
	Shares	Value

International Equities — 98.75%
Australia — 2.68%
National Australia Bank Ltd.	255,475	$6,987,882
Qantas Airways Ltd.	2,814,141	8,200,753
QBE Insurance Group Ltd.	474,776	8,669,339

		23,857,974

Austria — 0.58%
Telekom Austria AG	204,127	5,150,980

Belgium — 1.55%
KBC Groep NV	95,642	10,072,208
Solvay S.A., Class A	28,341	3,665,656

		13,737,864

Canada — 4.06%
Alcan, Inc.	100,360	4,000,034
Canadian Pacific Railway Ltd.	166,400	8,271,245
Cott Corp. (a)	178,000	3,041,646
Inco Ltd.	21,600	1,646,644
Magna International, Inc., Class A	41,600	3,020,210
Manulife Financial Corp.	145,700	4,692,642
Toronto-Dominion Bank	192,100	11,415,148

		36,087,569

Finland — 1.55%
Nokia Oyj	270,164	5,364,826
UPM-Kymmene Oyj	355,174	8,440,091

		13,804,917

France — 7.85%
AXA S.A.	439,528	16,207,548
France Telecom S.A.	673,753	15,463,780
Sanofi-Aventis S.A.	118,089	10,511,942
Total S.A.	382,163	25,078,143
Unibail, REIT	12,281	2,580,433

		69,841,846

Germany — 7.32%
Allianz AG	108,334	18,748,657
Bayerische Motoren Werke AG	83,001	4,445,735
Deutsche Postbank AG	126,612	9,608,938
E.ON AG	112,278	13,309,132
Hannover Rueckversicherung AG (a)	55,909	2,351,601
IKB Deutsche Industriebank AG	83,961	2,915,060
MAN AG	45,721	3,869,353
Metro AG	81,256	4,748,960
Premiere AG (a)	53,525	714,017
Siemens AG	50,058	4,367,152

		65,078,605

Hong Kong — 1.76%
Esprit Holdings Ltd.	522,000	4,760,591
Hutchison Telecommunications International Ltd. (a)	2,340,000	4,138,962
Sun Hung Kai Properties Ltd.	384,000	4,192,102
Yue Yuen Industrial Holdings	815,000	2,531,624

		15,623,279

Ireland — 2.83%
Bank of Ireland	697,481	13,638,077
CRH PLC	176,544	5,961,568
Depfa Bank PLC	302,093	5,585,146

		25,184,791

Italy — 1.62%
ENI SpA	230,168	6,820,874
UniCredito Italiano SpA	918,183	7,620,356

		14,441,230

Japan — 19.87%
Aeon Co., Ltd.	227,100	5,565,752
Aiful Corp.	98,550	3,812,686
Asahi Breweries Ltd.	408,700	5,957,938
Bank of Yokohama Ltd.	663,000	5,219,810
Bridgestone Corp.	371,700	7,504,800
Canon, Inc.	192,600	10,043,733
East Japan Railway Co.	860	6,013,630
Funai Electric Co., Ltd.	33,400	3,147,022
Honda Motor Co., Ltd.	248,100	8,338,260
Japan Tobacco, Inc.	1,011	3,928,457
KDDI Corp.	531	3,308,495
Mitsubishi Corp.	393,400	7,393,422
Mitsui Fudosan Co., Ltd.	172,000	3,909,587
Mitsui Sumitomo Insurance Co., Ltd.	622,000	7,777,304
Nissan Motor Co., Ltd.	765,300	8,571,360
Nitto Denko Corp.	120,400	7,134,815
NOK Corp.	142,300	3,511,572
Nomura Holdings, Inc.	242,000	4,261,249
NTN Corp.	397,000	3,139,031
NTT DoCoMo, Inc.	4,804	7,401,718
Rohm Co., Ltd.	75,100	6,974,366
Shin-Etsu Chemical Co., Ltd.	103,300	6,593,710
SMC Corp.	28,100	3,718,121
Sompo Japan Insurance, Inc.	330,000	4,321,778
Sumitomo Mitsui Financial Group, Inc.	1,037	10,885,757
Sumitomo Trust & Banking Co., Ltd.	462,000	4,834,133
Takefuji Corp.	80,980	3,715,654
Tanabe Seiyaku Co., Ltd.	204,000	2,555,936
Tokyo Gas Co., Ltd.	806,000	4,039,382
Toyota Motor Corp.	166,700	9,060,013
Yokogawa Electric Corp.	314,100	4,126,842

		176,766,333

Netherlands — 9.71%
ABN AMRO Holding NV	1,024,583	29,882,117
Aegon NV	664,240	12,457,462
ASML Holding NV (a)	313,143	7,322,173
ING Groep NV	108,637	4,778,796
Koninklijke Philips Electronics NV	251,051	8,808,612
Reed Elsevier NV	561,615	9,364,850
Royal KPN NV	549,176	7,005,609
TNT NV	178,339	6,763,930

		86,383,549

Norway — 0.50%
Telenor ASA	340,900	4,444,977

Singapore — 0.08%
Jardine Cycle & Carriage Ltd.	92,928	702,116

Spain — 2.98%
Banco Santander Central Hispano S.A.	1,271,358	20,103,454
Repsol YPF S.A.	215,798	6,422,393

		26,525,847

Sweden — 1.86%
Electrolux AB, B Shares	208,000	3,377,660
Husqvarna AB, B Shares (a)	182,700	2,150,321
Sandvik AB	486,700	5,578,871
Telefonaktiebolaget LM Ericsson, B Shares	1,565,000	5,424,425

		16,531,277

Switzerland — 9.63%
Clariant AG (a)	196,669	2,658,008
Credit Suisse Group	425,294	24,607,158
Holcim Ltd.	102,544	8,380,980
Nestle S.A.	25,864	9,018,117
Novartis AG	235,401	13,742,471
Roche Holding AG	108,182	18,704,425
Straumann Holding AG	16,585	3,571,124
Swiss Reinsurance Co.	64,921	4,968,563

		85,650,846

United Kingdom — 22.32%
AstraZeneca PLC	62,017	3,876,003
Balfour Beatty PLC	303,329	2,338,485
Barclays PLC	1,728,659	21,815,052
BP PLC	2,265,725	24,689,780
Cadbury Schweppes PLC	351,167	3,737,930
Diageo PLC	766,046	13,532,679
Gallaher Group PLC	708,554	11,595,018
GlaxoSmithKline PLC	272,338	7,250,949
GUS PLC	219,777	3,975,085
Kesa Electricals PLC	688,860	4,201,481
Kingfisher PLC	1,491,817	6,850,332
Prudential PLC	1,337,015	16,609,794
Rentokil Initial PLC	725,165	1,989,122
Royal Bank of Scotland Group PLC	611,294	21,048,391
Scottish & Southern Energy PLC	217,982	5,379,267
Taylor Nelson Sofres PLC	820,426	3,287,308
Tesco PLC	1,807,672	12,184,541
Vodafone Group PLC	9,493,177	21,729,387
Wolseley PLC	398,849	8,408,798
WPP Group PLC	326,644	4,048,738

		198,548,140

Total International Equities
(Cost $798,260,753)		878,362,140

Short-Term Investment — 0.74%
Other * — 0.74%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 5.35% (Cost $6,554,868)	6,554,868	6,554,868

Total Investments — 99.49%
(Cost $804,815,621)		884,917,008
Cash and other assets, less liabilities — 0.51%		4,565,139

Net Assets — 100.00%		$889,482,147

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $804,815,621; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$92,071,663
Gross unrealized depreciation	(11,970,276)

Net unrealized appreciation	$80,101,387

(a)	Non-income producing security.
REIT	Real Estate Investment Trust.
*	Investment in affiliated mutual fund.

Forward foreign currency contracts
UBS International Equity Relationship Fund had the following open forward foreig currency contracts as of September 30, 2006:
					Unrealized
	Contracts		In	Maturity	appreciation/
	to deliver		exchange for	date	(depreciation)

Canadian Dollar	25,675,000	USD	23,405,807	11/20/06	$402,622
Euro	104,760,000	USD	135,059,752	11/20/06	1,856,364
Euro	14,063,139	JPY	2,027,300,000	11/20/06	(599,454)
Great Britain Pound	23,310,000	USD	43,971,853	11/20/06	302,666
Great Britain Pound	9,705,000	USD	18,006,355	11/20/06	(175,089)
Japanese Yen	2,208,200,000	USD	19,398,060	11/20/06	573,988
Swiss Franc	7,180,000	USD	5,917,013	11/20/06	147,013
United States Dollar	4,800,858	CAD	5,370,000	11/20/06	10,324
United States Dollar	3,926,613	CAD	4,335,000	11/20/06	(42,725)
United States Dollar	9,806,134	CHF	11,730,000	11/20/06	(379,657)
United States Dollar	4,608,498	CHF	5,765,000	11/20/06	24,379
United States Dollar	5,077,515	DKK	29,280,000	11/20/06	(84,853)
United States Dollar	30,465,128	EUR	23,635,000	11/20/06	(412,989)
United States Dollar	4,303,040	EUR	3,400,000	11/20/06	20,094
United States Dollar	10,600,927	GBP	5,685,000	11/20/06	49,408
United States Dollar	58,783,521	JPY	6,502,200,000	11/20/06	(3,354,718)
United States Dollar	46,923,326	SEK	338,140,000	11/20/06	(613,067)
United States Dollar	21,203,632	SGD	32,925,000	11/20/06	(421,703)

Total net unrealized depreciation on forward foreign currency contracts					$(2,697,397)

Currency Type Abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

International Equities
Air Freight & Logistics	0.76%
Airlines	0.92
Auto Components	1.58
Automobiles	3.42
Beverages	2.53
Capital Markets	3.25
Chemicals	2.25
Commercial Banks	20.42
Commercial Services & Supplies	0.22
Communications Equipment	1.21
Construction & Engineering	0.26
Construction Materials	1.61
Consumer Finance	0.85
Distributors	0.08
Diversified Financial Services	0.54
Diversified Telecommunication Services	3.61
Electric Utilities	2.10
Electronic Equipment & Instruments	0.46
Food & Staples Retailing	2.53
Food Products	1.43
Gas Utilities	0.45
Health Care Equipment & Supplies	0.40
Household Durables	1.72
Household Products	0.24
Industrial Conglomerates	0.49
Insurance	10.88
Internet & Catalog Retail	0.45
Machinery	1.83
Media	1.96
Metals & Mining	0.64
Office Electronics	1.13
Oil & Gas	7.08
Paper & Forest Products	0.95
Pharmaceuticals	6.37
Real Estate	1.20
Road & Rail	1.61
Semiconductors & Semiconductor Equipment	1.61
Specialty Retail	1.78
Textiles, Apparel & Luxury Goods	0.29
Tobacco	1.75
Trading Companies & Distributors	1.78
Wire Telecommunication Services	4.11

Total International Equities	98.75
Short-Term Investment	0.74

Total Investments	99.49
Cash and other assets, less liabilities	0.51

Net Assets	100.00%

UBS Large-Cap Select Equity Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)

	Shares	Value

Equities — 96.42%
Aerospace & Defense — 1.84%
Lockheed Martin Corp.	1,100	$94,666
Northrop Grumman Corp.	1,900	129,333

		223,999

Air Freight & Logistics — 1.79%
FedEx Corp.	2,000	217,360

Automobiles — 1.14%
Harley-Davidson, Inc.	2,200	138,050

Beverages — 1.09%
Anheuser-Busch Cos., Inc.	2,600	123,526
Constellation Brands, Inc., Class A (a)	300	8,634

		132,160

Biotechnology — 1.67%
Genzyme Corp. (a)	3,000	202,410

Building Products — 2.73%
Masco Corp.	12,100	331,782

Capital Markets — 6.72%
Mellon Financial Corp.	7,800	304,980
Morgan Stanley	7,000	510,370

		815,350

Commercial Banks — 7.13%
Fifth Third Bancorp	6,200	236,096
PNC Financial Services Group, Inc.	2,800	202,832
Wells Fargo & Co.	11,800	426,924

		865,852

Computers & Peripherals — 1.09%
Dell, Inc. (a)	5,800	132,472

Diversified Consumer Services — 0.57%
H&R Block, Inc.	3,200	69,568

Diversified Financial Services — 7.40%
Citigroup, Inc.	10,900	541,403
JPMorgan Chase & Co.	7,600	356,896

		898,299

Diversified Telecommunication Services — 2.00%
AT&T, Inc.	6,300	205,128
Embarq Corp.	778	37,632

		242,760

Electric Utilities — 1.59%
American Electric Power Co., Inc.	5,300	192,761

Energy Equipment & Services — 1.07%
GlobalSantaFe Corp.	2,600	129,974

Food & Staples Retailing — 2.63%
Costco Wholesale Corp.	3,900	193,752
Kroger Co.	5,400	124,956

		318,708

Health Care Equipment & Supplies — 1.15%
Medtronic, Inc.	3,000	139,320

Health Care Providers & Services — 5.10%
Caremark Rx, Inc.	2,700	153,009
Medco Health Solutions, Inc. (a)	3,100	186,341
UnitedHealth Group, Inc.	5,700	280,440

		619,790

Hotels, Restaurants & Leisure — 2.11%
Carnival Corp.	4,700	221,041
Wyndham Worldwide Corp. (a)	1,260	35,242

		256,283

Insurance — 5.12%
Allstate Corp.	2,100	131,733
American International Group, Inc.	4,900	324,674
Hartford Financial Services Group, Inc.	1,900	164,825

		621,232

Machinery — 3.03%
Illinois Tool Works, Inc.	6,800	305,320
PACCAR, Inc.	1,100	62,722

		368,042

Media — 5.03%
DIRECTV Group, Inc. (a)	10,500	206,640
News Corp., Inc., Class A	4,800	94,320
Omnicom Group, Inc.	2,800	262,080
Univision Communications, Inc., Class A (a)	1,400	48,076

		611,116

Multiline Retail — 1.23%
Kohl’s Corp. (a)	2,300	149,316

Multi-Utilities & Unregulated Power — 2.16%
NiSource, Inc.	7,000	152,180
Sempra Energy	2,200	110,550

		262,730

Oil & Gas — 4.19%
EOG Resources, Inc.	1,700	110,585
ExxonMobil Corp.	2,500	167,750
Marathon Oil Corp.	3,000	230,700

		509,035

Pharmaceuticals — 9.56%
Allergan, Inc.	3,000	337,830
Bristol-Myers Squibb Co.	5,800	144,536
Johnson & Johnson	4,500	292,230
Wyeth	7,600	386,384

		1,160,980

Real Estate — 0.39%
Realogy Corp. (a)	2,075	47,061

Road & Rail — 2.30%
Burlington Northern Santa Fe Corp.	3,800	279,072

Semiconductors & Semiconductor Equipment — 3.83%
Analog Devices, Inc.	4,700	138,133
Intel Corp.	11,600	238,612
Xilinx, Inc.	4,000	87,800

		464,545

Software — 6.32%
Microsoft Corp.	18,800	513,804
Oracle Corp. (a)	3,600	63,864
Symantec Corp. (a)	8,900	189,392

		767,060

Thrifts & Mortgage Finance — 2.24%
Freddie Mac	4,100	271,953

Wireless Telecommunication Services — 2.20%
Sprint Nextel Corp.	15,578	267,163

Total Equities (Cost $9,458,460)		11,706,203

Short-Term Investment — 2.78%
Other * — 2.78%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 5.35% (Cost $337,688)	337,688	337,688

Total Investments — 99.20%
(Cost $9,796,148)		12,043,891
Cash and other assets, less liabilities — 0.80%		96,760

Net Assets — 100.00%		$12,140,651

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $9,796,148; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,508,749
Gross unrealized depreciation	(261,006)

Net unrealized appreciation	$2,247,743

(a)	Non-income producing security.
*	Investment in affiliated mutual fund.

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

Equities
Aerospace & Defense	1.84%
Air Freight & Logistics	1.79
Automobiles	1.14
Beverages	1.09
Biotechnology	1.67
Building Products	2.73
Capital Markets	6.72
Commercial Banks	7.13
Computers & Peripherals	1.09
Diversified Consumer Services	0.57
Diversified Financial Services	7.40
Diversified Telecommunication Services	2.00
Electric Utilities	1.59
Energy Equipment & Services	1.07
Food & Staples Retailing	2.63
Health Care Equipment & Supplies	1.15
Health Care Providers & Services	5.10
Hotels, Restaurants & Leisure	2.11
Insurance	5.12
Machinery	3.03
Media	5.03
Multiline Retail	1.23
Multi-Utilities & Unregulated Power	2.16
Oil & Gas	4.19
Pharmaceuticals	9.56
Real Estate	0.39
Road & Rail	2.30
Semiconductors & Semiconductor Equipment	3.83
Software	6.32
Thrifts & Mortgage Finance	2.24
Wireless Telecommunication Services	2.20

Total Equities	96.42
Short-Term Investment	2.78

Total Investments	99.20
Cash and other assets, less liabilities	0.80

Net Assets	100.00%

UBS Small-Cap Equity Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)

	Shares	Value

Equities — 97.75%
Aerospace & Defense — 2.89%
Esterline Technologies Corp. (a)	231,400	$7,812,064
Triumph Group, Inc.	155,600	6,589,660

		14,401,724

Airlines — 0.84%
AMR Corp. (a)	180,100	4,167,514

Apparel Retail — 1.17%
True Religion Apparel, Inc. (a)	275,200	5,809,472

Biotechnology — 1.58%
Alkermes, Inc. (a)	220,500	3,494,925
Keryx Biopharmaceuticals, Inc. (a)	181,800	2,150,694
Telik, Inc. (a)	123,800	2,202,402

		7,848,021

Building Products — 5.42%
American Woodmark Corp.	170,500	5,744,145
ElkCorp.	146,400	3,974,760
Hexcel Corp. (a)	372,800	5,275,120
Insteel Industries, Inc.	118,600	2,356,582
Interline Brands, Inc. (a)	187,300	4,622,564
Trex Co., Inc. (a)	207,400	5,010,784

		26,983,955

Capital Markets — 5.46%
Apollo Investment Corp.	512,900	10,519,579
GFI Group, Inc. (a)	60,200	3,328,458
National Financial Partners Corp.	213,600	8,764,008
optionsXpress Holdings, Inc.	163,400	4,555,592

		27,167,637

Commercial Banks — 4.10%
Boston Private Financial Holdings, Inc.	140,800	3,925,504
Colonial BancGroup, Inc.	151,600	3,714,200
Cullen/Frost Bankers, Inc.	82,800	4,787,496
Placer Sierra Bancshares	251,900	5,594,699
South Financial Group, Inc.	90,900	2,366,127

		20,388,026

Commercial Services & Supplies — 4.94%
Coinstar, Inc. (a)	149,100	4,291,098
Heidrick & Struggles International, Inc. (a)	213,500	7,686,000
Innerworkings, Inc. (a)	132,000	1,551,000
Jackson Hewitt Tax Service, Inc.	204,300	6,131,043
McGrath Rentcorp.	191,300	4,897,280

		24,556,421

Communications Equipment — 4.13%
Black Box Corp.	129,700	5,047,924
F5 Networks, Inc. (a)	48,500	2,605,420
Harris Corp.	211,200	9,396,288
Powerwave Technologies, Inc. (a)	463,200	3,520,320

		20,569,952

Computers & Peripherals — 0.03%
Riverbed Technology, Inc. (a)	6,800	132,600

Consumer Finance — 0.37%
Dollar Financial Corp. (a)	83,642	1,825,069

Containers & Packaging — 0.62%
Caraustar Industries, Inc. (a)	389,100	3,101,127

Diversified Financial Services — 4.12%
Encore Capital Group, Inc. (a)	177,500	2,303,950
Lazard Ltd., Class A	261,600	10,458,768
Primus Guaranty Ltd. (a)	637,900	7,724,969

		20,487,687

Diversified Telecommunication Services — 0.97%
NeuStar, Inc., Class A (a)	174,400	4,839,600

Electric Utilities — 1.19%
Hawaiian Electric Industries, Inc.	218,100	5,901,786

Electrical Equipment — 1.33%
Regal-Beloit Corp.	152,000	6,612,000

Electronic Equipment & Instruments — 2.53%
Dionex Corp. (a)	67,935	3,460,609
Newport Corp. (a)	343,600	5,600,680
Park Electrochemical Corp.	111,900	3,544,992

		12,606,281

Energy Equipment & Services — 2.67%
Dawson Geophysical Co. (a)	111,300	3,305,610
Oceaneering International, Inc. (a)	147,500	4,543,000
Oil States International, Inc. (a)	198,300	5,453,250

		13,301,860

Food & Staples Retailing — 0.41%
Nash Finch Co.	86,300	2,030,639

Health Care Equipment & Supplies — 2.19%
Cooper Cos., Inc.	108,688	5,814,808
I-Flow Corp. (a)	197,700	2,376,354
Syneron Medical Ltd. (a)	118,100	2,728,110

		10,919,272

Health Care Providers & Services — 6.82%
Amedisys, Inc. (a)	125,500	4,978,585
Centene Corp. (a)	417,500	6,863,700
LifePoint Hospitals, Inc. (a)	143,300	5,061,356
Matria Healthcare, Inc. (a)	330,100	9,173,479
Molina Healthcare, Inc. (a)	104,600	3,698,656
Option Care, Inc.	311,300	4,168,307

		33,944,083

Hotels, Restaurants & Leisure — 2.55%
Red Robin Gourmet Burgers, Inc. (a)	119,900	5,528,589
Vail Resorts, Inc. (a)	179,400	7,179,588

		12,708,177

Household Durables — 4.23%
Jarden Corp. (a)	177,800	5,862,066
Tempur-Pedic International, Inc. (a)	471,300	8,092,221
Yankee Candle Co., Inc.	241,500	7,068,705

		21,022,992

Internet Software & Services — 3.55%
Openwave Systems, Inc. (a)	302,500	2,831,400
Tumbleweed Communications Corp. (a)	1,227,400	3,461,268
ValueClick, Inc. (a)	160,400	2,973,816
WebEx Communications, Inc. (a)	70,900	2,766,518
Websense, Inc. (a)	260,200	5,622,922

		17,655,924

IT Services — 0.70%
RightNow Technologies, Inc. (a)	223,000	3,481,030

Leisure Equipment & Products — 1.52%
Nautilus, Inc.	551,800	7,587,250

Machinery — 1.96%
Briggs & Stratton Corp.	137,900	3,799,145
ESCO Technologies, Inc. (a)	129,000	5,939,160

		9,738,305

Media — 2.00%
Saga Communications, Inc., Class A (a)	141,792	1,097,470
Scholastic Corp. (a)	127,200	3,962,280
Valassis Communications, Inc. (a)	278,100	4,908,465

		9,968,215

Metals & Mining — 1.43%
Foundation Coal Holdings, Inc.	220,300	7,131,111

Multi-Utilities & Unregulated Power — 1.77%
Equitable Resources, Inc.	252,400	8,828,952

Oil & Gas — 1.33%
Alpha Natural Resources, Inc. (a)	342,900	5,404,104
EXCO Resources, Inc. (a)	97,000	1,203,770

		6,607,874

Personal Products — 0.79%
Chattem, Inc. (a)	111,400	3,912,368

Pharmaceuticals — 1.43%
Connetics Corp. (a)	288,700	3,146,830
KV Pharmaceutical Co., Class A (a)	166,650	3,949,605

		7,096,435

Real Estate — 7.55%
American Financial Realty Trust REIT	131,000	1,461,960
Capital Lease Funding, Inc. REIT	538,900	5,976,401
Columbia Equity Trust, Inc. REIT	90,400	1,505,160
FelCor Lodging Trust, Inc. REIT	203,700	4,084,185
LaSalle Hotel Properties REIT	112,300	4,867,082
MFA Mortgage Investments, Inc. REIT	668,300	4,978,835
RAIT Investment Trust, REIT	204,500	5,899,825
Taberna Realty Finance Trust, (b) (c)	101,950	1,101,060
Trammell Crow Co. (a)	210,900	7,699,959

		37,574,467

Road & Rail — 3.69%
Bristow Group, Inc. (a)	97,600	3,357,440
Genesee & Wyoming, Inc. (a)	238,145	5,529,727
Kansas City Southern (a)	123,200	3,364,592
Landstar System, Inc.	11,300	482,510
YRC Worldwide, Inc. (a)	151,300	5,604,152

		18,338,421

Semiconductors & Semiconductor Equipment — 1.14%
ON Semiconductor Corp. (a)	409,500	2,407,860
Sirf Technology Holdings, Inc. (a)	136,800	3,281,832

		5,689,692

Software — 3.20%
Commvault Systems, Inc. (a)	46,100	829,800
Quest Software, Inc. (a)	175,200	2,501,856
Secure Computing Corp. (a)	411,900	2,607,327
Smith Micro Software, Inc. (a)	182,900	2,630,102
Vasco Data Security International (a)	295,555	3,061,950
Witness Systems, Inc. (a)	243,400	4,266,802

		15,897,837

Specialty Retail — 0.09%
Lenox Group, Inc. (a)	71,959	435,352

Textiles, Apparel & Luxury Goods — 1.21%
Movado Group, Inc.	237,370	6,033,945

Thrifts & Mortgage Finance — 0.50%
BankUnited Financial Corp., Class A	94,700	2,468,829

Trading Companies & Distributors — 2.15%
United Rentals, Inc. (a)	261,400	6,077,550
Watsco, Inc.	100,500	4,624,005

		10,701,555

Wireless Telecommunication Services — 1.18%
@Road, Inc. (a)	415,100	2,424,184
InPhonic, Inc. (a)	432,500	3,425,400

		5,849,584

Total Equities (Cost $462,909,667)		486,323,041

Short-Term Investments — 2.30%
Other * — 2.15%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 5.35%	10,691,568	10,691,568

	Face
	amount

US Government Obligation — 0.15%
US Treasury Bills, yield of 5.15%, due 01/04/07 (d)	$750,000	740,678

Total Short-Term Investments
(Cost $11,431,511)		11,432,246

Total Investments — 100.05%
(Cost $474,341,178)		497,755,287
Liabilities, in excess of cash and other assets — (0.05)%		(229,980)

Net Assets — 100.00%		$497,525,307

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $474,341,178; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$47,376,886
Gross unrealized depreciation	(23,962,777)

Net unrealized appreciation	$23,414,109

(a)	Non-income producing security.
(b)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2006, the value of this security amounted to $1,101,060 or 0.22% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered illiquid and restricted. At September 30, 2006, the value of this security amounted to $1,101,060 or 0.22% of net assets.
(d)	This security was pledged to cover margin requirements for futures contracts.
REIT	Real Estate Investment Trust.
*	Investment in affiliated mutual fund.

Restricted security
Market
			Acquisition		value as a
			cost as a		percentage
	Acquisition	Acquisition	percentage	Market	of net
	date	cost	of net assets	value	assets
Security
Taberna Realty Finance Trust, 144A	08/04/05	$1,223,400	0.25%	$1,101,060	0.22%

Futures contracts
UBS Small-Cap Equity Relationship Fund had the following open futures contracts as of September 30, 2006:

	Expiration			Unrealized
	date	Cost	Value	appreciation

Index futures buy contract:
Russell 2000, 95 contracts	December 2006	$6,905,457	$6,954,950	$49,493

The segregated aggregate market value of investments pledged to cover margin requirements for open futures contracts at September 30, 2006 was $740,678.

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

Equities
Aerospace & Defense	2.89%
Airlines	0.84
Apparel Retail	1.17
Biotechnology	1.58
Building Products	5.42
Capital Markets	5.46
Commercial Banks	4.10
Commercial Services & Supplies	4.94
Communications Equipment	4.13
Computers & Peripherals	0.03
Consumer Finance	0.37
Containers & Packaging	0.62
Diversified Financial Services	4.12
Diversified Telecommunication Services	0.97
Electric Utilities	1.19
Electrical Equipment	1.33
Electronic Equipment & Instruments	2.53
Energy Equipment & Services	2.67
Food & Staples Retailing	0.41
Health Care Equipment & Supplies	2.19
Health Care Providers & Services	6.82
Hotels, Restaurants & Leisure	2.55
Household Durables	4.23
Internet Software & Services	3.55
IT Services	0.70
Leisure Equipment & Products	1.52
Machinery	1.96
Media	2.00
Metals & Mining	1.43
Multi-Utilities & Unregulated Power	1.77
Oil & Gas	1.33
Personal Products	0.79
Pharmaceuticals	1.43
Real Estate	7.55
Road & Rail	3.69
Semiconductors & Semiconductor Equipment	1.14
Software	3.20
Specialty Retail	0.09
Textiles, Apparel & Luxury Goods	1.21
Thrifts & Mortgage Finance	0.50
Trading Companies & Distributors	2.15
Wireless Telecommunication Services	1.18

Total Equities	97.75
Short-Term Investments	2.30

Total Investments	100.05
Liabilities, in excess of cash and other assets	(0.05)

Net Assets	100.00%

UBS U.S. Equity Alpha Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)

	Shares	Value

Equities — 116.08%
Aerospace & Defense — 1.60%
Lockheed Martin Corp. (a)	39,800	$3,425,188
Northrop Grumman Corp. (a)	98,800	6,725,316

		10,150,504

Air Freight & Logistics — 3.27%
FedEx Corp. (a)	190,700	20,725,276

Auto Components — 3.91%
Borg-Warner, Inc. (a)	151,200	8,644,104
Johnson Controls, Inc. (a)	225,000	16,141,500

		24,785,604

Automobiles — 1.39%
Harley-Davidson, Inc. (a)	140,500	8,816,375

Beverages — 0.84%
Anheuser-Busch Cos., Inc. (a)	100,100	4,755,751
Constellation Brands, Inc., Class A (b)	20,900	601,502

		5,357,253

Biotechnology — 2.57%
Cephalon, Inc. (a) (b)	50,000	3,087,500
Genzyme Corp. (a) (b)	160,800	10,849,176
Millennium Pharmaceuticals, Inc. (a) (b)	238,900	2,377,055

		16,313,731

Building Products — 2.21%
Masco Corp. (a)	510,500	13,997,910

Capital Markets — 7.56%
Mellon Financial Corp. (a)	302,200	11,816,020
Morgan Stanley (a)	431,000	31,424,210
Northern Trust Corp.	80,500	4,703,615

		47,943,845

Commercial Banks — 10.88%
City National Corp. (a)	63,800	4,278,428
Fifth Third Bancorp (a)	464,400	17,684,352
PNC Financial Services Group, Inc. (a)	215,100	15,581,844
Wells Fargo & Co. (a)	869,600	31,462,128

		69,006,752

Computers & Peripherals — 0.69%
Dell, Inc. (a) (b)	191,500	4,373,860

Construction Materials — 0.74%
Martin Marietta Materials, Inc.	55,100	4,662,562

Diversified Consumer Services — 0.65%
H&R Block, Inc. (a)	188,500	4,097,990

Diversified Financial Services — 9.00%
Citigroup, Inc. (a)	628,700	31,227,529
JPMorgan Chase & Co. (a)	551,000	25,874,960

		57,102,489

Diversified Telecommunication Services — 2.44%
AT&T, Inc. (a)	410,500	13,365,880
Embarq Corp. (a)	43,495	2,103,853

		15,469,733

Electric Utilities — 3.17%
American Electric Power Co., Inc. (a)	145,900	5,306,383
Northeast Utilities (a)	152,300	3,544,021
Pepco Holdings, Inc. (a)	466,100	11,265,637

		20,116,041

Energy Equipment & Services — 1.80%
ENSCO International, Inc. (a)	124,900	5,474,367
Halliburton Co. (a)	211,100	6,005,795

		11,480,162

Food & Staples Retailing — 3.69%
Costco Wholesale Corp. (a)	192,600	9,568,368
Kroger Co. (a)	316,400	7,321,496
Sysco Corp. (a)	193,800	6,482,610

		23,372,474

Health Care Equipment & Supplies — 1.87%
Medtronic, Inc. (a)	125,500	5,828,220
Waters Corp. (a) (b)	133,300	6,035,824

		11,864,044

Health Care Providers & Services — 6.66%
Caremark Rx, Inc. (a)	188,700	10,693,629
Medco Health Solutions, Inc. (a) (b)	181,400	10,903,954
UnitedHealth Group, Inc. (a)	419,900	20,659,080

		42,256,663

Hotels, Restaurants & Leisure — 3.64%
Carnival Corp. (a)	439,400	20,664,982
Wyndham Worldwide Corp. (a) (b)	85,580	2,393,673

		23,058,655

Insurance — 4.83%
American International Group, Inc. (a)	273,000	18,088,980
Hartford Financial Services Group, Inc. (a)	144,300	12,518,025

		30,607,005

IT Services — 0.82%
Accenture Ltd., Class A (a)	164,100	5,203,611

Machinery — 2.79%
Illinois Tool Works, Inc. (a)	305,100	13,698,990
PACCAR, Inc. (a)	69,800	3,979,996

		17,678,986

Media — 4.69%
DIRECTV Group, Inc. (a) (b)	387,500	7,626,000
News Corp., Inc., Class A (a)	418,800	8,229,420
Omnicom Group, Inc. (a)	148,300	13,880,880

		29,736,300

Multiline Retail — 0.59%
Kohl’s Corp. (b)	57,300	3,719,916

Multi-Utilities & Unregulated Power — 1.62%
Sempra Energy (a)	205,000	10,301,250

Oil & Gas — 2.62%
EOG Resources, Inc. (a)	68,700	4,468,935
Marathon Oil Corp. (a)	158,300	12,173,270

		16,642,205

Pharmaceuticals — 10.25%
Allergan, Inc. (a)	133,600	15,044,696
Bristol-Myers Squibb Co. (a)	302,700	7,543,284
Johnson & Johnson (a)	278,600	18,092,284
Wyeth (a)	478,400	24,321,856

		65,002,120

Real Estate — 0.53%
Realogy Corp. (a) (b)	148,350	3,364,578

Road & Rail — 2.40%
Burlington Northern Santa Fe Corp. (a)	207,000	15,202,080

Semiconductors & Semiconductor Equipment — 3.85%
Analog Devices, Inc. (a)	243,700	7,162,343
Intel Corp. (a)	518,200	10,659,374
Xilinx, Inc. (a)	300,500	6,595,975

		24,417,692

Software — 7.57%
McAfee, Inc. (b)	17,600	430,496
Microsoft Corp. (a)	974,700	26,638,551

Oracle Corp. (b)	166,400	2,951,936
Salesforce.com, Inc. (b)	77,800	2,791,464
Symantec Corp. (a) (b)	715,200	15,219,456

		48,031,903

Thrifts & Mortgage Finance — 2.58%
Freddie Mac (a)	246,300	16,337,079

Wireless Telecommunication Services — 2.36%
Sprint Nextel Corp. (a)	871,500	14,946,225

Total Equities (Cost $700,223,995)		736,142,873

Investment Company — 2.97%
SPDR Trust, Series 1 (a)
(Cost $18,682,818)	141,000	18,827,730

Short-Term Investment — 0.03%
Investment Company * — 0.03%
UBS U.S. Cash Management
Prime Relationship Fund,
yield of 5.34% ($182,736)	182,736	182,736

Total Investments Before Investments
Sold Short — 119.08% (Cost $719,089,549)		755,153,339

Investments Sold Short — (21.01)%
Equities — (21.01)%
Air Freight & Logistics — (2.07)%
C.H. Robinson Worldwide, Inc.	(137,900)	(6,147,582)
Expeditors International Washington, Inc.	(155,800)	(6,945,564)

		(13,093,146)

Automobiles — (0.88)%
Ford Motor Co.	(286,600)	(2,318,594)
General Motors Corp.	(98,000)	(3,259,480)

		(5,578,074)

Capital Markets — (0.93)%
Bear Stearns Cos., Inc.	(42,300)	(5,926,230)

Commercial Banks — (2.27)%
BB&T Corp.	(83,500)	(3,655,630)
Comerica, Inc.	(57,700)	(3,284,284)
Keycorp.	(100,500)	(3,762,720)
Regions Financial Corp.	(100,500)	(3,697,395)

		(14,400,029)

Communications Equipment — (0.58)%
QUALCOMM, Inc.	(100,500)	(3,653,175)

Computers & Peripherals — (0.61)%
Apple Computer, Inc. (b)	(50,000)	(3,851,500)

Construction Materials — (0.34)%
Vulcan Materials Co.	(27,800)	(2,175,350)

Food Products — (0.92)%
Hershey Co.	(50,600)	(2,704,570)
Kellogg Co.	(63,700)	(3,154,424)

		(5,858,994)

Health Care Providers & Services — (0.76)%
Cardinal Health, Inc.	(73,300)	(4,818,742)

Hotels, Restaurants & Leisure — (1.34)%
Darden Restaurants, Inc.	(100,900)	(4,285,223)
Royal Caribbean Cruises, Ltd.	(108,200)	(4,199,242)

		(8,484,465)

Household Durables — (1.64)%
KB Home	(36,600)	(1,603,080)
Lennar Corp., Class A	(44,600)	(2,018,150)
Pulte Homes, Inc.	(77,200)	(2,459,592)
Stanley Works	(86,800)	(4,326,980)

		(10,407,802)

IT Services — (1.08)%
Cognizant Technology Solutions Corp., Class A (b)	(92,100)	(6,820,926)

Machinery — (0.69)%
Caterpillar, Inc.	(66,900)	(4,402,020)

Metals & Mining — (1.45)%
Freeport-McMoRan Copper & Gold, Inc., Class B	(57,500)	(3,062,450)
Nucor Corp.	(123,800)	(6,126,862)

		(9,189,312)

Multiline Retail — (0.87)%
Sears Holdings Corp. (b)	(34,900)	(5,517,341)

Oil & Gas — (0.84)%
Devon Energy Corp.	(50,400)	(3,182,760)
Valero Energy Corp.	(41,200)	(2,120,564)

		(5,303,324)

Pharmaceuticals — (1.27)%
Medicis Pharmaceutical Corp., Class A	(48,300)	(1,562,505)
Pfizer, Inc.	(228,400)	(6,477,424)

		(8,039,929)

Software — (1.23)%
BMC Software, Inc. (b)	(166,100)	(4,521,242)
Novell, Inc. (b)	(536,800)	(3,285,216)

		(7,806,458)

Specialty Retail — (1.24)%
Best Buy Co., Inc.	(60,400)	(3,235,024)
Circuit City Stores, Inc.	(185,700)	(4,662,927)

		(7,897,951)

Total Investments Sold Short
(Proceeds $125,959,066)		(133,224,768)

Total Investments, Net of Investments Sold Short — 98.07%
(Cost $593,130,483)		621,928,571
Cash and other assets, less liabilities — 1.93%		12,253,189

Net Assets — 100.00%		$634,181,760

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $719,089,549; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$48,159,623
Gross unrealized depreciation	(12,095,833)

Net unrealized appreciation	$36,063,790

(a)	All or a portion of these securities have been pledged to cover open short positions.
(b)	Non-income producing security.
*	Investment in affiliated mutual fund.

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

Equities
Aerospace & Defense	1.60%
Air Freight & Logistics	3.27
Auto Components	3.91
Automobiles	1.39
Beverages	0.84
Biotechnology	2.57
Building Products	2.21
Capital Markets	7.56
Commercial Banks	10.88
Computers & Peripherals	0.69
Construction Materials	0.74
Diversified Consumer Services	0.65
Diversified Financial Services	9.00
Diversified Telecommunication Services	2.44
Electric Utilities	3.17
Energy Equipment & Services	1.80
Food & Staples Retailing	3.69
Health Care Equipment & Supplies	1.87
Health Care Providers & Services	6.66
Hotels, Restaurants & Leisure	3.64
Insurance	4.83
IT Services	0.82
Machinery	2.79
Media	4.69
Multiline Retail	0.59
Multi-Utilities & Unregulated Power	1.62
Oil & Gas	2.62
Pharmaceuticals	10.25
Real Estate	0.53
Road & Rail	2.40
Semiconductors & Semiconductor Equipment	3.85
Software	7.57
Thrifts & Mortgage Finance	2.58
Wireless Telecommunication Services	2.36

Total Equities	116.08
Investment Company	2.97
Short-Term Investment	0.03

Total Investments Before Investments Sold Short	119.08

Investments Sold Short
Equities
Air Freight & Logistics	(2.07)
Automobiles	(0.88)
Capital Markets	(0.93)
Commercial Banks	(2.27)
Communications Equipment	(0.58)
Computers & Peripherals	(0.61)
Construction Materials	(0.34)
Food Products	(0.92)
Health Care Providers & Services	(0.76)
Hotels, Restaurants & Leisure	(1.34)
Household Durables	(1.64)
IT Services	(1.08)
Machinery	(0.69)
Metals & Mining	(1.45)
Multiline Retail	(0.87)
Oil & Gas	(0.84)
Pharmaceuticals	(1.27)
Software	(1.23)
Specialty Retail	(1.24)

Total Investments Sold Short	(21.01)
Total Investments, Net of Investments Sold Short	98.07
Cash and other assets, less liabilities	1.93

Net Assets	100.00%

UBS U.S. Large Cap Equity Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)

	Shares	Value

Equities — 95.95%
Aerospace & Defense — 0.89%
Northrop Grumman Corp.	55,700	$3,791,499

Air Freight & Logistics — 1.54%
FedEx Corp.	60,100	6,531,668

Auto Components — 2.68%
Borg-Warner, Inc.	60,000	3,430,200
Johnson Controls, Inc.	110,400	7,920,096

		11,350,296

Automobiles — 1.02%
Harley-Davidson, Inc.	69,000	4,329,750

Beverages — 0.78%
Anheuser-Busch Cos., Inc.	67,000	3,183,170
Constellation Brands, Inc., Class A (a)	4,700	135,266

		3,318,436

Biotechnology — 2.50%
Cephalon, Inc. (a)	38,600	2,383,550
Genzyme Corp. (a)	101,000	6,814,470
Millennium Pharmaceuticals, Inc. (a)	142,700	1,419,865

		10,617,885

Building Products — 2.00%
Masco Corp.	309,500	8,486,490

Capital Markets — 6.09%
Mellon Financial Corp.	239,600	9,368,360
Morgan Stanley	225,800	16,463,078

		25,831,438

Commercial Banks — 6.95%
City National Corp.	30,800	2,065,448
Fifth Third Bancorp	190,800	7,265,664
PNC Financial Services Group, Inc.	83,200	6,027,008
Wells Fargo & Co.	389,200	14,081,256

		29,439,376

Computers & Peripherals — 1.00%
Dell, Inc. (a)	186,100	4,250,524

Diversified Consumer Services — 0.47%
H&R Block, Inc.	90,800	1,973,992

Diversified Financial Services — 6.43%
Citigroup, Inc.	375,913	18,671,599
JPMorgan Chase & Co.	182,900	8,588,984

		27,260,583

Diversified Telecommunication Services — 1.74%
AT&T, Inc.	190,100	6,189,656
Embarq Corp.	24,509	1,185,500

		7,375,156

Electric Utilities — 4.29%
American Electric Power Co., Inc.	95,600	3,476,972
Exelon Corp.	193,800	11,732,652
Northeast Utilities	49,700	1,156,519
Pepco Holdings, Inc.	74,700	1,805,499

		18,171,642

Energy Equipment & Services — 2.73%
ENSCO International, Inc.	85,900	3,764,997
Halliburton Co.	129,300	3,678,585
GlobalSantaFe Corp.	82,300	4,114,177

		11,557,759

Food & Staples Retailing — 3.44%
Costco Wholesale Corp.	120,500	5,986,440
Kroger Co.	189,900	4,394,286
Sysco Corp.	125,300	4,191,285

		14,572,011

Health Care Equipment & Supplies — 1.08%
Medtronic, Inc.	98,300	4,565,052

Health Care Providers & Services — 4.57%
Caremark Rx, Inc.	73,400	4,159,578
Medco Health Solutions, Inc. (a)	92,100	5,536,131
UnitedHealth Group, Inc.	196,500	9,667,800

		19,363,509

Hotels, Restaurants & Leisure — 1.96%
Carnival Corp.	156,300	7,350,789
Wyndham Worldwide Corp. (a)	33,700	942,589

		8,293,378

Insurance — 4.53%
Allstate Corp.	74,900	4,698,477
American International Group, Inc.	151,200	10,018,512
Hartford Financial Services Group, Inc.	51,700	4,484,975

		19,201,964

IT Services — 0.82%
Accenture Ltd., Class A	109,300	3,465,903

Life Sciences Tools & Services — 0.91%
Waters Corp. (a)	85,300	3,862,384

Machinery — 2.37%
Illinois Tool Works, Inc.	179,000	8,037,100
PACCAR, Inc.	35,200	2,007,104

		10,044,204

Media — 5.41%
DIRECTV Group, Inc. (a)	309,100	6,083,088
News Corp., Inc., Class A	164,800	3,238,320
Omnicom Group, Inc.	94,700	8,863,920
R.H. Donnelley Corp.	62,792	3,321,697
Univision Communications, Inc., Class A (a)	41,200	1,414,808

		22,921,833

Multiline Retail — 0.50%
Kohl’s Corp. (a)	32,900	2,135,868

Multi-Utilities & Unregulated Power — 1.66%
NiSource, Inc.	114,000	2,478,360
Sempra Energy	90,700	4,557,675

		7,036,035

Oil & Gas — 2.46%
EOG Resources, Inc.	57,500	3,740,375
ExxonMobil Corp.	62,900	4,220,590
Marathon Oil Corp.	32,000	2,460,800

		10,421,765

Pharmaceuticals — 9.28%
Allergan, Inc.	89,300	10,056,073
Bristol-Myers Squibb Co.	213,300	5,315,436
Johnson & Johnson	148,374	9,635,407
Wyeth	281,400	14,306,376

		39,313,292

Real Estate — 0.31%
Realogy Corp. (a)	57,725	1,309,203

Road & Rail — 1.98%
Burlington Northern Santa Fe Corp.	114,300	8,394,192

Semiconductors & Semiconductor Equipment — 3.55%
Analog Devices, Inc.	136,600	4,014,674
Intel Corp.	398,900	8,205,373
Xilinx, Inc.	128,900	2,829,355

		15,049,402

Software — 6.48%
McAfee, Inc. (a)	6,200	151,652
Microsoft Corp.	606,100	16,564,713
Oracle Corp. (a)	119,300	2,116,382
Salesforce.com, Inc. (a)	55,500	1,991,340
Symantec Corp. (a)	311,840	6,635,955

		27,460,042

Thrifts & Mortgage Finance — 1.55%
Freddie Mac	99,100	6,573,303

Wireless Telecommunication Services — 1.98%
Sprint Nextel Corp.	490,586	8,413,550

Total Equities (Cost $390,314,387)		406,683,384

Short-Term Investments — 3.27%
Other * — 3.17%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 5.35%	13,437,434	13,437,434

	Face
	amount

US Government Obligation — 0.10%
US Treasury Bills,
yield of 5.04%, due 01/04/07 (b)	$425,000	419,718

Total Short-Term Investments
(Cost $13,856,855)		13,857,152

Total Investments — 99.22%
(Cost $404,171,242)		420,540,536
Cash and other assets, less liabilities — 0.78%		3,315,568

Net Assets — 100.00%		$423,856,104

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $404,171,242; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$27,837,139
Gross unrealized depreciation	(11,467,845)

Net unrealized appreciation	$16,369,294

(a)	Non-income producing security.
(b)	This security was pledged to cover margin requirements for future contracts.
*	Investment in affiliated mutual fund.

Futures contracts
UBS U.S. Large Cap Equity Relationship Fund had the following open futures contracts as of September 30, 2006:

	Expiration			Unrealized
	date	Cost	Value	appreciation

Index futures buy contract:
S&P 500 Index, 23 contracts	December 2006	$7,627,190	$7,736,050	$108,860

The segregated aggregate market value of investments pledged to cover margin requirements for open futures contracts at September 30, 2006 was $419,718.

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

Equities
Aerospace & Defense	0.89%
Air Freight & Logistics	1.54
Auto Components	2.68
Automobiles	1.02
Beverages	0.78
Biotechnology	2.50
Building Products	2.00
Capital Markets	6.09
Commercial Banks	6.95
Computers & Peripherals	1.00
Diversified Consumer Services	0.47
Diversified Financial Services	6.43
Diversified Telecommunication Services	1.74
Electric Utilities	4.29
Energy Equipment & Services	2.73
Food & Staples Retailing	3.44
Health Care Equipment & Supplies	1.08
Health Care Providers & Services	4.57
Hotels, Restaurants & Leisure	1.96
Insurance	4.53
IT Services	0.82
Life Sciences Tools & Services	0.91
Machinery	2.37
Media	5.41
Multiline Retail	0.50
Multi-Utilities & Unregulated Power	1.66
Oil & Gas	2.46
Pharmaceuticals	9.28
Real Estate	0.31
Road & Rail	1.98
Semiconductors & Semiconductor Equipment	3.55
Software	6.48
Thrift & Mortgage Finance	1.55
Wireless Telecommunication Services	1.98

Total Equities	95.95
Short-Term Investments	3.27

Total Investments	99.22
Cash and other assets, less liabilities	0.78

Net Assets	100.00%

UBS U.S. Large Cap Growth Equity Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)

	Shares	Value

Equities — 99.31%
Aerospace & Defense — 4.68%
General Dynamics Corp.	43,300	$3,103,311
United Technologies Corp.	87,200	5,524,120

		8,627,431

Air Freight & Logistics — 2.94%
Expeditors International Washington, Inc.	35,000	1,560,300
United Parcel Service, Inc., Class B	37,200	2,676,168
UTI Worldwide, Inc.	42,400	1,185,928

		5,422,396

Automobiles — 1.38%
Harley-Davidson, Inc.	40,400	2,535,100

Beverages — 2.92%
PepsiCo, Inc.	82,400	5,377,424

Biotechnology — 4.06%
Genzyme Corp. (a)	46,400	3,130,608
Medimmune, Inc. (a)	149,300	4,361,053

		7,491,661

Capital Markets — 5.12%
Goldman Sachs Group, Inc.	17,400	2,943,558
Merrill Lynch & Co., Inc.	54,100	4,231,702
Morgan Stanley	31,100	2,267,501

		9,442,761

Chemicals — 2.09%
Praxair, Inc.	65,000	3,845,400

Commercial Services & Supplies — 2.42%
Dun & Bradstreet Corp. (a)	18,100	1,357,319
Monster Worldwide, Inc. (a)	85,800	3,105,102

		4,462,421

Communications Equipment — 4.09%
Cisco Systems, Inc. (a)	182,700	4,202,100
QUALCOMM, Inc.	92,000	3,344,200

		7,546,300

Computers & Peripherals — 2.63%
Apple Computer, Inc. (a)	62,900	4,845,187

Consumer Finance — 1.68%
SLM Corp.	59,400	3,087,612

Diversified Financial Services — 4.16%
Bank of America Corp.	41,900	2,244,583
Chicago Mercantile Exchange Holdings, Inc.	4,400	2,104,300
Moody’s Corp.	50,800	3,321,304

		7,670,187

Energy Equipment & Services — 2.74%
Schlumberger Ltd.	49,100	3,045,673
Weatherford International Ltd. (a)	48,100	2,006,732

		5,052,405

Health Care Equipment & Supplies — 5.78%
Baxter International, Inc.	50,700	2,304,822
C.R. Bard, Inc.	48,400	3,630,000
St. Jude Medical, Inc. (a)	83,000	2,929,070
Varian Medical Systems, Inc. (a)	33,500	1,788,565

		10,652,457

Health Care Providers & Services — 5.91%
Caremark Rx, Inc.	65,600	3,717,552
Express Scripts, Inc. (a)	34,600	2,611,954
UnitedHealth Group, Inc.	92,800	4,565,760

		10,895,266

Hotels, Restaurants & Leisure — 4.02%
Hilton Hotels Corp.	114,100	3,177,685
Starwood Hotels & Resorts Worldwide, Inc.	31,100	1,778,609
Wynn Resorts Ltd. (a)	36,100	2,455,161

		7,411,455

Household Products — 1.63%
Procter & Gamble Co.	48,400	2,999,832

Industrial Conglomerates — 4.31%
General Electric Co.	224,800	7,935,440

Insurance — 1.04%
American International Group, Inc.	29,000	1,921,540

Internet Software & Services — 8.30%
Akamai Technologies, Inc. (a)	47,400	2,369,526
eBay, Inc. (a)	173,500	4,920,460
Google, Inc., Class A (a)	19,900	7,997,810

		15,287,796

Media — 2.02%
McGraw-Hill Cos., Inc.	64,300	3,731,329

Metals & Mining — 0.58%
Phelps Dodge Corp.	12,700	1,075,690

Multiline Retail — 2.09%
Target Corp.	69,600	3,845,400

Oil & Gas — 1.87%
Apache Corp.	23,600	1,491,520
XTO Energy, Inc.	46,600	1,963,258

		3,454,778

Pharmaceuticals — 5.22%
Allergan, Inc.	52,500	5,912,025
Johnson & Johnson	57,100	3,708,074

		9,620,099

Road & Rail — 1.52%
Burlington Northern Santa Fe Corp.	38,100	2,798,064

Semiconductors & Semiconductor Equipment — 2.74%
Analog Devices, Inc.	91,600	2,692,124
Broadcom Corp., Class A (a)	77,650	2,355,901

		5,048,025

Software — 6.26%
Adobe Systems, Inc. (a)	127,100	4,759,895
Microsoft Corp.	248,100	6,780,573

		11,540,468

Specialty Retail — 5.11%
Abercrombie & Fitch Co.	25,500	1,771,740
Bed, Bath & Beyond, Inc. (a)	58,400	2,234,384
Best Buy Co., Inc.	74,600	3,995,576
Circuit City Stores, Inc.	56,400	1,416,204

		9,417,904

Total Equities (Cost $178,156,241)		183,041,828

Short-Term Investment — 0.72%
Investment Company * — 0.72%
UBS U.S. Cash Management Prime Relationship Fund, yield of 5.34% (Cost $1,322,993)	1,322,993	1,322,993

Total Investments — 100.03%
(Cost $179,479,234)		184,364,821
Liabilities, in excess of cash and other assets — (0.03)%		(62,881)

Net Assets — 100.00%		$184,301,940

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $179,479,234; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,247,948
Gross unrealized depreciation	(6,362,361)

Net unrealized appreciation	$4,885,587

(a)	Non-income producing security.
*	Investment in affiliated mutual fund.

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

Equities
Aerospace & Defense	4.68%
Air Freight & Logistics	2.94
Automobiles	1.38
Beverages	2.92
Biotechnology	4.06
Capital Markets	5.12
Chemicals	2.09
Commercial Services & Supplies	2.42
Communications Equipment	4.09
Computers & Peripherals	2.63
Consumer Finance	1.68
Diversified Financial Services	4.16
Energy Equipment & Services	2.74
Health Care Equipment & Supplies	5.78
Health Care Providers & Services	5.91
Hotels, Restaurants & Leisure	4.02
Household Products	1.63
Industrial Conglomerates	4.31
Insurance	1.04
Internet Software & Services	8.30
Media	2.02
Metals & Mining	0.58
Multiline Retail	2.09
Oil & Gas	1.87
Pharmaceuticals	5.22
Road & Rail	1.52
Semiconductors & Semiconductor Equipment	2.74
Software	6.26
Specialty Retail	5.11

Total Equities	99.31
Short-Term Investment	0.72

Total Investments	100.03
Liabilities, in excess of cash and other assets	(0.03)

Net Assets	100.00%

UBS U.S. Large-Cap Value Equity Relationship Fund Schedule of investments — September 30, 2006 (unaudited)

	Shares	Value

Equities — 98.12%
Aerospace & Defense — 2.00%
Lockheed Martin Corp.	9,500	$817,570
Northrop Grumman Corp.	22,400	1,524,768

		2,342,338

Air Freight & Logistics — 1.69%
FedEx Corp.	18,200	1,977,976

Auto Components — 3.11%
Borg-Warner, Inc.	20,800	1,189,136
Johnson Controls, Inc.	34,300	2,460,682

		3,649,818

Automobiles — 0.88%
Harley-Davidson, Inc.	16,500	1,035,375

Beverages — 1.23%
Anheuser-Busch Cos., Inc.	29,700	1,411,047
Constellation Brands, Inc., Class A (a)	1,300	37,414

		1,448,461

Biotechnology — 0.68%
Cephalon, Inc. (a)	13,000	802,750

Building Products — 1.68%
Masco Corp.	72,000	1,974,240

Capital Markets — 8.38%
Mellon Financial Corp.	73,700	2,881,670
Morgan Stanley	74,200	5,409,922
Northern Trust Corp.	26,400	1,542,552

		9,834,144

Commercial Banks — 11.55%
Bank of America Corp.	40,632	2,176,656
City National Corp.	10,500	704,130
Fifth Third Bancorp	73,200	2,787,456
PNC Financial Services Group, Inc.	33,200	2,405,008
Wells Fargo & Co.	151,600	5,484,888

		13,558,138

Diversified Financial Services — 9.36%
Citigroup, Inc.	132,759	6,594,140
JPMorgan Chase & Co.	93,500	4,390,760

		10,984,900

Diversified Telecommunication Services — 2.51%
AT&T, Inc.	80,400	2,617,824
Embarq Corp.	6,784	328,142

		2,945,966

Electric Utilities — 6.29%
American Electric Power Co., Inc.	55,000	2,000,350
Exelon Corp.	50,000	3,027,000
Northeast Utilities	55,600	1,293,812
Pepco Holdings, Inc.	43,800	1,058,646

		7,379,808

Energy Equipment & Services — 3.17%
ENSCO International, Inc.	27,500	1,205,325
GlobalSantaFe Corp.	25,000	1,249,750
Halliburton Co.	44,500	1,266,025

		3,721,100

Food & Staples Retailing — 2.23%
Costco Wholesale Corp.	39,000	1,937,520
Kroger Co.	29,200	675,688

		2,613,208

Health Care Providers & Services — 3.82%
Caremark Rx, Inc.	10,200	578,034
Medco Health Solutions, Inc. (a)	28,200	1,695,102
UnitedHealth Group, Inc.	44,900	2,209,080

		4,482,216

Hotels, Restaurants & Leisure — 0.28%
Wyndham Worldwide Corp. (a)	11,620	325,011

Insurance — 6.27%
Allstate Corp.	29,300	1,837,989
American International Group, Inc.	53,300	3,531,658
Hartford Financial Services Group, Inc.	22,900	1,986,575

		7,356,222

Internet & Catalog Retail — 0.01%
Expedia, Inc. (a)	500	7,840

IT Services — 1.19%
Accenture Ltd., Class A	43,900	1,392,069

Machinery — 2.49%
Illinois Tool Works, Inc.	52,600	2,361,740
PACCAR, Inc.	9,800	558,796

		2,920,536

Media — 5.05%
DIRECTV Group, Inc. (a)	96,500	1,899,120
News Corp., Inc., Class A	66,400	1,304,760
Omnicom Group, Inc.	24,700	2,311,920
Univision Communications, Inc., Class A (a)	11,900	408,646

		5,924,446

Multi-Utilities & Unregulated Power — 1.79%
NiSource, Inc.	41,900	910,906
Sempra Energy	23,600	1,185,900

		2,096,806

Oil & Gas — 6.21%
ExxonMobil Corp.	60,200	4,039,420
Marathon Oil Corp.	42,200	3,245,180

		7,284,600

Pharmaceuticals — 5.97%
Bristol-Myers Squibb Co.	69,500	1,731,940
Johnson & Johnson	25,300	1,642,982
Wyeth	71,500	3,635,060

		7,009,982

Real Estate — 0.39%
Realogy Corp. (a)	20,225	458,703

Road & Rail — 1.99%
Burlington Northern Santa Fe Corp.	31,800	2,335,392

Software — 4.07%
Microsoft Corp.	98,000	2,678,340
Symantec Corp. (a)	98,700	2,100,336

		4,778,676

Thrifts & Mortgage Finance — 1.84%
Freddie Mac	32,600	2,162,358

Wireless Telecommunication Services — 1.99%
Sprint Nextel Corp.	135,981	2,332,074

Total Equities (Cost $87,383,132)		115,135,153

Short-Term Investments — 1.94%
Other * — 1.86%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 5.35%	2,181,864	2,181,864

	Face
	amount

US Government Obligation — 0.08%
US Treasury Bills, (b)
yield of 5.16%, due 01/04/07	$100,000	98,757

Total Short-Term Investments
(Cost $2,280,519)		2,280,621

Total Investments — 100.06%
(Cost $89,663,651)		117,415,774
Liabilities, in excess of cash and other assets — (0.06)%		(68,148)

Net Assets — 100.00%		$117,347,626

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $89,663,651; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$28,594,136
Gross unrealized depreciation	(842,013)

Net unrealized appreciation	$27,752,123

(a)	Non-income producing security.
(b)	This security was pledged to cover margin requirements for futures contracts.
*	Investment in affiliated mutual fund.

Futures contracts
UBS U.S. Large-Cap Value Equity Relationship Fund had the following open futures contracts as of September 30, 2006:

	Expiration			Unrealized
	date	Cost	Value	appreciation
Index futures buy contract:
S&P 500 Index, 1 contract	December 2006	$331,305	$336,350	$ 5,045

The segregated aggregate market value of investments pledged to cover margin requirements for open futures contracts at September 30, 2006 was $98,757.

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

Equities
Aerospace & Defense	2.00%
Air Freight & Logistics	1.69
Auto Components	3.11
Automobiles	0.88
Beverages	1.23
Biotechnology	0.68
Building Products	1.68
Capital Markets	8.38
Commercial Banks	11.55
Diversified Financial Services	9.36
Diversified Telecommunication Services	2.51
Electric Utilities	6.29
Energy Equipment & Services	3.17
Food & Staples Retailing	2.23
Health Care Providers & Services	3.82
Hotels, Restaurants & Leisure	0.28
Insurance	6.27
Internet & Catalog Retail	0.01
IT Services	1.19
Machinery	2.49
Media	5.05
Multi-Utilities & Unregulated Power	1.79
Oil & Gas	6.21
Pharmaceuticals	5.97
Real Estate	0.39
Road & Rail	1.99
Software	4.07
Thrifts & Mortgage Finance	1.84
Wireless Telecommunication Services	1.99

Total Equities	98.12
Short-Term Investments	1.94

Total Investments	100.06
Liabilities, in excess of cash and other assets	(0.06)

Net Assets	100.00%

UBS Absolute Return Investment Grade Bond Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)

	Face
	amount	Value

Bonds — 91.76%
US Bonds — 88.70%
US Corporate Bonds — 13.09%
Duke Capital LLC
5.668%, due 08/15/14	$500,000	$495,142
Goldman Sachs Group, Inc. †
5.967%, due 09/29/14	1,500,000	1,520,041
HSBC Finance Corp. †
5.840%, due 07/19/12	900,000	906,051
Morgan Stanley †
5.987%, due 10/15/15	1,000,000	1,005,532
Residential Capital Corp.
6.125%, due 11/21/08	500,000	501,957
Valero Energy Corp.
6.875%, due 04/15/12	1,000,000	1,064,609

Total US Corporate Bonds (Cost $5,453,581)		5,493,332

Asset-Backed Securities — 39.08%
Abacus Ltd., 06-13A, Class G 144A †
6.124%, due 9/28/46	1,000,000	1,000,000
ACE Securities Corp., 06-SL1, Class M5 (a)
6.000%, due 09/25/35	1,000,000	1,004,320
First Auto Receivables Group Trust, 03-2, Class A4, 144A
3.314%, due 09/15/10	1,166,285	1,153,656
First Franklin Mortgage Loan Asset Backed Certificates, 03-FFB, Class M2 (a)
8.330%, due 02/25/33	434,752	435,510
Franklin Auto Trust, 05-1, Class C
5.440%, due 05/20/13	600,000	605,703
GSAMP Trust, 06-S1, Class M3 (a)
6.080%, due 11/25/35	1,000,000	1,007,397
GSAMP Trust, 06-S4, Class M7 (a)
7.524%, due 05/25/36	200,000	200,055
Home Equity Mortgage Trust, 06-4, Class M9 †
7.630%, due 11/25/36	700,000	699,509
Irwin Home Equity, 06-1, Class 2A2, 144A (a)
5.390%, due 09/25/35	1,500,000	1,490,100
Merrill Lynch Mortgage Investors, Inc., 05-SL2, Class B3 (a)
7.330%, due 12/25/35	1,000,000	984,965
Morgan Stanley Mortgage Loan Trust, 06-10SL, Class M2 (a)
5.830%, due 08/25/36	800,000	800,294
Navistar Financial Corp. Owner Trust, 04-B, Class C
3.930%, due 10/15/12	588,643	570,281
Nomura Asset Acceptance Corp., 06-S2, Class B1, 144A (a)
6.524%, due 04/25/36	762,000	761,995
Saco I Trust, 05-WM2, Class B1 (a)
6.500%, due 07/25/35	1,500,000	1,492,025
Saco I Trust, 06-4, Class B1 †
6.530%, due 03/25/36	600,000	601,206
Structured Asset Securities Corp., 05-S7, Class M9, 144A (a)
7.830%, due 12/25/35	1,000,000	993,197
Superior Wholesale Inventory Financing, 04-A9, Class CTFS, 144A †
5.580%, due 05/15/09	800,000	801,250
Terwin Mortgage Trust, 06-1, Class 2M2, 144A (a)
4.250%, due 01/25/37	1,250,000	1,170,625
Terwin Mortgage Trust, 06-2HGS, Class A2, 144A †
4.500%, due 03/25/37	400,000	388,648
USAA Auto Owner Trust, 03-1, Class A4
2.040%, due 02/16/10	236,455	236,122

Total Asset-Backed Securities (Cost $16,314,978)		16,396,858

Collateralized Debt Obligations — 4.44%
Credit-Based Asset Servicing and Securitization CBO Ltd., 15A, Class B, (b) †
5.886%, due 02/16/41	1,500,000	1,489,687
Duke Funding Ltd., 06-HG5A, Class C, (b) †
6.620%, due 07/03/50	212,000	212,000
Taberna Preferred Funding Ltd., 06-5A, Class A3, (b) †
6.930%, due 08/05/36	160,000	160,000

Total Collateralized Debt Obligations (Cost $1,868,000)		1,861,687

Commercial Mortgage-Backed Securities — 15.45%
Banc of America Large Loan, 06-LAQ, Class H 144A †
6.010%, due 02/09/21	500,000	501,857
Bear Stearns Commercial Mortgage Securities, 02-FL1A, Class B, 144A †
5.672%, due 08/03/14	644,286	644,286
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class G, 144A †
6.280%, due 09/15/18	800,000	800,493
Commercial Mortgage Pass-Through Certificates, 06-CN2A, Class G, 144A †
5.756%, due 02/05/19	1,500,000	1,500,000
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	1,440,000	1,531,612
TW Hotel Funding 2005 LLC, 05-LUX, Class K, 144A †
6.530%, due 01/15/21	1,500,000	1,506,495

Total Commercial Mortgage-Backed Securities (Cost $6,496,424)		6,484,743

Mortgage & Agency Debt Securities — 16.64%
Adjustable Rate Mortgage Trust, 05-12, Class 2A1 †
5.724%, due 03/25/36	1,256,718	1,260,671
First Horizon Alternative Mortgage Securities, Inc., 05-AA7, Class 2A1 †
5.425%, due 09/25/35	1,191,470	1,188,506
RAAC Series, 04-SP1, Class AI4 †
5.285%, due 08/25/27	1,500,000	1,482,084
RAAC Series, 06-RP1, Class M4, 144A †
7.205%, due 10/25/45	499,622	498,373
Residential Accredit Loans, Inc., 05-QS13, Class 1A6
5.500%, due 09/25/35	1,230,419	1,217,841
Wells Fargo Mortgage Backed Securities Trust, 05-AR2, Class 3A1 †
4.941%, due 03/25/35	1,374,706	1,335,183

Total Mortgage & Agency Debt Securities (Cost $7,033,160)		6,982,658

Total US Bonds (Cost $37,166,143)		37,219,278

International Bonds — 3.06%
International Corporate Bonds — 1.13%
Luxembourg — 1.13%
Telecom Italia Capital S.A.
5.250%, due 11/15/13	500,000	473,440

International Collateralized Debt Obligation — 1.93%
Cayman Islands — 1.93%
MM Community Funding II Ltd., (b) †
7.620%, due 12/15/31	800,000	812,560

Total International Bonds (Cost $1,293,667)		1,286,000

Total Bonds (Cost $38,459,810)		38,505,278

	Shares

Short-Term Investments — 7.62%
Investment Company * — 7.44%
UBS U.S. Cash Management Prime Relationship Fund,
yield of 5.34%	3,122,848	3,122,848

	Face amount

US Government Obligation — 0.18%
US Treasury Bills,
yield of 5.18%, due 01/04/07 (c)	$75,000	74,068

Total Short-Term Investments (Cost $3,196,840)		3,196,916

	Number of contracts

Options Purchased — 0.10% (d)
Call Options — 0.08%
5 Year US Note Futures,
expiration December 2006 strike @ 105	42	31,500

Put Options — 0.02%
5 Year US Note Futures,
expiration December 2006 strike @ 105	42	9,844

Total Options Purchased (Cost $46,253)		41,344

Total Investments — 99.48%
(Cost $41,702,903)		41,743,538
Cash and other assets, less liabilities — 0.52%		218,246

Net Assets — 100.00%		$41,961,784

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $41,702,903; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$160,480
Gross unrealized depreciation		(119,845)

Net unrealized appreciation		$40,635

†	Floating rate securities — The interest rates shown are the current rates as of September 30, 2006.
(a)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent $2,674,247 or 6.37% of net assets as of September 30, 2006, are considered illiquid and restricted.
(c)	This security was pledged to cover margin requirements for futures contracts.
(d)	Non-income producing securities.
*	Investment in affiliated mutual fund.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $14,742,587 or 35.13% of net assets.
CBO	Collateralized Bond Obligations.
GSAMP	Goldman Sachs Mortgage Securities Corp.
RAAC	Redevelopment Authority of Allegheny County.

Restricted securities
			Acquisition		Market
			cost as a		value as a
	Acquisition	Acquisition	percentage of	Market	percentage
Securities	dates	cost	net assets	value	of net assets

Credit-Based Asset Servicing and
Securitization CBO Ltd., 15 A, Class B 5.886%, due 02/16/41	01/25/06	$ 1,500,000	3.57%	$ 1,489,687	3.55%
Duke Funding Ltd., 06-HG5A Class C 6.620%, due 07/03/50	05/26/06	212,000	0.51	212,000	0.51
MM Community Funding II Ltd., 7.620%, due 12/15/31	01/25/06	816,553	1.95	812,560	1.93
Taberna Preferred Funding Ltd., 06-5A, Class A3 6.930%, due 08/05/36	05/26/06	160,000	0.38	160,000	0.38

Futures contracts
UBS Absolute Return Investment Grade Bond Relationship Fund had the following open futures contracts as of September 30, 2006:

				Unrealized
	Expiration			appreciation/
	dates	Proceeds	Value	(depreciation)

US Treasury note futures sale contracts:
2 Year US Treasury notes, 118 contracts	December 2006	$24,089,995	$24,131,000	$(41,005)
5 Year US Treasury notes, 38 contracts	December 2006	4,001,928	4,009,594	(7,666)
10 Year US Treasury notes, 22 contracts	December 2006	2,371,214	2,377,375	(6,161)

Currency futures sale contracts:
Euro, 1 contract	December 2006	238,033	236,662	1,371
Euro, 1 contract	March 2007	236,621	237,063	(442)
Euro, 1 contract	June 2007	236,846	237,462	(616)

Total net unrealized depreciation on futures contracts				$(54,519)

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at September 30, 2006 was $74,068.

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

Bonds
US Bonds
US Corporate Bonds
Capital Markets	1.20%
Consumer Finance	2.16
Diversified Financial Services	6.02
Multi-Utilities	1.17
Oil & Gas	2.54

Total US Corporate Bonds	13.09
Asset-Backed Securities	39.08
Collateralized Debt Obligations	4.44
Commercial Mortgage-Backed Securities	15.45
Mortgage & Agency Debt Securities	16.64

Total US Bonds	88.70
International Bonds
International Corporate Bond	1.13
International Collateralized Debt Obligations	1.93

Total International Bonds	3.06

Total Bonds	91.76
Short-Term Investments	7.62
Options Purchased	0.10

Total Investments	99.48
Cash and other assets, less liabilites	0.52

Net Assets	100.00%

UBS Corporate Bond Relationship Fund Schedule of investments — September 30, 2006 (unaudited)
	Face
	amount	Value

Bonds — 97.86%
US Corporate Bonds — 93.23%
Abbott Laboratories, Inc.
5.600%, due 05/15/11	$2,325,000	$2,366,378
Allergan, Inc., 144A
5.750%, due 04/01/16	6,765,000	6,863,749
Allstate Corp.
7.200%, due 12/01/09	1,725,000	1,828,229
American General Finance Corp.
5.375%, due 10/01/12	2,385,000	2,377,084
AT&T Corp.
8.000%, due 11/15/31	4,025,000	4,919,576
AvalonBay Communities, Inc. REIT
7.500%, due 08/01/09	1,295,000	1,371,362
Avon Products, Inc.
7.150%, due 11/15/09	1,955,000	2,061,405
Bank of America Corp.
7.400%, due 01/15/11	9,650,000	10,443,963
Bank One Corp.
7.875%, due 08/01/10	9,125,000	9,948,695
BellSouth Corp.
6.550%, due 06/15/34	2,500,000	2,504,138
Boeing Capital Corp.
7.375%, due 09/27/10	1,925,000	2,075,246
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	2,050,000	2,088,198
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	1,375,000	1,565,116
C.S. First Boston USA, Inc.
6.500%, due 01/15/12	4,925,000	5,188,576
Capital One Financial Corp.
5.500%, due 06/01/15	5,210,000	5,108,858
Cisco Systems, Inc.
5.500%, due 02/22/16	2,280,000	2,298,133
Citigroup, Inc.
5.000%, due 09/15/14	13,250,000	12,909,157
5.625%, due 08/27/12	7,975,000	8,120,121
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	10,250,000	10,768,424
ConAgra Foods, Inc.
6.750%, due 09/15/11	2,550,000	2,691,964
Coors Brewing Co.
6.375%, due 05/15/12	2,625,000	2,729,646
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	3,225,000	3,124,973
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	16,150,000	15,770,620
Devon Financing Corp. ULC
6.875%, due 09/30/11	2,570,000	2,734,997
7.875%, due 09/30/31	1,015,000	1,237,020
Dominion Resources, Inc., Series B
5.950%, due 06/15/35	2,700,000	2,621,681
Duke Capital LLC
5.668%, due 08/15/14	4,830,000	4,783,072
Enterprise Products Partners L.P., Series B
6.875%, due 03/01/33	2,500,000	2,572,505
EOP Operating LP
7.250%, due 06/15/28	2,810,000	3,059,823
Erac USA Finance Co., 144A
8.000%, due 01/15/11	1,660,000	1,816,729
Exelon Generation Co. LLC
5.350%, due 01/15/14	3,775,000	3,718,194
FirstEnergy Corp., Series B
6.450%, due 11/15/11	3,550,000	3,703,275
Ford Motor Credit Co.
5.800%, due 01/12/09	37,945,000	36,124,247
Fortune Brands, Inc.
5.375%, due 01/15/16	5,125,000	4,888,553
General Electric Capital Corp.
6.000%, due 06/15/12	18,025,000	18,727,939
6.750%, due 03/15/32	5,700,000	6,515,328
General Motors Acceptance Corp.
6.875%, due 09/15/11	6,365,000	6,331,278
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	14,700,000	15,580,118
HSBC Bank USA N.A.
5.625%, due 08/15/35	5,525,000	5,292,989
HSBC Finance Corp.
6.750%, due 05/15/11	6,825,000	7,233,135
ICI Wilmington, Inc.
4.375%, due 12/01/08	3,790,000	3,704,153
International Lease Finance Corp.
3.500%, due 04/01/09	14,575,000	13,976,769
John Deere Capital Corp.
7.000%, due 03/15/12	1,900,000	2,050,748
Johnson Controls, Inc.
5.500%, due 01/15/16	3,100,000	3,029,336
JPMorgan Chase & Co.
5.150%, due 10/01/15	3,150,000	3,072,582
Kinder Morgan Energy Partners LP
5.125%, due 11/15/14	5,125,000	4,871,461
5.800%, due 03/15/35	6,925,000	6,299,804
Kraft Foods, Inc.
5.625%, due 11/01/11	3,900,000	3,940,346
Kroger Co.
7.500%, due 04/01/31	860,000	951,117
Lockheed Martin Corp., 144A
6.150%, due 09/01/36	1,650,000	1,729,030
MBNA Corp.
7.500%, due 03/15/12	2,575,000	2,845,408
Metlife, Inc.
5.000%, due 11/24/13	4,100,000	3,986,184
Miller Brewing Co., 144A
5.500%, due 08/15/13	3,850,000	3,813,710
Morgan Stanley
5.375%, due 10/15/15	1,075,000	1,061,465
6.750%, due 04/15/11	12,950,000	13,691,206
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	1,900,000	2,428,960
News America, Inc.
6.200%, due 12/15/34	2,700,000	2,578,843
Norfolk Southern Corp.
5.257%, due 09/17/14	1,375,000	1,366,768
Pacific Gas & Electric Co.
6.050%, due 03/01/34	2,450,000	2,464,239
PPL Energy Supply LLC, Series A
6.400%, due 11/01/11	3,325,000	3,448,487
Progress Energy, Inc.
7.000%, due 10/30/31	1,550,000	1,735,214
Prologis REIT
5.625%, due 11/15/15	2,700,000	2,678,692
Residential Capital Corp.
6.125%, due 11/21/08	7,040,000	7,067,548
Safeway, Inc.
7.250%, due 02/01/31	805,000	861,715
Sprint Capital Corp.
8.750%, due 03/15/32	5,000,000	6,097,495
Teva Pharmaceutical Finance LLC
5.550%, due 02/01/16	2,095,000	2,057,051
Time Warner, Inc.
7.625%, due 04/15/31	1,835,000	2,027,069
UnitedHealth Group, Inc.
5.800%, due 03/15/36	4,055,000	3,981,848
U.S. Bank N.A.
6.375%, due 08/01/11	2,400,000	2,518,901
Valero Energy Corp.
7.500%, due 04/15/32	4,350,000	5,039,079
Verizon New York, Inc., Series B
7.375%, due 04/01/32	3,500,000	3,648,176
Wachovia Bank N.A.
7.800%, due 08/18/10	5,150,000	5,596,968
Washington Mutual Bank
5.500%, due 01/15/13	5,500,000	5,496,920
Washington Mutual Preferred Funding Delaware, 144A † (a)
6.534%, due 03/15/11	4,500,000	4,420,800
Washington Mutual, Inc.
5.625%, due 01/15/07	5,525,000	5,527,575
Waste Management, Inc.
7.375%, due 08/01/10	2,325,000	2,492,033
Wells Fargo Bank N.A.
5.950%, due 08/26/36	5,300,000	5,420,957
6.450%, due 02/01/11	10,900,000	11,446,798
Wyeth
5.500%, due 03/15/13	2,225,000	2,235,251

Total US Corporate Bonds (Cost $408,334,557)		407,725,200

International Bonds — 4.63%
International Corporate Bonds — 3.81%
Canada — 0.91%
Anadarko Finance Co., Series B
6.750%, due 05/01/11	2,575,000	2,705,614
Bombardier, Inc., 144A
6.300%, due 05/01/14	1,425,000	1,278,938

		3,984,552

Luxembourg —1.81%
Telecom Italia Capital S.A.
5.250%, due 11/15/13	4,025,000	3,811,192
6.375%, due 11/15/33	4,400,000	4,114,951

		7,926,143

United Kingdom — 1.09%
Abbey National PLC
7.950%, due 10/26/29	1,850,000	2,328,369
Royal Bank of Scotland Group PLC (a)
9.118%, due 03/31/10	2,165,000	2,416,469

		4,744,838

Total International Corporate Bonds (Cost $17,001,707)		16,655,533

Sovereign/SupraNational Bond — 0.82%
Pemex Project Funding Master Trust
8.000%, due 11/15/11	3,250,000	3,566,875

Total Sovereign/SupraNational Bond (Cost $3,521,241)

Total International Bonds (Cost $20,522,948)		20,222,408

Total Bonds (Cost $428,857,505)		427,947,608

	Shares

Short-Term Investment — 0.71%
Other * — 0.71%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 5.35% (Cost $3,088,494)	3,088,494	3,088,494

Total Investments — 98.57%
(Cost $431,945,999)		431,036,102
Cash and other assets, less liabilities — 1.43%		6,274,305

Net Assets — 100.00%		$437,310,407

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $431,945,999; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,296,500
Gross unrealized depreciation	(4,206,397)

Net unrealized depreciation	$(909,897)

†	Floating rate securities — The interest rate shown are the current rates as of September 30, 2006.
(a)	Perpetual bond security. The maturity date reflects the next call date.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $19,922,956 or 4.56% of net assets.
REIT	Real Estate Investment Trust.
*	Investment in affiliated mutual fund.

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

Bonds
US Corporate Bonds
Aerospace & Defense	0.40%
Auto Components	0.69
Automobiles	3.61
Beverages	1.50
Capital Markets	9.25
Chemicals	0.85
Commercial Banks	11.59
Commercial Services & Supplies	0.57
Consumer Finance	8.95
Diversified Financial Services	20.67
Diversified Telecommunication Services	4.45
Electric Utilities	2.60
Food & Staples Retailing	0.41
Food Products	1.52
Health Care Providers & Services	0.91
Household Durables	1.12
Insurance	1.33
Media	3.51
Multi-Utilities & Unregulated Power	2.54
Oil & Gas	5.20
Personal Products	0.47
Pharmaceuticals	3.57
Real Estate	1.63
Road & Rail	1.09
Thrifts & Mortgage Finance	4.25
Wireless Telecommunication Services	0.55

Total US Corporate Bonds	93.23
International Bonds
International Corporate Bonds
Aerospace & Defense	0.29
Commercial Banks	1.08
Diversified Telecommunication Services	1.82
Oil & Gas	0.62

Total International Corporate Bonds	3.81
Sovereign/SupraNational Bond	0.82

Total International Bonds	4.63
Total Bonds	97.86
Short-Term Investment	0.71

Total Investments	98.57
Cash and other assets, less liabilities	1.43

Net Assets	100.00%

UBS Emerging Markets Debt Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)
	Face
	amount		Value

International Bonds — 89.70%
Argentina — 15.83%
Banco de Galicia y Buenos Aires
5.000%, due 01/01/14 (a)		$3,150,000	$2,827,125
9.140%, due 01/01/10 †		350,000	350,875
11.000%, due 01/01/19 (a)		225,142	243,716
Republic of Argentina
0.000%, due 03/15/14	ARS	4,300,000	1,562,062
1.000%, due 05/01/20 (a)		302,000	172,328
2.000%, due 02/04/18, NGB †		6,800,000	3,017,743
2.000%, due 05/15/35 (a)		$4,100,000	2,188,053
3.000%, due 04/30/13 †		1,000,000	750,500
5.590%, due 08/03/12 †		8,815,000	6,161,685
5.830%, due 12/31/33, DISC †	ARS	3,865,192	1,568,493
YPF Sociedad Anonima
10.000%, due 11/02/28		$650,000	767,000

			19,609,580

Brazil — 8.20%
Barclays Bank PLC Inflation Credit-Linked Note, 144A †
0.000%, due 05/17/45	BRL	1,600,000	920,793
Braskem S.A.
11.750%, due 01/22/14		$1,040,000	1,266,200
8.000%, due 01/26/17, 144A		1,050,000	1,050,000
Brazil Real Credit-Linked Note, 144A
12.374%, due 01/05/10		1,789,150	1,262,299
18.870%, due 01/05/10	BRL	2,210,000	660,756
Brazil Real Credit-Linked Trust (b)
10.000%, due 01/04/12		$400,000	442,693
Eletropaulo Metropolitana de Sao Paolo S.A.
19.125%, due 06/28/10	BRL	1,450,000	736,904
Federal Republic of Brazil
7.875%, due 03/07/15		$400,000	437,200
11.000%, due 01/11/12		2,000,000	2,446,000
Federal Republic of Brazil, EXIT Bond
6.000%, due 09/15/13		933,333	932,867

			10,155,712

Cayman Islands — 2.23%
Indocoal Exports Cayman Ltd.
0.000%, due 10/03/12 †		2,760,000	2,760,000

Colombia — 2.61%
Republic of Colombia
7.375%, due 01/27/17		460,000	480,240
7.375%, due 09/18/37		770,000	779,625
10.500%, due 07/09/10		500,000	575,000
11.750%, due 02/25/20		995,000	1,395,487

			3,230,352

Dominican Republic — 5.59%
Republic of Dominican
9.000%, due 03/31/10	DOP	16,500,000	342,730
9.040%, due 01/23/18		$1,136,695	1,267,415
9.040%, due 01/23/18, 144A		579,278	645,894
9.500%, due 09/27/11		3,174,239	3,412,307
Republic of Dominican Credit Linked Note, 144A
0.000%, due 01/29/07		1,280,262	1,256,617

			6,924,963

Ecuador — 1.79%
Republic of Ecuador (a)
10.000%, due 08/15/30		1,885,000	1,747,395
Republic of Ecuador, PDI Bond †
6.313%, due 02/27/15		688,227	474,877

			2,222,272

El Salvador — 1.92%
Republic of El Salvador
7.750%, due 01/24/23		1,100,000	1,229,250
8.250%, due 04/10/32		1,000,000	1,145,000

			2,374,250

Indonesia — 2.83%
Indonesia Government Credit-Linked Note, 144A
11.000%, due 10/15/14	IDR	5,800,000,000	634,070
Indonesia Treasury Bond
9.500%, due 06/15/15, 144A		13,000,000,000	1,261,247
Republic of Indonesia, 144A
7.500%, due 01/15/16		$1,090,000	1,163,575
8.500%, due 10/12/35		380,000	444,600

			3,503,492

Kazakhstan — 1.89%
Kazkommerts International BV, 144A
8.000%, due 11/03/15		$800,000	810,000
TuranAlem Finance BV
7.750%, due 04/25/13, 144A		420,000	418,950
7.875%, due 06/02/10		420,000	428,400
8.500%, due 02/10/15		670,000	683,400

			2,340,750

Lebanon — 1.04%
Government of Lebanon International Bond
7.750%, due 09/07/12		150,000	144,750

7.875%, due 05/20/11		150,000	146,250
8.500%, due 01/19/16		650,000	647,375
11.625%, due 05/11/16		300,000	355,500

			1,293,875

Malaysia — 5.23%
Johor Corp.
1.000%, due 07/31/09	MYR	3,300,000	1,002,169
1.000%, due 07/31/12		18,210,000	5,480,776

			6,482,945

Mexico — 2.62%
Hipotecaria Su Casita SA, 144A
8.500%, due 10/04/16		$1,450,000	1,468,125
Pemex Project Funding Master Trust
8.625%, due 02/01/22		890,000	1,068,890
United Mexican States
8.300%, due 08/15/31		570,000	710,790

			3,247,805

Netherlands — 0.94%
CenterCredit International BV
8.250%, due 09/30/11	KZT	150,000,000	1,169,663

Pakistan — 1.67%
Islamic Republic of Pakistan
6.750%, due 02/19/09		$1,535,000	1,531,162
7.125%, due 03/31/16, 144A		550,000	543,125

			2,074,287

Panama — 0.60%
Republic of Panama International Bond
9.375%, due 07/23/12		630,000	738,045

Philippines — 2.74%
National Power Corp.
0.000%, due 07/12/10, @		730,000	554,800
9.625%, due 05/15/28		1,420,000	1,622,350
9.875%, due 03/16/10		1,100,000	1,212,750

			3,389,900

Poland — 1.46%
Republic of Poland
6.000%, due 05/24/09	PLN	5,540,000	1,805,387

Qatar — 1.55%
State of Qatar
9.750%, due 06/15/30		$1,310,000	1,925,700

Russia — 7.27%
Russian Federation
5.000%, due 03/31/30 (a)		5,640,000	6,285,103
8.250%, due 03/31/10, 144A		720,005	756,005
8.250%, due 03/31/10		728,894	765,339
12.750%, due 06/24/28		220,000	394,900
Russian Ruble Credit-Linked Note, 144A
7.580%, due 10/09/07	RUB	21,300,000	807,029

			9,008,376

Serbia — 2.52%
Republic of Serbia (a)
3.750%, due 11/01/24		$3,534,885	3,119,536

South Africa — 0.17%
Republic of South Africa
7.375%, due 04/25/12		200,000	216,000

Tunisia — 0.66%
Banque Centrale de Tunisie
7.375%, due 04/25/12		760,000	820,800

Turkey — 9.91%
Republic of Turkey
0.000%, due 07/16/08, @	TRY	1,500,000	697,904
6.875%, due 03/17/36		$205,000	186,550
8.000%, due 02/14/34		1,710,000	1,765,575
9.000%, due 06/30/11		2,200,000	2,409,000
9.500%, due 01/15/14		1,970,000	2,238,413
14.000%, due 01/19/11	TRY	1,000,000	559,590
Republic of Turkey Credit-Linked Note
15.000%, due 02/10/10		1,900,000	1,114,724
Republic of Turkey Credit-Linked Note @, 144A
0.000%, due 10/17/07		2,000,000	1,438,098
0.000%, due 02/10/10		2,200,000	1,296,468
0.000%, due 02/11/10		$800,000	576,008

			12,282,330

Uruguay — 2.78%
Republic of Uruguay
6.875%, due 01/19/16	EUR	1,870,000	2,466,104
7.625%, due 03/21/36		$980,000	977,550

			3,443,654

Venezuela — 3.29%
Republic of Venezuela
5.375%, due 08/07/10		3,620,000	3,513,210

9.375%, due 01/13/34		460,000	568,100

			4,081,310

Vietnam — 1.55%
Socialist Republic of Vietnam, 144A
6.875%, due 01/15/16		1,840,000	1,920,500

Sovereign/SupraNational Bond — 0.81%
Inter-American Development Bank
8.000%, due 01/26/16	MXN	11,400,000	1,007,896

Total International Bonds (Cost $108,414,408)			111,149,380

	Shares

Short-Term Investments — 8.83%
Other * - 7.03%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 5.35%		8,708,742	8,708,742

	Face
	amount

Egypt — 1.72%
Egypt Treasury Bill @
0.000%, due 09/18/07	EGP	6,300,000	1,005,745
7.961%, due 01/16/07		3,725,000	631,212
Egypt Treasury Bill Credit-Linked Note @
8.701%, due 03/27/07		3,000,000	499,525

			2,136,482

US Government Obligation — 0.08%
US Treasury Bills,
yield of 5.16%, due 01/04/07 (c)		$100,000	98,757

Total Short-Term Investments (Cost $10,947,552)			10,943,981

	Number of
	contracts

Options Purchased — 0.15%
Call Options
5 Year US Note Futures,
expiration December 2006, strike @ 105		182	136,500

Put Options
5 Year US Note Futures,
expiration December 2006, strike @ 105		182	42,656

Total Options Purchased (Cost $186,209)			179,156

Total Investments — 98.68% (Cost $119,548,169)			122,272,517
Cash and other assets, less liabilities — 1.32%			1,637,503

Net Assets — 100.00%			$123,910,020

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $119,548,169; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,863,098
Gross unrealized depreciation	(1,138,750)

Net unrealized appreciation	$2,724,348

†	Floating rate securities — The interest rates shown are current rates as of September 30, 2006.
@	Interest rate reflects yield at September 30, 2006 for zero coupon bonds.
(a)	Step bonds — coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.
(b)	Security is fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2006, the value of this security amounted to $442,693 or 0.36% of net assets.
(c)	This security was pledged to cover margin requirements for future contracts.
*	Investment in affiliated mutual fund.
DISC	Discount bond.
EXIT Bond	A long-term bond with a low interest rate, often issued by a less developed country, that gives the buyer the right of exemption from taking part in any subsequent rescheduling.
NGB	National guaranteed bond.
PDI Bond	Past due interest.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $19,334,159 or 15.60% of net assets.
ARS	Argentina Peso
BRL	Brazilian Real
DOP	Dominican Pesos
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MYR	Malaysian Ringgit
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	New Turkish Lira

Forward foreign currency contracts
UBS Emerging Markets Debt Relationship Fund had the following open forward foreign currency contracts as of September 30, 2006:

					Unrealized
	Contracts		In	Maturity	appreciation/
	to deliver		exchange for	dates	(depreciation)

Brazilian Real	11,500,000	USD	5,160,031	10/13/06	$(117,748)
Euro	12,120,000	USD	15,503,498	10/19/06	120,511
Indonesian Rupiah	3,000,000,000	USD	1,396,348	10/13/06	(12,865)
Mexican Peso	12,500,000	USD	1,140,987	10/13/06	4,579
New Turkish Lira	5,901,500	USD	3,774,527	10/13/06	(106,798)
New Turkish Lira	1,797,304	USD	1,075,071	04/27/07	(21,641)
New Turkish Lira	1,350,000	USD	907,746	10/13/06	19,872
Ukranian Hryvnia	2,120,000	USD	375,221	05/18/09	(19,410)
United States Dollar	1,156,871	BRL	2,500,000	10/13/06	(9,529)
United States Dollar	6,057,068	EUR	4,710,000	10/19/06	(79,026)
United States Dollar	1,160,415	MXN	12,500,000	10/13/06	(24,007)
United States Dollar	1,170,501	TRY	1,797,304	04/27/07	(73,788)
United States Dollar	292,165	TRY	440,000	10/03/06	(1,640)
United States Dollar	1,000,000	UAH	5,140,000	11/17/06	14,570
United States Dollar	381,982	UAH	2,120,000	05/18/09	12,650

Total net unrealized depreciation on forward foreign currency contracts					$(294,270)

Currency Type Abbreviations:
EUR	Euro
IDR	Indonesian Rupiah
PLN	Polish Zolty
THB	Thai Baht
TRY	New Turkish Lira
UAH	Ukranian Hryvnia
USD	United States Dollar

Futures contracts
UBS Emerging Markets Debt Relationship Fund had the following open futures contracts as of September 30, 2006:

				Unrealized
	Expiration	Cost/		appreciation/
	date	proceeds	Value	(depreciation)

US Treasury futures buy contracts:
US Treasury Long Bond, 40 contracts	December 2006	$4,408,588	$4,496,250	$87,662
10 Year US Treasury Notes, 60 contracts	December 2006	6,416,006	6,483,750	67,744

US Treasury futures sale contracts:
5 Year US Treasury Notes, 135 contracts	December 2006	14,223,664	14,244,609	(20,945)

Total net unrealized appreciation on futures contracts				$134,461

The segregated aggregate market value of investments and cash collateral pledged to cover margin requirements for the open futures contracts at September 30, 2006 was $187,460.

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

International Bonds
Non-Agency	2.82%
Chemicals	0.85
Commercial Banks	6.70
Diversified Financial Services	9.20
Electric Utilities	2.88
Energy	2.23
Foreign Agency	0.39
Oil & Gas	2.50
Foreign Government Bonds	61.32
Sovereign/SupraNational Bond	0.81

Total International Bonds	89.70
Short-Term Investments	8.83
Options Purchased	0.15

Total Investments	98.68
Cash and other assets, less liabilities	1.32

Net Assets	100.00%

UBS High Yield Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)
	Face
	amount	Value

Bonds — 96.64%
US Bonds — 88.40%
US Corporate Bonds — 87.79%
AAC Group Holding Corp. (a)
0.000%, due 10/01/12	$1,000,000	$830,000
Activant Solutions, Inc., 144A
9.500%, due 05/01/16	250,000	231,250
Advanstar Communications, Inc.
10.750%, due 08/15/10	550,000	592,625
Affinion Group, Inc.
10.125%, due 10/15/13	600,000	630,000
Ahern Rentals, Inc.
9.250%, due 08/15/13	625,000	640,625
Ainsworth Lumber Co., Ltd.
7.250%, due 10/01/12	1,000,000	740,000
AK Steel Corp.
7.750%, due 06/15/12	1,575,000	1,533,656
American Cellular Corp., Series B
10.000%, due 08/01/11	1,250,000	1,309,375
American Rock Salt Co. LLC
9.500%, due 03/15/14	800,000	826,000
Ameripath, Inc.
10.500%, due 04/01/13	900,000	954,000
AmeriQual Group LLC, 144A
9.500%, due 04/01/12	875,000	896,875
ArvinMeritor, Inc.
8.125%, due 09/15/15	1,250,000	1,134,375
Ashtead Capital, Inc., 144A
9.000%, due 08/15/16	300,000	312,000
Atlas Pipeline Partners LP
8.125%, due 12/15/15	1,000,000	1,017,500
Baker & Taylor, Inc., 144A
11.500%, due 07/01/13	425,000	418,625
BE Aerospace, Inc., Series B
8.875%, due 05/01/11	500,000	520,000
Berry Plastics Holding Corp., 144A
8.875%, due 09/15/14	425,000	427,125
Brookstone Co., Inc.
12.000%, due 10/15/12	300,000	273,000
Buckeye Technologies, Inc.
8.000%, due 10/15/10	950,000	912,000
Buffets, Inc.
11.250%, due 07/15/10	900,000	951,750
Cadmus Communications Corp.
8.375%, due 06/15/14	1,275,000	1,233,562
Carriage Services, Inc.
7.875%, due 01/15/15	850,000	826,625
Cellu Tissue Holdings, Inc.
9.750%, due 03/15/10	1,000,000	982,500
Century Aluminum Co.
7.500%, due 08/15/14	750,000	750,000
Cenveo Corp.
7.875%, due 12/01/13	550,000	521,125
Chemtura Corp.
6.875%, due 06/01/16	475,000	468,469
Chukchansi Economic Development Authority, 144A
8.000%, due 11/15/13	775,000	795,344
Cincinnati Bell, Inc.
8.375%, due 01/15/14	1,000,000	1,010,000
Circus & Eldorado Joint Venture Corp.
10.125%, due 03/01/12	500,000	525,625
Citizens Communications Co.
9.000%, due 08/15/31	1,100,000	1,179,750
Clarke American Corp.
11.750%, due 12/15/13	625,000	646,875
CMP Susquehanna Corp., 144A
9.875%, due 05/15/14	750,000	705,000
Collins & Aikman Floor Cover, Series B
9.750%, due 02/15/10	500,000	497,500
Comstock Resources, Inc.
6.875%, due 03/01/12	750,000	715,313
Cooper-Standard Automotive, Inc.
8.375%, due 12/15/14	1,000,000	735,000
CSC Holdings, Inc., Series B
8.125%, due 07/15/09	1,500,000	1,552,500
Da-Lite Screen Co., Inc.
9.500%, due 05/15/11	625,000	657,813
Deluxe Corp.
5.000%, due 12/15/12	1,100,000	907,500
Dole Food Co., Inc.
8.875%, due 03/15/11	1,075,000	1,029,312
Dycom Industries, Inc.
8.125%, due 10/15/15	700,000	707,000
Dynegy Holdings, Inc.
8.375%, due 05/01/16	800,000	814,000
Easton-Bell Sports, Inc.
8.375%, due 10/01/12	1,250,000	1,225,000
Energy Partners Ltd.
8.750%, due 08/01/10	525,000	539,438
FastenTech, Inc.
11.500%, due 05/01/11	750,000	780,000
Ford Motor Credit Co.
7.375%, due 10/28/09	2,875,000	2,793,936
General Motors Acceptance Corp. LLC
7.250%, due 03/02/11	1,650,000	1,659,433
General Motors Corp.
7.200%, due 01/15/11	1,875,000	1,727,344
Georgia Gulf Corp., 144A
9.500%, due 10/15/14	275,000	273,086
Giant Industries, Inc.
11.000%, due 05/15/12	309,000	333,720
Glatfelter, 144A
7.125%, due 05/01/16	225,000	219,395
Gregg Appliances, Inc.
9.000%, due 02/01/13	875,000	798,437
GSC Holdings Corp.
8.000%, due 10/01/12	1,400,000	1,442,000
Gulfmark Offshore, Inc.
7.750%, due 07/15/14	1,000,000	1,005,000
Hercules, Inc.
6.500%, due 06/30/29	1,000,000	806,250
Houghton Mifflin Co. (a)
0.000%, due 10/15/13	1,800,000	1,570,500
Inergy LP/ Inergy Finance Corp.
8.250%, due 03/01/16	1,125,000	1,164,375
Ingles Markets, Inc.
8.875%, due 12/01/11	1,350,000	1,407,375
Insight Communications Co., Inc. (a)
12.250%, due 02/15/11	550,000	583,000
Interface, Inc.
10.375%, due 02/01/10	1,000,000	1,090,000
Jacobs Entertainment Inc., 144A
9.750%, due 06/15/14	1,250,000	1,237,500
Jacuzzi Brands, Inc.
9.625%, due 07/01/10	900,000	954,000
Jafra Cosmetics International, Inc.
10.750%, due 05/15/11	450,000	482,625
Kansas City Southern Railway Co.
7.500%, due 06/15/09	1,000,000	1,000,000
Land O’ Lakes, Inc.
8.750%, due 11/15/11	225,000	234,281
Landry’s Restaurants, Inc., Series B
7.500%, due 12/15/14	1,000,000	957,500
Le-Natures, Inc., 144A
10.000%, due 06/15/13	1,000,000	1,030,000
Levi Strauss & Co.
12.250%, due 12/15/12	1,100,000	1,226,500
LIN Television Corp., Series B
6.500%, due 05/15/13	900,000	839,250
Maax Holdings, Inc. (a)
0.000%, due 12/15/12	350,000	129,500
Majestic Star Casino LLC
9.500%, due 10/15/10	125,000	127,813
Mediacom LLC
9.500%, due 01/15/13	1,100,000	1,124,750
Midwest Generation LLC
8.750%, due 05/01/34	725,000	773,937
Mirant Americas Generation LLC
9.125%, due 05/01/31	675,000	686,813
Mirant North America LLC
7.375%, due 12/31/13	1,250,000	1,251,562
MTR Gaming Group, Inc., 144A
9.000%, due 06/01/12	625,000	628,125
MTR Gaming Group, Inc., Series B
9.750%, due 04/01/10	1,000,000	1,052,500
Nexstar Finance Holdings LLC (a)
0.000%, due 04/01/13	700,000	584,500
Nexstar Finance, Inc.
7.000%, due 01/15/14	700,000	637,000
NRG Energy, Inc.
7.375%, due 02/01/16	1,000,000	993,750
Omnova Solutions, Inc.
11.250%, due 06/01/10	925,000	993,219
Owens-Illinois, Inc.
7.800%, due 05/15/18	1,000,000	950,000
Pantry, Inc.
7.750%, due 02/15/14	1,000,000	1,002,500
Pathmark Stores, Inc.
8.750%, due 02/01/12	500,000	483,750
Perry Ellis International, Inc.
8.875%, due 09/15/13	275,000	270,875
Petro Stopping Centers LP
9.000%, due 02/15/12	1,175,000	1,189,687
Pinnacle Foods Group, Inc.
8.250%, due 12/01/13	750,000	750,938
Pokagon Gaming Authority, 144A
10.375%, due 06/15/14	700,000	746,375
PolyOne Corp.
10.625%, due 05/15/10	850,000	913,750
Poster Financial Group, Inc.
8.750%, due 12/01/11	750,000	783,750
Prestige Brands, Inc.
9.250%, due 04/15/12	1,000,000	1,005,000
Psychiatric Solutions, Inc.
7.750%, due 07/15/15	900,000	877,500
Qwest Communications International, Inc.
7.250%, due 02/15/11	1,000,000	1,000,000
R.H. Donnelley Corp.
8.875%, due 01/15/16	1,100,000	1,102,750
Rafaella Apparel Group, Inc., 144A
11.250%, due 06/15/11	625,000	614,063
Restaurant Co.
10.000%, due 10/01/13	850,000	785,187
Reynolds American, Inc., 144A
7.250%, due 06/01/13	850,000	874,674
River Rock Entertainment Authority
9.750%, due 11/01/11	1,000,000	1,062,500
Rockwood Specialties Group, Inc.
10.625%, due 05/15/11	488,000	522,160
San Pasqual Casino, 144A
8.000%, due 09/15/13	750,000	763,125
Sanmina-SCI Corp.
8.125%, due 03/01/16	650,000	637,000
Sbarro, Inc.
11.000%, due 09/15/09	750,000	763,125
Sensata Technologies BV, 144A
8.000%, due 05/01/14	250,000	243,125
Sequa Corp.
9.000%, due 08/01/09	950,000	1,008,187
Sheridan Group, Inc.
10.250%, due 08/15/11	1,025,000	1,037,812
Sinclair Broadcast Group, Inc.
8.000%, due 03/15/12	1,250,000	1,267,187
Sirius Satellite Radio, Inc.
9.625%, due 08/01/13	575,000	562,063
Solo Cup Co.
8.500%, due 02/15/14	700,000	604,625
Stanadyne Corp.
10.000%, due 08/15/14	775,000	782,750
Technical Olympic USA, Inc.
7.500%, due 01/15/15	1,375,000	1,051,875
Terra Capital, Inc.
12.875%, due 10/15/08	500,000	558,750
Tunica-Biloxi Gaming Authority, 144A
9.000%, due 11/15/15	700,000	728,000
Unisys Corp.
8.000%, due 10/15/12	700,000	654,500
Universal Hospital Services, Inc.
10.125%, due 11/01/11	750,000	787,500
US Concrete, Inc.
8.375%, due 04/01/14	600,000	576,750
Verso Paper Holdings LLC, 144A
9.125%, due 08/01/14	350,000	352,188
Vertis Holdings, Inc., Series B
10.875%, due 06/15/09	600,000	603,000
Wheeling Island Gaming, Inc.
10.125%, due 12/15/09	900,000	922,500
Whiting Petroleum Corp.
7.250%, due 05/01/12	1,000,000	980,000
Wind Acquisition Finance S.A., 144A
10.750%, due 12/01/15	850,000	938,187
Windstream Corp., 144A
8.625%, due 08/01/16	700,000	749,000
Wornick Co.
10.875%, due 07/15/11	650,000	646,750
Xerox Capital Trust I
8.000%, due 02/01/27	1,000,000	1,020,000
Xerox Corp.
6.750%, due 02/01/17	750,000	761,250

Total US Corporate Bonds (Cost $103,305,729)		102,709,716

Asset-Backed Securities — 0.61%
GSAMP Trust, 06-S2, Class B2, 144A (a)
7.000%, due 01/25/36 (Cost $687,973)	850,000	701,812

Total US Bonds (Cost $103,993,702)		103,411,528

International Bonds — 8.24%
International Corporate Bonds — 8.24%
Bermuda — 1.14%
Intelsat Subsidiary Holding Co. Ltd.
8.625%, due 01/15/15	1,300,000	1,329,250

Canada — 3.98%
Abitibi-Consolidated, Inc.
6.950%, due 04/01/08	1,000,000	992,500
8.550%, due 08/01/10	325,000	322,563
Jean Coutu Group, Inc.
8.500%, due 08/01/14	425,000	409,062
MAAX Corp.
9.750%, due 06/15/12	425,000	335,750
Millar Western Forest Products Ltd.
7.750%, due 11/15/13	1,000,000	830,000
Quebecor Media, Inc.
7.750%, due 03/15/16	600,000	600,750
Quebecor World Capital Corp., 144A
8.750%, due 03/15/16	1,215,000	1,169,437

		4,660,062

Cayman Islands — 0.82%
Bluewater Finance Ltd.
10.250%, due 02/15/12	950,000	961,875

France — 0.90%
Rhodia S.A.
10.250%, due 06/01/10	942,000	1,055,040

Netherlands — 0.91%
Montell Finance Co. BV, 144A
8.100%, due 03/15/27	1,150,000	1,063,750

United Kingdom — 0.49%
Ineos Group Holdings PLC, 144A
8.500%, due 02/15/16	600,000	571,500

Total International Corporate Bonds (Cost $9,887,044)		9,641,477

Total Bonds (Cost $113,880,746)		113,053,005

	Shares

Equities — 0.00%
US Equities — 0.00%
Media — 0.00%
Pegasus Communications Corp., Class A (b)
(Cost $87,120)	2,323	4,622

	Number of
	warrants

Warrants — 0.00% (b) (c) (d)
Dayton Superior Corp., expires 6/15/09 (e)	1,500	0
HF Holdings, Inc., expires 9/27/09	8,680	0
Pliant Corp., expires 06/01/10 (e)	1,090	11

Total Warrants (Cost $4,746,048)		11

	Shares

Short-Term Investment — 1.80%
Other * — 1.80%
UBS Supplementary Trust — U.S. Cash Management Prime Fund,	2,108,954	2,108,954
yield of 5.35% (Cost $2,108,954)

Total Investments — 98.44%
(Cost $120,822,868)		115,166,592
Cash and other assets, less liabilities — 1.56%		1,826,896

Net Assets — 100.00%		$116,993,488

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $120,822,868; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,415,690
Gross unrealized depreciation	(7,071,966)

Net unrealized depreciation	$(5,656,276)

(a)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.
(b)	Non-income producing securities.
(c)	Security is illiquid. These securities amounted to $11 or 0.00% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of September 30, 2006, are considered illiquid and restricted.
(e)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2006, the value of these securities amounted to $11 or 0.00% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $16,689,560 or 14.27% of net assets.
*	Investment in affiliated mutual fund.
GSAMP	Goldman Sachs Mortgage Securities Corp.

Restricted Securities
					Market
			Acquisition cost		value as a
	Acquisition	Acquisition	as a percentage	Market	percentage of
Securities	dates	cost	net assets	value	net assets

Dayton Superior Corp., expires 06/15/09	08/17/00	$0	0.00%	$0	0.00%
HF Holdings, Inc., expires 09/27/09	01/08/01	4,746,048	4.06	0	0.00
Pliant Corp., expires 06/01/10	11/27/00	0	0.00	11	0.00

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

Bonds
US Bonds
US Corporate Bonds
Aerospace/Defense	1.31%
Apparel/Textiles	1.80
Auto Loans	3.81
Auto Parts & Equipment	2.27
Automotive	1.48
Beverages	0.88
Building & Construction	0.90
Building Materials	3.44
Chemicals	3.88
Computer Hardware	0.20
Consumer-Products	3.59
Diversified Capital Goods	0.21
Electric-Generation	2.21
Electric-Integrated	1.66
Electronics	0.54
Energy-Exploration & Production	1.91
Food & Drug Retailers	1.62
Food-Wholesale	3.04
Forestry/Paper	2.74
Gaming	8.01
Gas Distribution	1.86
Health Services	2.94
Media-Broadcast	3.93
Media-Cable	2.79
Media-Services	1.04
Metals/Mining Excluding Steel	1.35
Non-Food & Drug Retailers	4.38
Office Equipment	1.52
Oil Refining & Marketing	0.29
Packaging	1.69
Printing & Publishing	5.74
Railroads	0.85
Restaurants	2.96
Software/Services	0.56
Steel Producers/Products	1.30
Support-Services	1.59
Telecom-Integrated/Services	3.97
Telecom-Wireless	1.92
Tobacco	0.75
Transportation Excluding Air/Rail	0.86

Total US Corporate Bonds	87.79
Asset-Backed Securities	0.61

Total US Bonds	88.40
International Bonds
International Corporate Bonds
Building Materials	0.29
Chemicals	2.30
Food & Drug Retailers	0.35
Forestry/Paper	1.83
Media-Diversified	0.51
Oil Field Equipment & Services	0.82
Printing & Publishing	1.00
Telecom-Integrated/Services	1.14

Total International Corporate Bonds	8.24
Total Bonds	96.64
Equities	0.00	†
Warrants	0.00	†
Short-Term Investment	1.80

Total Investments	98.44
Cash and other assets, less liabilities	1.56

Net Assets	100.00%

† Amount represents less than 0.005%

UBS Opportunistic Emerging Markets Debt Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)

	Face
	amount		Value

International Bonds — 70.07%
Argentina — 27.58%
Republic of Argentina †
5.590%, due 08/03/12		$10,000,000	$6,990,000
Republic of Argentina, DISC †
5.830%, due 12/31/33	ARS	13,700,000	5,559,452

			12,549,452

Brazil — 8.26%
Federal Republic of Brazil
6.000%, due 05/15/45	BRL	6,500,000	3,756,805

Kazakhstan — 6.23%
Kazkommerts International BV
8.000%, due 11/03/15		$2,800,000	2,835,000

Malaysia — 9.99%
Johor Corp.
1.000%, due 07/31/12	MYR	15,100,000	4,544,740

Turkey — 18.01%
Republic of Turkey
9.500%, due 01/15/14		$2,000,000	2,272,500
Republic of Turkey Credit-Linked Note @
0.000%, due 02/11/10		5,800,000	5,331,302
Republic of Turkey Credit-Linked Note @, 144A
0.887%, due 02/10/10	TRY	1,000,000	589,303

			8,193,105

Total International Bonds
(Cost $32,160,632)			31,879,102

	Shares

Warrant — 4.09%
Argentina — 4.09%
Republic of Argentina, expires 12/15/35 (a)		64,300,000	1,859,480

Total Warrant (Cost $1,779,055)			1,859,480

Short-Term Investments — 26.35%
Investment Company * — 11.80%
UBS U.S. Cash Management —
Prime Relationship Fund,
yield of 5.34%		5,366,174	5,366,174

	Face
	amount

Egypt — 14.55%
Egypt Treasury Bill Credit-Linked Note @
8.261%, due 06/05/07	EGP	40,450,000	6,621,801

Total Short-Term Investments
(Cost $12,011,183)			11,987,975

Total Investments — 100.51%
(Cost $45,950,870)			45,726,557
Liabilities, in excess of cash and other assets — (0.51)%			(230,055)

Net Assets — 100.00%			45,496,502

Notes to schedule of investments
Aggregate cost for federal income tax purposes was substantially the same for book purposes, was $45,950,870; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$416,359
Gross unrealized depreciation	(640,672)

Net unrealized depreciation	$(224,313)

†	Floating rate securities — The interest rates shown are the current rates as of September 30, 2006.
@	Rates shown reflect annualized yield at September 30, 2006 on zero coupon bonds.
*	Investment in affiliated mutual fund.
(a)	Non-income producing security.
DISC	Discount Bond.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $589,303 or 1.30% of net assets.
ARS	Argentina Peso
BRL	Brazilian Real
EGP	Egyptian Pound
MYR	Malaysian Ringgit
TRY	New Turkish Lira

Forward foreign currency contracts
UBS Opportunistic Emerging Markets Debt Relationship Fund had the following open forward foreign currency contract as of September 30, 2006:

	Contracts to deliver		In exchange for	Maturity date	Unrealized (depreciation)

New Turkish Lira	9,405,000	USD	5,798,397	10/13/06	$ (387,127)

Currency Type Abbreviation:
USD United States Dollar

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

International Bonds
Commercial Banks	6.23%
Diversified Financial Services	9.99
Foreign Government Bonds	53.85

Total International Bonds	70.07
Warrant	4.09
Short-Term Investments	26.35

Total Investments	100.51
Liabilities, in excess of cash and other assets	(0.51)

Net Assets	100.00%

UBS Opportunistic High Yield Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)

	Face
	amount	Value

Bonds — 94.98%
US Bonds — 86.86%
US Corporate Bonds — 86.86%
AES Corp.
9.500%, due 06/01/09	$2,070,000	$2,209,725
AK Steel Corp.
7.875%, due 02/15/09	6,650,000	6,625,062
American Cellular Corp., Series B
10.000%, due 08/01/11	8,100,000	8,484,750
Berry Plastics Holding Corp., 144A
8.875%, due 09/15/14	4,500,000	4,522,500
Cadmus Communications Corp.
8.375%, due 06/15/14	1,650,000	1,596,375
Century Aluminum Co.
7.500%, due 08/15/14	1,000,000	1,000,000
Cincinnati Bell, Inc.
8.375%, due 01/15/14	8,100,000	8,181,000
Cooper-Standard Automotive, Inc.
8.375%, due 12/15/14	5,025,000	3,693,375
Dynegy Holdings, Inc.
8.375%, due 05/01/16	3,000,000	3,052,500
Ford Motor Credit Co.
7.375%, due 10/28/09	2,000,000	1,943,608
General Motors Acceptance Corp.
6.125%, due 02/01/07	2,450,000	2,446,673
7.250%, due 03/02/11	18,150,000	18,253,764
Giant Industries, Inc.
8.000%, due 05/15/14	2,350,000	2,543,875
Houghton Mifflin Co.
9.875%, due 02/01/13	3,100,000	3,278,250
Ingles Markets, Inc.
8.875%, due 12/01/11	5,650,000	5,890,125
Jacuzzi Brands, Inc.
9.625%, due 07/01/10	3,000,000	3,180,000
Landry’s Restaurants, Inc., Series B
7.500%, due 12/15/14	5,500,000	5,266,250
Levi Strauss & Co.
12.250%, due 12/15/12	5,250,000	5,853,750
Mediacom LLC
9.500%, due 01/15/13	4,975,000	5,086,937
Mirant North America LLC
7.375%, due 12/31/13	2,200,000	2,202,750
Omnova Solutions, Inc.
11.250%, due 06/01/10	4,900,000	5,261,375
Owens-Brockway Glass Container, Inc.
6.750%, due 12/01/14	2,000,000	1,900,000
8.250%, due 05/15/13	2,500,000	2,562,500
Owens-Illinois, Inc.
7.350%, due 05/15/08	1,600,000	1,612,000
PolyOne Corp.
10.625%, due 05/15/10	6,325,000	6,799,375
River Rock Entertainment Authority
9.750%, due 11/01/11	4,200,000	4,462,500
Sheridan Group, Inc.
10.250%, due 08/15/11	6,050,000	6,125,625
Sinclair Broadcast Group, Inc.
8.000%, due 03/15/12	2,825,000	2,863,844
8.750%, due 12/15/11	6,850,000	7,141,125
Universal Hospital Services, Inc.
10.125%, due 11/01/11	1,750,000	1,837,500
Whiting Petroleum Corp.
7.000%, due 02/01/14	3,000,000	2,925,000

Total US Corporate Bonds (Cost $138,215,952)		138,802,113

International Bonds — 8.12%
International Corporate Bonds — 8.12%
Canada — 6.25%
Abitibi-Consolidated, Inc.
6.950%, due 04/01/08	6,018,000	5,972,865
8.550%, due 08/01/10	3,000,000	2,977,500
Jean Coutu Group, Inc.
8.500%, due 08/01/14	1,075,000	1,034,688

		9,985,053

Cayman Islands — 1.87%
Bluewater Finance Ltd.
10.250%, due 02/15/12	2,950,000	2,986,875

Total International Corporate Bonds (Cost $13,178,806)		12,971,928

Total Bonds (Cost $151,394,758)		151,774,041

	Shares

Short-Term Investment — 3.02%
Other * — 3.02%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 5.35% (Cost $4,828,587)	4,828,587	4,828,587

Total Investments — 98.00% (Cost $156,223,345)		156,602,628
Cash and other assets, less liabilities — 2.00%		3,190,602

Net Assets — 100.00%		$159,793,230

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $156,223,345; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,815,150
Gross unrealized depreciation	(1,435,867)

Net unrealized appreciation	$379,283

*	Investments in affiliated mutual funds.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Septermber 30, 2006, the value of this security amounted to $4,522,500 or 2.83% of net assets.

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

Bonds
US Bonds
US Corporate Bonds
Apparel/Textiles	3.66%
Auto Loans	14.17
Auto Parts & Equipment	2.31
Building Materials	1.99
Chemicals	7.55
Electric-Generation	3.29
Electric-Integrated	1.38
Energy Exploration & Production	1.83
Food & Drug Retailers	3.69
Gaming	2.79
Health Services	1.15
Media-Broadcast	6.26
Media-Cable	3.18
Metals/Mining Excluding Steel	0.63
Oil & Gas Refining & Marketing	1.59
Packaging	6.63
Printing & Publishing	6.88
Restaurants	3.30
Steel Producers/Products	4.15
Telecom-Integrated/Services	5.12
Telecom-Wireless	5.31

Total US Corporate Bonds	86.86
International Bonds
International Corporate Bonds
Food & Drug Retailers	0.65
Forestry/Paper	5.60
Oil Field Equipment & Services	1.87

Total International Bonds	8.12
Total Bonds	94.98
Short-Term Investment	3.02

Total Investments	98.00
Cash and other assets, less liabilities	2.00

Net Assets	100.00%

UBS Short Duration Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)

	Face
	amount	Value

Bonds — 97.45%
US Bonds — 94.75%
US Corporate Bonds — 10.42%
Bear Stearns Cos., Inc.
2.875%, due 07/02/08	$1,400,000	$1,346,397
Capital One Financial Corp. †
5.670%, due 09/10/09	1,650,000	1,651,185
Duke Capital LLC
5.668%, due 08/15/14	1,500,000	1,485,426
Emerson Electric Co.
5.500%, due 09/15/08	1,170,000	1,177,115
International Lease Finance Corp.
4.625%, due 06/02/08	1,500,000	1,483,969
5.620%, due 05/24/10 †	1,320,000	1,322,637
JPMorgan Chase & Co.
3.625%, due 05/01/08	1,400,000	1,366,792
Residential Capital Corp.
6.125%, due 11/21/08	1,500,000	1,505,869
SLM Corp.
3.625%, due 03/17/08	2,130,000	2,080,544
Textron Financial Corp. †
5.467%, due 09/29/09	975,000	974,452
Valero Energy Corp.
6.875%, due 04/15/12	1,000,000	1,064,609
Wells Fargo & Co.
4.000%, due 08/15/08	1,000,000	979,205

Total US Corporate Bonds (Cost $16,393,465)		16,438,200

Asset-Backed Securities — 41.47%
AmeriCredit Automobile Receivables Trust, 06-AF, Class A3
5.560%, due 09/06/11	1,550,000	1,561,741
Capital Auto Receivables Asset Trust, 04-2, Class B
3.920%, due 11/16/09	600,000	588,124
Capital Auto Receivables Asset Trust, 06-1, Class B
5.260%, due 10/15/10	900,000	899,066
Capital One Auto Finance Trust, 05-C, Class A3
4.610%, due 07/15/10	3,000,000	2,979,940
Capital One Master Trust, 01-6, Class C, 144A
6.700%, due 06/15/11	1,200,000	1,228,872
Citibank Credit Card Issuance Trust, 05-B1, Class B1
4.400%, due 09/15/10	1,450,000	1,428,539
Credit-Based Asset Servicing and Securitization, 06-SL1, Class A2, 144A (a)
5.556%, due 09/25/36	1,550,000	1,553,270
Drive Auto Receivables Trust, 05-3, Class A3, 144A
4.990%, due 10/15/10	1,100,000	1,095,288
First Franklin Mortgage Loan Asset-Backed Certificates, 04-FFB, Class M2 †
5.821%, due 06/25/24	135,231	134,762
First National Master Note Trust, 03-2, Class C
3.700%, due 04/15/09	1,500,000	1,496,765
Ford Credit Auto Owner Trust, 06-B, Class A4
5.250%, due 09/15/11	1,580,000	1,587,091
GE Capital Credit Card Master Note Trust, 06-1, Class A
5.080%, due 09/15/12	1,040,000	1,042,282
GE Equipment Small Ticket LLC, 05-1A, Class B, 144A
4.620%, due 12/22/14	1,940,665	1,920,527
GS Mortgage Securities Corp., II, 98-GLII, Class B †
6.799%, due 04/13/31	2,000,000	2,041,169
GSAMP Trust, 06-S2, Class A3 (a)
5.628%, due 01/25/36	1,450,000	1,452,567
GSAMP Trust, 06-S3, Class A2 (a)
5.769%, due 05/25/36	1,450,000	1,447,955
GSAMP Trust, 06-S4, Class M7 †
7.524%, due 05/25/36	750,000	750,205
Hertz Vehicle Financing LLC, 05-2A, Class A2, 144A
4.930%, due 02/25/10	1,850,000	1,840,387
Home Equity Mortgage Trust, 05-4, Class M1 (a)
5.484%, due 01/25/36	2,000,000	1,987,215
Home Equity Mortgage Trust, 06-1, Class A2 (a)
5.300%, due 05/25/36	1,300,000	1,312,492
Home Equity Mortgage Trust, 06-2, Class 1A2 (a)
5.410%, due 07/25/36	1,270,000	1,269,097
Home Equity Mortgage Trust, 06-4, Class M9 †
7.630%, due 11/25/36	1,200,000	1,199,159
Honda Auto Receivables Owner Trust, 06-2, Class A4
5.280%, due 01/23/12	1,800,000	1,813,257
Household Automotive Trust, 05-3, Class A3
4.800%, due 10/18/10	1,055,000	1,050,284
Hyundai Auto Receivables Trust, 04-A, Class B
3.460%, due 08/15/11	3,990,365	3,910,898
Hyundai Auto Receivables Trust, 06-A, Class C
5.340%, due 11/15/12	1,150,000	1,152,506
Long Beach Auto Receivables Trust, 05-B, Class A3
4.406%, due 05/15/10	2,850,000	2,823,206
M&I Auto Loan Trust, 03-1, Class A4
2.970%, due 04/20/09	2,338,000	2,304,790
Merrill Lynch Mortgage Investors, Inc., 05-SL2, Class B3 †
7.330%, due 12/25/35	1,330,000	1,310,003
Navistar Financial Corp. Owner Trust, 04-B, Class C
3.930%, due 10/15/12	719,452	697,010
Nissan Auto Receivables Owner Trust, 05-C, Class A3
4.190%, due 07/15/09	2,555,000	2,526,202
Nomura Asset Acceptance Corp., 06-S2, Class A2, 144A †
5.810%, due 04/25/36	1,500,000	1,509,923
Providian Gateway Master Trust, 04-DA, Class D, 144A
4.400%, due 09/15/11	2,100,000	2,079,985
Providian Gateway Master Trust, 04-EA, Class D, 144A †
6.260%, due 11/15/11	2,500,000	2,520,312
Superior Wholesale Inventory Financing Trust, 05-A12, Class C †
6.530%, due 06/15/10	1,000,000	1,001,950
Terwin Mortgage Trust, 06-2HGS, Class A2, 144A †
4.500%, due 03/25/37	1,430,000	1,389,417
Volkswagen Auto Lease Trust, 06-A, Class A3
5.500%, due 09/21/09	1,800,000	1,812,124
WFS Financial Owner Trust, 04-2, Class A4
3.540%, due 11/21/11	3,000,000	2,953,814
WFS Financial Owner Trust, 04-4, Class A4
3.440%, due 05/17/12	1,400,000	1,363,254
Whole Auto Loan Trust, 03-1, Class A4
2.580%, due 03/15/10	2,393,405	2,377,035

Total Asset-Backed Securities (Cost $65,520,749)		65,412,483

Collateralized Debt Obligations — 0.87%
Duke Funding Ltd., 06-HG5A, Class C, (d) †
6.620%, due 07/03/50	788,000	788,000
Taberna Preferred Funding Ltd., 06-5A, Class A3, (d) †
6.930%, due 08/05/36	590,000	590,000

Total Collateralized Debt Obligations (Cost $1,363,250)		1,378,000

Commercial Mortgage-Backed Securities — 10.31%
Asset Securitization Corp., 96-MD6, Class A4 †
7.734%, due 11/13/29	2,000,000	2,040,174
Banc of America Large Loan, 05-ESHA, Class F, 144A †
6.080%, due 07/14/20	2,500,000	2,503,022
Bear Stearns Commercial Mortgage Securities, 04-ESA, Class G, 144A
5.377%, due 05/14/16	2,500,000	2,515,322
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class H, 144A †
6.530%, due 09/15/18	1,400,000	1,401,192
GS Mortgage Securities Corp., II, 97-GL, Class A2D
6.940%, due 07/13/30	1,500,000	1,508,423
JPMorgan Chase Commercial Mortgage Securities Corp., 04-C3, Class A1
3.765%, due 01/15/42	1,367,416	1,336,154
Morgan Stanley Capital I, 98-XL2, Class A2
6.170%, due 10/03/34	2,900,000	2,954,688
TW Hotel Funding 2005 LLC, 05-LUX, Class K, 144A †
6.530%, due 01/15/21	2,000,000	2,008,660

Total Commercial Mortgage-Backed Securities (Cost $16,446,506)		16,267,635

Mortgage & Agency Debt Securities — 27.92%
Ameriquest Mortgage Securities, Inc., 03-5, Class M3
6.009%, due 04/25/33	1,592,334	1,587,979
Countrywide Alternative Loan Trust, 06-4CB, Class 1A1
6.000%, due 04/25/36	1,373,844	1,389,955
Countrywide Home Loan Mortgage Pass Through Trust, 05-24, Class A6
5.500%, due 11/25/35	2,091,968	2,084,708
Credit-Based Asset Servicing and Securitization, 05-CB6, Class A2 (a)
4.842%, due 07/25/35	3,000,000	2,980,824
Federal Home Loan Mortgage Corp.
4.625%, due 08/15/08	4,000,000	3,974,388
Federal Home Loan Mortgage Corp., 06-102, Class PA
5.000%, due 08/25/26	2,261,000	2,241,040
Federal Home Loan Mortgage Corp., 2857, Class J
6.000%, due 09/15/34	716,613	717,057
Federal Home Loan Mortgage Corp., 2915, Class KA
5.000%, due 06/15/24	1,192,604	1,185,632
Federal Home Loan Mortgage Corp., 2977, Class PA
5.000%, due 12/15/25	2,062,526	2,050,480
Federal Home Loan Mortgage Corp., 3018, Class UM
5.000%, due 09/15/26	2,466,592	2,446,924
Federal Home Loan Mortgage Corp., 3133, Class PA
5.500%, due 02/15/25	1,464,751	1,466,139
Federal Home Loan Mortgage Corp., 3138, Class PA
5.500%, due 02/15/27	1,437,284	1,440,340
Federal National Mortgage Association
4.500%, due 08/04/08	4,000,000	3,965,996
5.451%, due 04/01/36 †	1,492,254	1,492,913
5.540%, due 05/01/36 †	1,421,239	1,428,612
Federal National Mortgage Association, 05-13, Class PA
5.000%, due 03/25/27	2,233,142	2,217,311
Federal National Mortgage Association, ARM Pool 841740 †
4.771%, due 09/01/35	2,709,804	2,651,964
First Horizon Asset Securities, Inc., 05-AR4, Class 2A1 †
5.340%, due 10/25/35	2,388,244	2,378,122
Indymac Index Mortgage Loan Trust, 06-AR19, Class1A2 †
6.494%, due 08/25/36	1,457,745	1,500,225
RAAC Series, 06-RP1, Class M4, 144A (a)
7.205%, due 10/25/45	905,564	903,300
Residential Funding Mortgage Securitization I, 06-SA3, Class 2A1 †
6.003%, due 09/25/36	1,921,976	1,921,976
Wells Fargo Mortgage Backed Securities Trust, 04-F, Class A8 †
4.731%, due 06/25/34	2,040,677	2,009,910

Total Mortgage & Agency Debt Securities (Cost $44,252,080)		44,035,795

US Government Obligation — 3.76%
US treasury note
4.875%, due 05/15/09 (Cost $5,894,633)	5,900,000	5,934,108

Total US Bonds (Cost $149,870,683)		149,466,221

International Bonds — 2.70%
International Corporate Bonds — 0.90%
Luxembourg — 0.90%
Telecom Italia Capital S.A.
5.250%, due 11/15/13	1,500,000	1,420,320

International Collateralized Debt Obligation — 1.80%
Cayman Islands — 1.80%
MM Community Funding II Ltd., (d) †
7.620%, due 12/15/31	2,800,000	2,843,960

Total International Bonds (Cost $4,289,278)		4,264,280

Total Bonds (Cost $154,159,961)		153,730,501

	Shares

Short-Term Investments — 0.43%
Investment Company *— 0.38%
UBS U.S. Cash Management Prime Relationship Fund,
yield of 5.34%	594,408	594,408

	Face
	amount

US Government Obligation — 0.05%
US Treasury Bills,
yield of 5.16%, due 01/04/07 (b)	$75,000	74,068

Total Short-Term Investments (Cost $668,399)		668,476

	Number of
	contracts

Options Purchased — 0.09% (c)
Call Options — 0.07%
5 Year US Note
Futures, strike @105
expiration December 2006	155	116,250

Put Options — 0.02%
5 Year US Note
Futures, strike @ 105
expiration December 2006	155	36,328

Total Options Purchased (Cost $170,694)		152,578

Total Investments — 97.97%
(Cost $154,999,054)		154,551,555
Cash and other assets, less liabilities — 2.03%		3,205,138

Net Assets —100.00%		$157,756,693

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $154,999,054; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$373,970
Gross unrealized depreciation	(821,469)

Net unrealized depreciation	$(447,499)

†	Floating rate securities — The interest rates shown are the current rates as of September 30, 2006.
(a)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.
(b)	This security was pledged to cover margin requirements for futures contracts.
(c)	Non-income producing securities.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent $4,221,960 or 2.68% of net assets as of September 30, 2006, are considered illiquid and restricted.
*	Investment in affiliated mutual fund.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $24,469,477 or 15.51% of net assets.
ARM	Adjustable Rate Mortgage.
GSAMP	Goldman Sachs Mortgage Securities Corp.
RAAC	Redevelopment Authority of Allegheny County.

Restricted Securities
			Acquisition		Market
			cost as a		value as a
	Acquisition	Acquisition	percentage of	Market	percentage of
Securities	dates	cost	net assets	value	net assets

Duke Funding Ltd., 06-HG5A, Class C 6.620%, due 07/03/50	05/26/06	$ 788,000	0.50%	$ 788,000	0.50%
MM Community Funding II Ltd. 7.620%, due 12/15/31	01/25/06	2,857,934	1.81	2,843,960	1.80
Taberna Preferred Funding Ltd., 06-5A, Class A3 6.930%, due 08/05/36	05/26/06	575,250	0.36	590,000	0.37

Futures contracts
UBS Short Duration Relationship Fund had the following open futures contracts as of September 30, 2006:

				Unrealized
	Expiration			appreciation/
	date	Proceeds	Value	(depreciation)

US treasury futures sell contracts:
5 Year US Treasury notes, 53 contracts	December 2006	$5,603,347	$5,592,328	$11,019
10 Year US Treasury notes, 20 contracts	December 2006	2,145,425	2,161,250	(15,825)

Total net unrealized depreciation on futures contracts				$(4,806)

The segregated aggregate market value of investments pledged to cover margin requirements for open futures contracts at September 30, 2006, was $74,068.

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

Bonds
US Bonds
US Corporate Bonds
Capital Markets	1.81%
Commercial Banks	0.62
Consumer Finance	1.78
Diversified Financial Services	3.85
Electric Utilities	0.75
Multi-Utilities & Unregulated Power	0.94
Oil & Gas	0.67

Total US Corporate Bonds	10.42
Asset-Backed Securities	41.47
Collateralized Debt Obligations	0.87
Commercial Mortgage-Backed Securities	10.31
Mortgage & Agency Debt Securities	27.92
US Government Obligations	3.76

Total US Bonds	94.75
International Bonds
International Corporate Bonds
Diversified Telecommunication Services	0.90
International Collateralized Debt Obligations	1.80

Total International Bonds	2.70
Total Bonds	97.45
Short-Term Investments	0.43
Options Purchased	0.09

Total Investments	97.97
Cash and other assets, less liabilities	2.03

Net Assets	100.00%

UBS U.S. Bond Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)

	Face
	amount	Value

Bonds — 98.81%
US Bonds — 97.88%
US Corporate Bonds — 17.35%
Allergan, Inc., 144A
5.750%, due 04/01/16	$215,000	$218,138
Allstate Corp.
7.200%, due 12/01/09	85,000	90,087
American General Finance Corp.
5.375%, due 10/01/12	65,000	64,784
AT&T Corp.
8.000%, due 11/15/31	135,000	165,004
AvalonBay Communities, Inc. REIT
7.500%, due 08/01/09	80,000	84,717
Avon Products, Inc.
7.150%, due 11/15/09	110,000	115,987
Bank of America Corp.
7.400%, due 01/15/11	295,000	319,271
Bank One Corp.
7.875%, due 08/01/10	145,000	158,089
BellSouth Corp.
6.550%, due 06/15/34	90,000	90,149
Boeing Capital Corp.
7.375%, due 09/27/10	115,000	123,976
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	80,000	81,491
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	60,000	68,296
C.S. First Boston USA, Inc.
6.500%, due 01/15/12	135,000	142,225
Capital One Financial Corp.
5.500%, due 06/01/15	155,000	151,991
Cisco Systems, Inc.
5.500%, due 02/22/16	70,000	70,557
Citigroup, Inc.
5.000%, due 09/15/14	519,000	505,649
5.625%, due 08/27/12	210,000	213,821
Comcast Cable Communications Holdings, Inc.
6.750%, due 01/30/11	295,000	309,920
Computer Sciences Corp.
3.500%, due 04/15/08	65,000	63,104
ConAgra Foods, Inc.
6.750%, due 09/15/11	80,000	84,454
Coors Brewing Co.
6.375%, due 05/15/12	85,000	88,389
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	135,000	130,813
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	405,000	395,486
Devon Financing Corp. ULC
6.875%, due 09/30/11	160,000	170,272
7.875%, due 09/30/31	80,000	97,499
Dominion Resources, Inc.
5.950%, due 06/15/35	85,000	82,534
Duke Capital LLC
5.668%, due 08/15/14	140,000	138,640
EOP Operating LP
7.250%, due 06/15/28	115,000	125,224
Erac USA Finance Co., 144A
8.000%, due 01/15/11	125,000	136,802
FirstEnergy Corp., Series B
6.450%, due 11/15/11	175,000	182,556
FleetBoston Financial Corp.
7.375%, due 12/01/09	55,000	58,552
Ford Motor Credit Co.
5.800%, due 01/12/09	1,725,000	1,642,228
General Electric Capital Corp.
6.000%, due 06/15/12	780,000	810,418
6.750%, due 03/15/32	95,000	108,589
General Motors Acceptance Corp.
6.875%, due 09/15/11	345,000	343,172
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	505,000	535,235
HSBC Finance Corp.
6.750%, due 05/15/11	225,000	238,455
ICI Wilmington, Inc.
4.375%, due 12/01/08	165,000	161,263
International Lease Finance Corp.
3.500%, due 04/01/09	190,000	182,201
John Deere Capital Corp.
7.000%, due 03/15/12	115,000	124,124
JPMorgan Chase & Co.
6.750%, due 02/01/11	185,000	195,643
Kinder Morgan Energy Partners LP
5.125%, due 11/15/14	140,000	133,074
5.800%, due 03/15/35	215,000	195,590
Kraft Foods, Inc.
5.625%, due 11/01/11	165,000	166,707
Kroger Co.
7.500%, due 04/01/31	35,000	38,708
Lockheed Martin Corp., 144A
6.150%, due 09/01/36	75,000	78,592
Miller Brewing Co., 144A
5.500%, due 08/15/13	165,000	163,445
Morgan Stanley
6.750%, due 04/15/11	435,000	459,898
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	105,000	134,232
News America, Inc.
6.200%, due 12/15/34	50,000	47,756
Norfolk Southern Corp.
5.257%, due 09/17/14	45,000	44,731
Pacific Gas & Electric Co.
6.050%, due 03/01/34	75,000	75,436
PPL Capital Funding Trust I
4.330%, due 03/01/09	65,000	63,257
PPL Energy Supply LLC, Series A
6.400%, due 11/01/11	100,000	103,714
Progress Energy, Inc.
7.000%, due 10/30/31	60,000	67,170
Prologis REIT
5.625%, due 11/15/15	80,000	79,369
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	210,000	215,775
Residential Capital Corp.
6.125%, due 11/21/08	205,000	205,802
Safeway, Inc.
7.250%, due 02/01/31	35,000	37,466
Sprint Capital Corp.
8.750%, due 03/15/32	155,000	189,022
Time Warner, Inc.
7.625%, due 04/15/31	70,000	77,327
TXU Energy Co. LLC
7.000%, due 03/15/13	85,000	89,240
U.S. Bank N.A.
6.375%, due 08/01/11	70,000	73,468
UnitedHealth Group, Inc.
5.800%, due 03/15/36	125,000	122,745
Valero Energy Corp.
7.500%, due 04/15/32	130,000	150,593
Verizon New York, Inc., Series B
7.375%, due 04/01/32	235,000	244,949
Wachovia Bank N.A.
7.800%, due 08/18/10	245,000	266,264
Washington Mutual Preferred Funding Delaware, 144A † (b)
6.534%, due 03/15/11	200,000	196,480
Waste Management, Inc.
7.375%, due 08/01/10	85,000	91,107
Wells Fargo Bank N.A.
6.450%, due 02/01/11	360,000	378,059
Wyeth
5.500%, due 03/15/13	75,000	75,346
Xcel Energy, Inc.
7.000%, due 12/01/10	85,000	90,097

Total US Corporate Bonds (Cost $13,334,867)		13,425,224

Asset-Backed Securities — 4.80%
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A †
5.750%, due 12/25/32	13,702	13,751
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A †
5.670%, due 06/25/33	174,239	174,897
First National Master Note Trust, 03-2, Class C
3.700%, due 04/15/09	755,000	753,372
Green Tree Financial Corp., 96-4, Class A6
7.400%, due 06/15/27	234,329	243,768
GSAMP Trust, 06-S2, Class A3 (a)
5.628%, due 01/25/36	1,000,000	1,001,771
GSAMP Trust, 06-S3, Class A2 (a)
5.769%, due 05/25/36	750,000	748,942
Massachusetts RRB Special Purpose Trust, 99-1, Class A5
7.030%, due 03/15/12	290,000	303,120
Providian Gateway Master Trust, 04-AA, Class D, 144A †
7.180%, due 03/15/11	200,000	201,469
Structured Asset Securities Corp., 03-AL2, Class A, 144A
3.357%, due 01/25/31	137,846	128,742
WFS Financial Owner Trust, 04-3, Class D
4.070%, due 02/17/12	145,453	143,892

Total Asset-Backed Securities (Cost $3,732,398)		3,713,724

Commercial Mortgage-Backed Securities — 8.12%
Asset Securitization Corp., 95-MD4, Class A3 †
7.384%, due 08/13/29	850,000	864,245
Bear Stearns Commercial Mortgage Securities, 00-WF2, Class A2
7.320%, due 10/15/32	160,000	171,095
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class G, 144A †
6.280%, due 09/15/18	500,000	500,308
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	123,633	124,530
GS Mortgage Securities Corp. II, 06-CC1, Class A, 144A †
5.522%, due 03/21/46	1,025,000	1,018,584
GS Mortgage Securities Corp. II, 06-RR2, Class A1, 144A †
5.816%, due 06/23/46	875,000	884,784
Host Marriott Pool Trust, 99-HMTA, Class A, 144A
6.980%, due 08/03/15	128,266	131,383
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	320,000	340,358
Host Marriott Pool Trust, 99-HMTA, Class D, 144A
7.970%, due 08/03/15	230,000	245,798
Host Marriott Pool Trust, 99-HMTA, Class E, 144A
8.070%, due 08/03/15	200,000	214,074
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1
6.410%, due 06/15/31	19,826	19,821
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1, 144A
3.890%, due 05/28/40	368,774	362,681
Morgan Stanley Capital I, 03-T11, Class A4
5.150%, due 06/13/41	820,000	814,594
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1
6.960%, due 10/15/33	33,128	33,413
Salomon Brothers Mortgage Securities VII, 00-C1, Class A2
7.520%, due 12/18/09	250,000	265,271
TIAA Retail Commercial Trust, 01- C1A, Class A2, 144A
6.300%, due 06/19/21	286,411	289,863

Total Commercial Mortgage-Backed Securities (Cost $6,436,056)		6,280,802

Mortgage & Agency Debt Securities — 47.78%
Adjustable Rate Mortgage Trust, 06-1, Class 5A1 †
6.111%, due 03/25/36	918,502	926,466
Bear Stearns Alt-A Trust, 06-2, Class 22A1 †
5.991%, due 03/25/36	914,894	923,042
C.S. First Boston Mortgage Securities Corp., 01-26, Class 5A1 †
7.363%, due 11/25/31	52,272	52,090
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	69,647	70,363
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	237,145	237,928
C.S. First Boston Mortgage Securities Corp., 05-9, Class 3A1
6.000%, due 10/25/35	797,853	797,598
Citicorp Mortgage Securities, Inc., 94-3, Class A13
6.500%, due 02/25/24	150,267	149,775
Countrywide Alternative Loan Trust, 04-J8, Class 2A1
7.000%, due 08/25/34	154,696	155,001
Countrywide Home Loan Mortgage Pass Through Trust, 06-HYB1, Class 1A1 †
5.398%, due 03/20/36	753,163	750,709
Federal Home Loan Bank
5.000%, due 10/02/09	795,000	796,113
5.625%, due 06/13/16	505,000	520,594
Federal Home Loan Mortgage Corp.
4.611%, due 12/01/34 †	687,132	676,082
5.750%, due 06/27/16	505,000	526,265
Federal Home Loan Mortgage Corp., Gold
5.500%, due 09/01/17	158,768	159,077
5.500%, due 01/01/18	66,865	66,995
5.500%, due 12/01/18	782,738	784,262
5.500%, due 07/01/19	583,250	583,658
5.500%, due 06/01/20	798,605	798,459
5.500%, due 12/01/33	296,789	293,530
6.000%, due 10/01/29	50,989	51,542
6.000%, due 12/01/30	269,491	272,264
6.500%, due 04/01/29	8,988	9,211
6.500%, due 06/01/29	84,165	86,256
6.500%, due 09/01/29	27,149	27,828
6.500%, due 11/01/29	412,345	422,680
6.500%, due 03/01/32	23,240	23,768
6.500%, due 11/01/32	1,390,460	1,421,712
7.000%, due 07/01/32	379,453	390,928
7.500%, due 05/01/24	9,498	9,876
8.000%, due 09/01/25	888	935

8.000%, due 11/01/27	14,453	15,232
Federal Home Loan Mortgage Corp., REMIC, 1595, Class D
7.000%, due 10/15/13	41,547	42,068
Federal Home Loan Mortgage Corp., REMIC, 2148, Class ZA
6.000%, due 04/15/29	388,058	386,981
Federal Home Loan Mortgage Corp., REMIC, 2532, Class PD
5.500%, due 06/15/26	432,518	431,723
Federal Home Loan Mortgage Corp., REMIC, 3114, Class KC
5.000%, due 02/15/30	1,000,000	968,703
Federal Home Loan Mortgage Corp., REMIC, 3149, Class PC
6.000%, due 10/15/31	950,000	964,522
Federal Home Loan Mortgage Corp., REMIC, 3164, Class NC
6.000%, due 12/15/32	750,000	762,200
Federal Home Loan Mortgage Corp., REMIC, 3178, Class MC
6.000%, due 04/15/32	750,000	758,760
Federal National Mortgage Association
3.875%, due 07/15/08	865,000	848,687
4.125%, due 05/15/10	850,000	828,354
4.250%, due 08/15/10	770,000	752,514
4.375%, due 03/15/13	1,190,000	1,152,276
4.625%, due 06/01/10	705,000	696,900
4.739%, due 03/01/35 †	1,490,118	1,470,415
5.200%, due 11/08/10	965,000	961,145
5.500%, due 01/01/09	11,135	11,109
5.500%, due 12/01/17	665,142	666,619
5.500%, due 02/01/18	477,498	478,558
5.500%, due 07/01/18	514,679	515,571
5.500%, due 11/01/23	73,755	72,972
5.500%, due 12/01/23	756,540	752,913
5.500%, due 03/01/33	324,867	321,167
5.500%, due 03/01/33	65,846	65,054
6.000%, due 06/01/23	10,064	10,195
6.000%, due 03/01/28	20,847	21,061
6.000%, due 03/01/29	27,341	27,622
6.000%, due 05/01/29	11,885	12,007
6.000%, due 06/01/31	40,736	41,136
6.000%, due 06/01/33	119,220	120,032
6.070%, due 05/12/16	555,000	560,947
6.250%, due 02/01/11	845,000	883,481
6.500%, due 08/01/16	271,929	278,004
6.500%, due 08/01/28	12,186	12,486
6.500%, due 09/01/28	5,944	6,090
6.500%, due 11/01/28	596,961	611,635
6.500%, due 06/01/29	234,328	240,102
6.500%, due 12/01/29	1,358,184	1,391,533
6.500%, due 05/01/30	106,634	109,255
6.500%, due 10/01/30	94,795	97,131
6.500%, due 05/01/31	1,092,215	1,117,357
6.500%, due 11/01/31	24,375	24,922
7.000%, due 05/01/26	11,291	11,654
7.000%, due 11/01/31	28,109	28,939
7.000%, due 04/01/32	51,885	53,402
7.000%, due 04/01/32	33,511	34,491
7.500%, due 05/01/31	17,830	18,447
8.000%, due 11/01/22	2,855	3,014
8.000%, due 09/01/27	6,939	7,343
9.500%, due 11/01/09	45,752	47,394
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	146,116	151,472
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3 †
7.500%, due 06/19/30	70,883	73,665
Federal National Mortgage Association Grantor Trust, REMIC, 01-T10, Class A2
7.500%, due 12/25/41	134,682	140,182
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	1,836	1,996
Federal National Mortgage Association Whole Loan, REMIC, 03-W6, Class 6A †
5.564%, due 08/25/42	134,383	137,831
Government National Mortgage Association
5.125%, due 12/20/29 †	117,474	118,271
6.000%, due 12/20/28	165,496	167,618
6.000%, due 01/15/29	55,907	56,702
6.000%, due 02/20/29	69,095	69,927
6.000%, due 07/15/29	102,178	103,631
6.000%, due 08/20/29	19,135	19,365
6.000%, due 09/20/29	10,001	10,121
6.500%, due 08/15/27	1,307	1,344
6.500%, due 01/15/29	4,509	4,638
6.500%, due 05/15/29	8,893	9,148
6.500%, due 12/15/29	90,212	92,795
6.500%, due 04/15/31	260,992	268,160
7.000%, due 07/15/25	8,882	9,178
7.000%, due 04/15/26	21,778	22,513
7.000%, due 06/15/27	34,543	35,720
8.500%, due 12/15/17	10,497	11,219
9.500%, due 09/15/18	84,965	92,550
GSMPS Mortgage Loan Trust, 01-2, Class A, 144A
7.500%, due 06/19/32	44,125	45,900
JPMorgan Alternative Loan Trust, 06-A4, Class A7 †
6.300%, due 09/25/36	750,000	761,955
Merrill Lynch Mortgage Investors, Inc., 06-A1, Class 1A1 †
5.907%, due 03/25/36	762,518	766,658
MLCC Mortgage Investors, Inc., 03-D, Class XA1 †† (c)
1.000%, due 08/25/28	3,730,457	22,732
MLCC Mortgage Investors, Inc., 06-2, Class 4A †
5.802%, due 05/25/36	1,770,660	1,767,340
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A †
6.444%, due 09/25/34	331,060	335,302

Total Mortgage & Agency Debt Securities (Cost $37,209,995)		36,977,063

US Government Obligations — 19.83%
US Treasury Bonds
4.500%, due 02/15/36	660,000	632,414
6.250%, due 08/15/23	730,000	847,542
8.500%, due 02/15/20	1,950,000	2,657,331
8.875%, due 02/15/19	55,000	75,934
US Treasury Inflation Indexed Bonds (TIPS)
2.000%, due 07/15/14	1,273,668	1,248,294
US Treasury Notes
3.500%, due 05/31/07	1,670,000	1,653,821
3.875%, due 02/15/13	20,000	19,210
4.500%, due 02/15/16	2,470,000	2,445,204
4.625%, due 02/29/08	980,000	977,626
4.875%, due 05/31/08	2,410,000	2,414,519
4.875%, due 05/15/09	1,645,000	1,654,510
4.875%, due 04/30/11	715,000	722,960

Total US Government Obligations (Cost $15,244,663)		15,349,365

Total US Bonds (Cost $75,954,979)		75,746,178

International Bonds — 0.93%
International Corporate Bonds — 0.85%
Canada — 0.34%
Anadarko Finance Co., Series B
6.750%, due 05/01/11	125,000	131,340
Bombardier, Inc., 144A
6.300%, due 05/01/14	145,000	130,138

		261,478

Luxembourg — 0.31%
Telecom Italia Capital S.A.
5.250%, due 11/15/13	120,000	113,625
6.375%, due 11/15/33	135,000	126,254

		239,879

United Kingdom — 0.20%
Abbey National PLC
7.950%, due 10/26/29	55,000	69,222
Royal Bank of Scotland Group PLC (b)
9.118%, due 03/31/10	75,000	83,711

		152,933

Total International Corporate Bonds (Cost $663,502)		654,290

Sovereign/SupraNational Bond — 0.08%
Pemex Project Funding Master Trust
8.000%, due 11/15/11 (Cost $62,351)	60,000	65,850

Total International Bonds (Cost $725,853)		720,140

Total Bonds (Cost $76,680,832)		76,466,318

	Shares

Short-Term Investments — 0.99%
Other * — 0.64%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 5.35%	494,774	494,774

	Face
	amount

US Government Obligation — 0.35%
US Treasury Bills,
yield of 4.75%, due 01/04/07 (d)	$275,000	271,582

Total Short-Term Investments (Cost $766,116)		766,356

	Number of
	contracts

Options Purchased (e) — 0.10%
Call Options — 0.08%
5 Year US Note
Futures, strike @ 105 expiration
December 2006	77	57,750

Put Options — 0.02%
5 Year US Note
Futures, strike @ 105 expiration
December 2006	77	18,047

Total Options Purchased (Cost $84,796)		75,797

Total Investments — 99.90%
(Cost $77,531,744)		77,308,471
Cash and other assets, less liabilities — 0.10%		77,905

Net Assets — 100.00%		$77,386,376

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $77,531,744; and net unrealized depreciation consisted of:

Gross unrealized appreciation		$615,153
Gross unrealized depreciation		(838,426)

Net unrealized depreciation		$(223,273)

†	Floating rate securities — The interest rates shown are the current rates as of September 30, 2006.
††	Interest only security — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepaymets would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
(a)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.
(b)	Perpetual Bond Security. The maturity date reflects the next call date.
(c)	Security is illiquid. This security amounted to $22,732 or 0.03% of net assets.
(d)	This security was pledged to cover margin requirements for futures contracts.
(e)	Non-income producing securities.
*	Investment in affiliated mutual fund.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $5,476,187 or 7.08% of net assets.
GSAMP	Goldman Sachs Mortgage Securities Corp.
GSMPS	Goldman Sachs Mortgage Pass-through Securities Corp.
MLCC	Merrill Lynch Credit Corp.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Futures contracts
UBS U.S. Bond Relationship Fund had the following open futures contracts as of September 30, 2006:

	Expiration			Unrealized
	date	Proceeds	Value	depreciation

US Treasury note futures sale contracts:
5 Year US Treasury note, 23 contracts	December 2006	$2,426,163	$2,426,859	$ (696)

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at September 30, 2006 was $271,582.

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

Bonds
US Bonds
US Corporate Bonds
Aerospace & Defense	0.10%
Automobiles	0.51
Beverages	0.33
Capital Markets	1.55
Chemicals	0.21
Commercial Banks	1.62
Commercial Services & Supplies	0.12
Consumer Finance	1.59
Diversified Financial Services	4.68
Diversified Telecommunication Services	1.26
Electric Utilities	0.87
Food & Staples Retailing	0.10
Food Products	0.32
Health Care Providers & Services	0.16
Insurance	0.12
IT Services	0.08
Media	0.56
Multi-Utilities	0.18
Multi-Utilities & Unregulated Power	0.11
Oil & Gas	0.97
Personal Products	0.15
Pharmaceuticals	0.48
Real Estate	0.37
Road & Rail	0.32
Thrifts & Mortgage Finance	0.42
Wireless Telecommunication Services	0.17

Total US Corporate Bonds	17.35
Asset-Backed Securities	4.80
Commercial Mortgage-Backed Securities	8.12
Mortgage & Agency Debt Securities	47.78
US Government Obligations	19.83

Total US Bonds	97.88
International Bonds
International Corporate Bonds
Aerospace & Defense	0.17
Commercial Banks	0.20
Diversified Telecommunication Services	0.31
Oil & Gas	0.17

Total International Corporate Bonds	0.85
Sovereign/SupraNational Bond	0.08

Total International Bonds	0.93
Total Bonds	98.81
Short-Term Investments	0.99
Options Purchased	0.10

Total Investments	99.90
Cash and other assets, less liabilities	0.10

Net Assets	100.00%

UBS U.S. Cash Management Prime Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)

	Shares	Value

Short-Term Investment — 100.00%
Other * — 100.00%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 5.35%	657,567,221	$657,567,221

Total Investments — 100.00%
(Cost $657,567,221)		657,567,221
Cash and other assets, less liabilities — 0.00%		9,523

Net Assets — 100.00%		$657,576,744

Notes to schedule of investments
* Investment in affiliated mutual fund.

UBS U.S. Securitized Mortgage Relationship Fund
Schedule of investments — September 30, 2006 (unaudited)

	Face amount	Value

Bonds — 98.93%
US Bonds — 98.27%
Asset-Backed Securities — 6.72%
Compucredit Acquired Portfolio Voltage Master Trust, 06-1A, Class A2, 144A †
5.630%, due 09/15/18	$3,750,000	$3,750,000
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	749,754	751,781
Conseco Finance Securitizations Corp., 01-C, Class M2 †
6.480%, due 08/15/33	1,566,388	1,571,250
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A (a)
5.750%, due 12/25/32	53,460	53,651
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A (a)
5.670%, due 06/25/33	562,062	564,184
C.S. First Boston Mortgage Securities Corp., 05-AGE1, Class A2 (a)
4.640%, due 02/25/32	7,550,000	7,414,550
First Franklin Mortgage Loan Asset-Backed Certificates, 05-FFA, Class M2 (a)
5.475%, due 03/25/25	5,559,000	5,467,039
Green Tree Financial Corp., 94-5, Class A5
8.300%, due 11/15/19	647,019	671,829
Green Tree Financial Corp., 96-4, Class A6
7.400%, due 06/15/27	606,498	630,929
Green Tree Financial Corp., 99-1, Class A5
6.110%, due 09/01/23	11,335,696	11,417,796
Green Tree Financial Corp., 99-3, Class A5
6.160%, due 02/01/31	4,282,680	4,284,250
Green Tree Financial Corp., 99-3, Class A6
6.500%, due 02/01/31	2,185,000	2,193,503
Green Tree Financial Corp., 99-4, Class A5
6.970%, due 05/01/31	4,145,877	4,158,877
GSAMP Trust, 05-S2, Class B2 (a)
6.442%, due 11/25/34	2,027,399	2,011,522
GSAMP Trust, 06-S2, Class A3 (a)
5.628%, due 01/25/36	16,000,000	16,028,330
Home Equity Mortgage Trust, 05-4, Class M1 (a)
5.484%, due 01/25/36	5,000,000	4,968,037
Home Equity Mortgage Trust, 06-3, Class A2 (a)
5.594%, due 09/25/36	4,000,000	4,013,204
Irwin Home Equity, 05-C, Class 1M3 (a)
6.150%, due 04/25/30	5,000,000	4,949,071
Metris Master Trust, 04-2, Class C, 144A †
6.680%, due 10/20/10	4,000,000	4,001,876
Providian Gateway Master Trust, 04-AA, Class C, 144A †
6.230%, due 03/15/11	2,270,000	2,278,513
Providian Gateway Master Trust, 04-AA, Class D, 144A †
7.180%, due 03/15/11	3,510,000	3,535,777
Terwin Mortgage Trust, 06-1, Class 2M2, 144A (a)
4.250%, due 01/25/37	3,500,000	3,277,750
Waverly Community School, 06-1, Class A4 (a)
6.166%, due 05/25/36	9,481,000	9,588,135
Wells Fargo Home Equity Trust, 05-3, Class M8 (a)
6.730%, due 11/25/35	5,260,000	5,208,384
WFS Financial Owner Trust, 04-3, Class D
4.070%, due 02/17/12	415,581	411,122
WFS Financial Owner Trust, 05-1, Class D
4.090%, due 08/17/12	1,070,245	1,054,543

Total Asset-Backed Securities (Cost $105,011,150)		104,255,903

Collateralized Debt Obligations (b) — 1.40%
Abacus Ltd., 06-13A, Class K †
7.220%, due 09/28/46	6,000,000	6,000,000
Calculus, 06-SCREH
7.280%, due 10/18/52	4,200,000	4,200,000
G-Force CDO, Ltd., 06-1A, Class A3
5.600%, due 09/27/46	11,373,000	11,442,304

Total Collateralized Debt Obligations (Cost $21,425,160)		21,642,304

Commercial Mortgage-Backed Securities — 6.83%
Banc of America Large Loan, 05-ESHA, Class H, 144A †
6.430%, due 07/14/20	5,500,000	5,506,622
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class G, 144A †
6.280%, due 09/15/18	7,500,000	7,504,627
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class H, 144A †
6.530%, due 09/15/18	7,600,000	7,606,471
Commercial Mortgage Pass-Through Certificates, 06-CN2A, Class K, 144A †
5.756%, due 02/05/19	4,500,000	4,461,967
First Union Commercial Mortgage Trust, 99-C1, Class C †
6.665%, due 10/15/35	2,500,000	2,639,597
Four Times Square Trust, 00-4TS, Class C, 144A
7.860%, due 04/15/15	7,200,000	7,830,751
G-Force LLC, 05-RR2, Class A2, 144A
5.158%, due 12/25/39	6,000,000	5,920,312
GS Mortgage Securities Corp., II, 98-GLII, Class D †
7.191%, due 04/13/31	6,000,000	6,162,784
GS Mortgage Securities Corp., II, 06-CC1, Class A, 144A †
5.522%, due 03/21/46	19,299,000	19,178,188
GS Mortgage Securities Corp., II, 06-RR2, Class A1, 144A †
5.826%, due 06/23/46	14,455,000	14,616,626
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	5,275,000	5,610,591
Host Marriott Pool Trust, 99-HMTA, Class D, 144A
7.970%, due 08/03/15	3,460,000	3,697,662
Host Marriott Pool Trust, 99-HMTA, Class E, 144A
8.070%, due 08/03/15	3,250,000	3,478,697
Morgan Stanley Dean Witter Capital I, 01-TOP1, Class A4
6.660%, due 02/15/33	5,203,000	5,463,515
Salomon Brothers Mortgage Securities VII, 03-CDCA, Class C, 144A †
5.880%, due 02/15/15	1,805,556	1,805,861
TIAA Retail Commercial Trust, 01- C1A, Class A2, 144A
6.300%, due 06/19/21	572,822	579,727
Wachovia Bank Commercial Mortgage Trust, 02-WHL, Class L, 144A †
8.330%, due 03/15/15	4,000,000	3,999,281

Total Commercial Mortgage-Backed Securities (Cost $106,246,395)		106,063,279

Mortgage & Agency Debt Securities — 83.32%
Adjustable Rate Mortgage Trust, 05-3, Class CB1 †
4.806%, due 07/25/35	9,390,033	9,197,582
Adjustable Rate Mortgage Trust, 05-11, Class CB2 †
5.447%, due 02/25/36	4,375,854	4,281,344
Adjustable Rate Mortgage Trust, 05-12, Class CB2 †
5.741%, due 03/25/36	4,649,117	4,583,588
Adjustable Rate Mortgage Trust, 06-1, Class 5A1 †
6.117%, due 03/25/36	17,221,906	17,371,237
American Home Mortgage Investment Trust, 06-1, Class 2M1 †
5.300%, due 12/25/35	7,857,333	7,705,262
Banc of America Funding Corp., 06-H, Class 4A2 † (c)
5.900%, due 08/20/14	25,792,000	25,947,475
Banc of America Mortgage Securities, 02-K, Class 1A1 †
6.399%, due 10/20/32	2,736,362	2,752,886
Bank of America Alternative Loan Trust, 04-10, Class 2CB1
6.000%, due 11/25/34	3,481,717	3,479,799
Bank of America Alternative Loan Trust, 05-10, Class 1CB4
5.500%, due 11/25/35	2,282,776	2,275,371
Bank of America Alternative Loan Trust, 05-8, Class 2CB1
6.000%, due 09/25/35	11,458,762	11,489,408
Bear Stearns Adjustable Rate Mortgage Trust, 05-1, Class B1 †
4.883%, due 03/25/35	7,862,893	7,930,465
Bear Stearns Adjustable Rate Mortgage Trust, 05-3, Class B1 †
5.117%, due 06/25/35	7,057,645	6,939,650
Bear Stearns Alt-A Trust, 05-2, Class 2B2 †
5.245%, due 04/25/35	6,178,046	6,076,687
Bear Stearns Alt-A Trust, 06-2, Class 22A1 †
5.991%, due 03/25/36	15,576,062	15,714,786
C.S. First Boston Mortgage Securities Corp., 01-26, Class 5A1 †
7.363%, due 11/25/31	889,305	886,211
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	3,941,046	3,981,554
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	2,860,197	2,869,641
C.S. First Boston Mortgage Securities Corp., 03-27, Class 9A1
7.000%, due 11/25/33	2,162,553	2,215,811
C.S. First Boston Mortgage Securities Corp., 05-8, Class 8A1
7.000%, due 09/25/35	12,248,214	12,466,391
C.S. First Boston Mortgage Securities Corp., 05-9, Class 3A1
6.000%, due 10/25/35	3,350,980	3,349,908
C.S. First Boston Mortgage Securities Corp., 05-10, Class 10A3
6.000%, due 11/25/35	2,446,022	2,470,271
C.S. First Boston Mortgage Securities Corp., 05-11, Class 1A1
6.500%, due 12/25/35	11,397,088	11,521,749
C.S. First Boston Mortgage Securities Corp., 05-11, Class 4A1
7.000%, due 12/25/35	11,665,662	11,906,005
C.S. First Boston Mortgage Securities Corp., 05-12, Class 1A1
6.500%, due 01/25/36	12,805,117	12,981,474
Citicorp Mortgage Securities, Inc., 94-3, Class A13
6.500%, due 02/25/24	65,248	65,034
Countrywide Alternative Loan Trust, 04-J8, Class 2A1
7.000%, due 08/25/34	2,905,268	2,910,991
Countrywide Alternative Loan Trust, 04-J10, Class 4CB1
6.500%, due 10/25/34	4,899,033	4,952,448
Countrywide Alternative Loan Trust, 04-J11, Class 3A1
7.250%, due 08/25/32	1,681,896	1,705,525
Countrywide Alternative Loan Trust, 05-J2, Class 2A1
7.500%, due 12/25/34	2,172,162	2,192,940
Countrywide Alternative Loan Trust, 05-36, Class 4A2 †
5.339%, due 08/25/35	3,783,797	3,745,729
Countrywide Alternative Loan Trust, 06-5T2, Class A3
6.000%, due 04/25/36	1,342,655	1,354,068
Countrywide Alternative Loan Trust, 06-19CB, Class A24
6.000%, due 08/25/36	7,307,246	7,275,277
Countrywide Home Loan Mortgage Pass Through Trust, 06-HYB1, Class 1A1 †
5.400%, due 03/20/36	13,291,107	13,247,807
Credit Suisse Mortgage Capital Certificates, 06-2, Class 3A1
6.500%, due 03/25/36	16,139,409	16,356,000
Credit Suisse Mortgage Capital Certificates, 06-4, Class 8A1
7.000%, due 05/25/36	15,664,697	16,030,919
Federal Home Loan Mortgage Corp.
4.509%, due 01/01/35 †	5,822,820	5,742,105
4.510%, due 03/01/35 †	7,747,712	7,603,359
4.571%, due 11/01/34 †	4,131,492	4,065,738
4.611%, due 12/01/34 †	4,259,300	4,190,805
5.554%, due 04/01/36 †	2,584,247	2,564,804
5.685%, due 02/01/36 †	7,587,698	7,582,485
5.819%, due 11/01/35 †	11,282,261	11,343,303
5.949%, due 02/01/36 †	8,899,709	9,006,636
6.699%, due 03/01/30 †	1,057,567	1,073,670
Federal Home Loan Mortgage Corp. Strip †† (d)
4.500%, due 10/01/35	10,039,513	2,443,994
6.500%, due 08/01/28	3,080,034	686,828
6.500%, due 06/01/31	3,683,070	811,554
Federal Home Loan Mortgage Corp. Strip ††† (d)
0.000%, due 01/01/32	2,745,814	2,178,112
0.000%, due 11/01/33	8,866,689	6,357,167
0.000%, due 02/01/35	8,163,215	6,359,756
Federal Home Loan Mortgage Corp. Structured Pass Through Securities, REMIC, T-42, Class A5
7.500%, due 02/25/42	4,194,131	4,353,302
Federal Home Loan Mortgage Corp., REMIC, 1595, Class D
7.000%, due 10/15/13	160,720	162,737
Federal Home Loan Mortgage Corp., REMIC, 2148, Class ZA
6.000%, due 04/15/29	7,483,976	7,463,210
Federal Home Loan Mortgage Corp., REMIC, 2178, Class PB
7.000%, due 08/15/29	2,626,859	2,708,470
Federal Home Loan Mortgage Corp., REMIC, 2297, Class NB
6.000%, due 03/15/16	256,189	260,189
Federal Home Loan Mortgage Corp., REMIC, 2426, Class GH
6.000%, due 08/15/30	1,707,849	1,714,705
Federal Home Loan Mortgage Corp., REMIC, 2430, Class UC
6.000%, due 09/15/16	1,362,333	1,374,418
Federal Home Loan Mortgage Corp., REMIC, 2773, Class EW †† (d)
4.500%, due 05/15/10	3,496,361	47,712
Federal Home Loan Mortgage Corp., REMIC, 2978, Class JD
5.500%, due 08/15/31	11,000,000	10,943,502
Federal Home Loan Mortgage Corp., REMIC, 3005, Class U1 †† (d)
0.750%, due 06/15/31	24,476,423	544,116
Federal Home Loan Mortgage Corp., REMIC, 3033, Class OI †† (d)
5.500%, due 10/15/22	7,908,387	428,863
Federal Home Loan Mortgage Corp., REMIC, 3036, Class NC
5.000%, due 03/15/31	10,581,000	10,320,813
Federal Home Loan Mortgage Corp., REMIC, 3062, Class HD
5.000%, due 06/15/31	11,000,000	10,711,262
Federal Home Loan Mortgage Corp., REMIC, 3067, Class PH
5.500%, due 05/15/29	5,000,000	5,000,000
Federal Home Loan Mortgage Corp., REMIC, 3081, Class CN
5.500%, due 09/15/30	9,571,000	9,490,664
Federal Home Loan Mortgage Corp., REMIC, 3114, Class KC
5.000%, due 02/15/30	18,000,000	17,436,661
Federal Home Loan Mortgage Corp., REMIC, 3149, Class PC
6.000%, due 10/15/31	10,641,000	10,803,656
Federal Home Loan Mortgage Corp., REMIC, 3164, Class NC
6.000%, due 12/15/32	17,270,000	17,550,917
Federal Home Loan Mortgage Corp., REMIC, 3192, Clas GC
6.000%, due 01/15/33	21,331,772	21,616,154
Federal Home Loan Mortgage Corp., Gold
5.500%, due 08/01/14	6,025,790	6,041,828
5.500%, due 09/01/17	60,128	60,245
5.500%, due 12/01/17	394,734	395,503
5.500%, due 01/01/18	231,937	232,389
5.500%, due 04/01/18	186,652	186,950
5.500%, due 11/01/18	8,718,826	8,735,803
5.500%, due 07/01/19	245,388	245,560
5.500%, due 06/01/20	399,303	399,230
5.500%, due 11/01/23	8,088,511	8,058,150
5.500%, due 02/01/24	7,296,990	7,263,098
6.000%, due 12/01/13	941,231	949,167
6.000%, due 12/01/17	198,863	201,740
6.000%, due 05/01/21	6,492,005	6,590,607
6.000%, due 10/01/22	6,190,185	6,278,793
6.000%, due 04/01/23	1,635,408	1,657,560
6.000%, due 03/01/29	194,558	196,582
6.000%, due 08/01/29	5,480,507	5,539,955
6.000%, due 10/01/29	3,795,044	3,836,210
6.000%, due 12/01/30	2,887,405	2,917,117
6.000%, due 03/01/31	31,386	31,713
6.000%, due 03/01/32	2,188,753	2,208,352
6.000%, due 01/01/34	2,964,378	2,984,402
6.500%, due 01/01/29	658,866	675,380
6.500%, due 02/01/29	10,228,228	10,484,041
6.500%, due 04/01/29	7,323	7,505
6.500%, due 06/01/29	927,124	950,153
6.500%, due 07/01/29	1,138,929	1,167,475
6.500%, due 09/01/29	2,116,905	2,169,837
6.500%, due 11/01/29	323,985	332,105
6.500%, due 03/01/32	3,963,596	4,053,719
6.500%, due 10/01/32	5,355,281	5,475,645
6.500%, due 11/01/32	306,761	313,656
7.000%, due 07/01/12	340,560	348,354
7.000%, due 04/01/32	2,382,266	2,454,310
7.000%, due 07/01/32	3,650,797	3,761,204
7.000%, due 02/01/36	1,998,999	2,053,196
7.500%, due 08/01/09	16,237	16,417
7.500%, due 07/01/11	420,099	432,136
7.500%, due 02/01/24	1,209,893	1,257,286
7.500%, due 05/01/24	1,007,103	1,047,166
8.000%, due 07/01/25	146,274	154,155
8.000%, due 11/01/27	145,883	153,743
8.000%, due 01/01/30	44,061	46,367
8.000%, due 02/01/34	2,602,327	2,738,523
Federal National Mortgage Association
5.000%, TBA	25,000,000	24,562,500
4.230%, due 03/01/34 †	1,939,036	1,910,180
4.542%, due 12/01/34 †	5,803,403	5,737,269
4.580%, due 02/01/35 †	3,415,135	3,362,466
4.674%, due 03/01/35 †	4,648,125	4,605,185
4.674%, due 04/01/35 †	7,691,526	7,618,916
4.739%, due 03/01/35 †	370,438	365,540
4.877%, due 05/01/35 †	531,554	528,205
4.901%, due 04/01/33 †	2,594,656	2,561,134
5.000%, due 10/01/10	795,110	789,838
5.009%, due 06/01/35 †	419,155	417,825
5.094%, due 01/01/35 †	5,130,851	5,091,987
5.500%, due 12/01/17	11,573,479	11,599,180
5.500%, due 09/01/19	9,414,197	9,421,896
5.500%, due 01/01/23	3,719,112	3,703,664
5.500%, due 02/01/23	8,021,101	7,982,642
5.500%, due 07/01/23	7,485,867	7,449,975
5.500%, due 11/01/23	177,738	175,851
5.500%, due 02/01/24	8,516,580	8,475,746
5.500%, due 04/01/24	5,112,653	5,083,589
5.500%, due 03/01/33	131,692	130,109
5.500%, due 06/01/33	14,067,820	13,930,924
5.500%, due 07/01/33	8,704,905	8,600,262
5.500%, due 10/01/33	4,044,125	3,995,510
5.500%, due 11/01/34	4,273,193	4,218,057
5.668%, due 02/01/36 †	7,429,210	7,501,180
6.000%, due 03/01/12	1,086,817	1,104,278
6.000%, due 07/01/17	556,764	565,475
6.000%, due 08/01/17	73,595	74,741
6.000%, due 12/01/17	7,060,822	7,170,786
6.000%, due 04/01/18	1,983,127	2,014,243
6.000%, due 02/01/19	2,396,596	2,436,092
6.000%, due 01/01/20	2,914,970	2,959,496
6.000%, due 02/01/20	1,783,295	1,810,535
6.000%, due 02/01/22	1,908,129	1,934,114
6.000%, due 06/01/23	1,891,344	1,916,043
6.000%, due 01/01/24	1,759,913	1,776,760
6.000%, due 03/01/28	1,381,215	1,395,397
6.000%, due 12/01/28	682,718	689,728
6.000%, due 02/01/29	547,408	553,029
6.000%, due 03/01/29	979,940	990,002
6.000%, due 04/01/29	1,877,304	1,895,736
6.000%, due 05/01/29	916,604	926,015
6.000%, due 07/01/29	2,838,472	2,867,763
6.000%, due 12/01/29	4,542,254	4,588,892
6.000%, due 06/01/31	951,898	961,244
6.000%, due 06/01/33	85,157	85,737
6.000%, due 11/01/34	6,708,191	6,749,420
6.000%, due 01/01/35	4,133,355	4,158,759
6.500%, due 12/01/14	2,243,301	2,293,728
6.500%, due 04/01/16	1,091,531	1,122,614
6.500%, due 08/01/16	135,076	138,094
6.500%, due 06/01/17	2,432,577	2,486,918
6.500%, due 10/01/18	283,266	284,094
6.500%, due 10/01/27	3,161,131	3,238,814
6.500%, due 08/01/28	977,028	1,001,045
6.500%, due 09/01/28	60,852	62,348
6.500%, due 12/01/28	2,797,516	2,866,284
6.500%, due 01/01/29	520,531	533,323
6.500%, due 04/01/29	2,948,100	3,020,645
6.500%, due 06/01/29	2,934,034	3,006,324
6.500%, due 07/01/29	405,690	415,686
6.500%, due 08/01/29	1,380,609	1,414,625
6.500%, due 12/01/29	11,179,154	11,453,644
6.500%, due 05/01/30	95,970	98,329
6.500%, due 10/01/30	1,951,252	1,999,328
6.500%, due 07/01/31	146,727	150,022
6.500%, due 11/01/31	71,367	72,969
6.500%, due 04/01/32	5,460,727	5,581,222
7.000%, due 04/01/18	161,037	161,709
7.000%, due 05/01/26	734,671	758,298
7.000%, due 03/01/31	306,079	315,923
7.000%, due 11/01/31	1,317,567	1,356,489
7.000%, due 04/01/32	3,623,283	3,729,194
7.000%, due 06/01/32	770,921	792,138
7.000%, due 10/01/33	1,318,664	1,353,748
7.000%, due 01/01/34	1,643,029	1,688,112
7.500%, due 03/01/16	407,051	423,983
7.500%, due 02/01/27	531,577	552,037
7.500%, due 05/01/31	202,079	209,077
8.000%, due 11/01/22	473,221	499,616
9.500%, due 11/01/09	524,803	543,643
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	1,084,595	1,124,348
Federal National Mortgage Association Grantor Trust, 01-T3, Class A1
7.500%, due 11/25/40	316,949	325,698
Federal National Mortgage Association Grantor Trust, 01-T4, Class A1
7.500%, due 07/25/41	2,526,136	2,623,616
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3 †
7.500%, due 06/19/30	1,992,221	2,070,404
Federal National Mortgage Association Grantor Trust, REMIC, 01-T10, Class A2
7.500%, due 12/25/41	4,063,966	4,229,935
Federal National Mortgage Association Grantor Trust, 02-T19, Class A1
6.500%, due 07/25/42	1,318,194	1,344,997
Federal National Mortgage Association Interest Strip †† (d)
5.000%, due 08/01/35	17,330,963	4,224,422
5.500%, due 02/01/33	22,848,427	4,915,179
5.500%, due 02/01/36	10,678,979	2,497,371
6.000%, due 05/01/29	8,228,531	1,817,455
6.000%, due 10/01/35	8,082,491	1,556,052
6.500%, due 11/01/31	1,343,363	312,335
6.500%, due 10/01/35	5,508,672	1,067,892
Federal National Mortgage Association Interest Strip ††† (d)
0.000%, due 02/01/32	2,693,775	2,128,930
0.000%, due 04/01/32	2,440,324	1,927,342
0.000%, due 07/01/32	2,862,969	2,281,296
0.000%, due 01/01/33	13,360,723	10,015,450
0.000%, due 09/01/33	16,605,266	12,001,091
0.000%, due 12/01/33	5,370,477	4,157,417
0.000%, due 03/01/34	6,510,656	4,888,934
0.000%, due 08/01/34	10,254,334	7,692,564
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	236,685	257,344
Federal National Mortgage Association Whole Loan, 01-W3, Class A
7.000%, due 09/25/41	2,873,834	2,948,734
Federal National Mortgage Association Whole Loan, REMIC, 02-W1, Class 2A
7.500%, due 02/25/42	420,662	437,008
Federal National Mortgage Association Whole Loan, REMIC, 03-W6, Class 6A †
5.564%, due 08/25/42	1,775,179	1,820,733
Federal National Mortgage Association Whole Loan, REMIC, 04-W1, Class 3A †
5.523%, due 01/25/43	2,529,700	2,621,105
Federal National Mortgage Association Whole Loan, REMIC, 04-W8, Class 3A
7.500%, due 06/25/44	3,721,163	3,894,535
Federal National Mortgage Association Whole Loan, REMIC, 04-W12, Class 1A3
7.000%, due 07/25/44	2,135,011	2,178,254
Federal National Mortgage Association Whole Loan, REMIC, 04-W15, Class 1A3
7.000%, due 08/25/44	2,152,504	2,227,713
Federal National Mortgage Association, REMIC, 93-106, Class Z
7.000%, due 06/25/13	94,495	97,567
Federal National Mortgage Association, REMIC, 97-M3, Class Z †
7.011%, due 03/17/20	5,420,665	5,459,402
Federal National Mortgage Association, REMIC, 98-73, Class MZ
6.300%, due 10/17/38	8,016,599	8,382,647
Federal National Mortgage Association, REMIC, 02-53, Class PD
6.000%, due 01/25/32	3,003,768	3,063,714
Federal National Mortgage Association, REMIC 03-14, Class BI †† (d)
6.000%, due 10/25/14	1,268,004	120,815
Federal National Mortgage Association, REMIC 03-22, Class MI †† (d)
6.500%, due 04/25/33	3,791,688	847,948
Federal National Mortgage Association, REMIC 03-44, Class IO †† (d)
6.500%, due 06/25/33	5,225,645	1,197,029
Federal National Mortgage Association, REMIC, 05-56, Class PO ††† (d)
0.000%, due 07/25/35	3,206,902	2,529,891
Federal National Mortgage Association, REMIC, 05-86, Class AI †† (d)
6.000%, due 10/25/35	9,795,634	2,177,141
Federal National Mortgage Association, REMIC, 05-109, Class PB
6.000%, due 01/25/34	12,000,000	12,257,116
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1 †
5.325%, due 09/25/34	3,460,920	3,459,252
First Horizon Asset Securities, Inc., 04-FL1, Class 1A1 †
5.600%, due 02/25/35	769,423	769,923
GMAC Mortgage Corp. (d) (e)
11.625%, due 10/01/12	15,632	15,632
GMAC Mortgage Corp. Loan Trust, 06-AR2, Class 3A1 †
6.072%, due 05/19/36	17,022,719	17,277,064
Government National Mortgage Association
5.125%, due 10/20/29 †	26,594	26,774
5.125%, due 12/20/29 †	54,163	54,530
6.000%, due 09/20/28	458,085	463,958
6.000%, due 11/20/28	158,533	160,565
6.000%, due 12/20/28	83,266	84,334
6.000%, due 01/15/29	35,780	36,289
6.000%, due 02/20/29	2,130,521	2,156,162
6.000%, due 04/20/29	382,858	387,466
6.000%, due 05/20/29	2,420,853	2,449,989
6.000%, due 06/20/29	179,833	181,997
6.000%, due 07/15/29	2,605,778	2,642,820
6.000%, due 08/20/29	149,170	150,965
6.000%, due 09/20/29	427,703	432,851
6.000%, due 08/20/33	2,215,569	2,240,463
6.000%, due 02/20/34	2,956,015	2,985,081
6.500%, due 10/15/24	804,239	825,930
6.500%, due 08/15/27	176,163	181,153
6.500%, due 11/15/27	1,339,759	1,377,709
6.500%, due 03/15/28	55,244	56,829
6.500%, due 10/15/28	875,583	900,699
6.500%, due 11/15/28	346,977	356,930
6.500%, due 01/15/29	40,865	42,035
6.500%, due 05/15/29	793,162	815,877
6.500%, due 12/15/29	59,557	61,263
6.500%, due 04/15/31	1,041,738	1,070,350
6.500%, due 09/15/32	431,516	443,183
7.000%, due 03/15/12	716,457	735,900
7.000%, due 07/15/25	1,186,060	1,225,628
7.000%, due 04/15/26	347,595	359,328
7.000%, due 06/15/27	63,501	65,665
7.000%, due 08/20/29	403,117	414,941
7.000%, due 07/15/31	494,564	510,814
7.500%, due 06/15/27	95,276	99,392
8.000%, due 09/15/17	1,394,081	1,469,765
8.000%, due 11/15/20	257,949	273,260
8.000%, due 12/15/22	55,112	58,431
8.000%, due 12/15/23	272,283	288,024
8.500%, due 12/15/17	1,394,563	1,490,474
Government National Mortgage Association, REMIC, 02-23, Class PD
6.500%, due 06/16/31	1,037,523	1,046,209
GSMPS Loan Trust, 01-2, Class A, 144A
7.500%, due 06/19/32	438,434	456,075
GSMPS Loan Trust, 04-4, Class 1AF, 144A †
5.730%, due 06/25/34	4,527,176	4,549,745
GSR Mortgage Loan Trust, 05-4F, Class 3A1
6.500%, due 04/25/20	7,829,998	8,049,065
Homebanc Mortgage Trust, 04-1, Class 2A (a)
5.760%, due 08/25/29	2,172,027	2,175,241
Indymac Index Mortgage Loan Trust, 04-AR4, Class B1 †
4.736%, due 08/25/34	9,747,005	9,581,998
Indymac Index Mortgage Loan Trust, 04-AR6, Class 1A †
5.475%, due 10/25/34	3,564,610	3,635,359
Indymac Index Mortgage Loan Trust, 05-AR1, Class B1 †
5.298%, due 03/25/35	7,928,538	7,952,800
Indymac Index Mortgage Loan Trust, 05-AR3, Class B1 †
5.437%, due 04/25/35	7,486,266	7,528,024
Indymac Index Mortgage Loan Trust, 05-AR7, Class 7A1 †
5.398%, due 06/25/35	8,082,623	8,075,909
JPMorgan Alternative Loan Trust, 05-S1, Class 1A10
6.500%, due 12/25/35	3,778,291	3,830,206
JPMorgan Alternative Loan Trust, 05-S1, Class 1A5
6.000%, due 12/25/35	5,370,702	5,377,894
JPMorgan Alternative Loan Trust, 06-A4, Class A7 †
6.300%, due 09/25/36	14,000,000	14,223,160
JPMorgan Alternative Loan Trust, 06-S1, Class 1A19
6.500%, due 03/25/36	13,022,563	13,200,690
Lehman Mortgage Trust, 06-1, Class 3A5
5.500%, due 02/25/36	6,942,000	6,823,765
Lehman XS Trust, 05-8, Class 2A3 (a)
6.000%, due 12/25/35	16,000,000	15,869,058
Merrill Lynch Mortgage Investors, Inc., 06-A1, Class 1A1 †
5.907%, due 03/25/36	16,944,837	17,036,842
MLCC Mortgage Investors, Inc., 03-D, Class XA1 †† (d)
1.000%, due 08/25/28	77,388,102	471,584
MLCC Mortgage Investors, Inc., 04-E, Class XA †† (d)
1.363%, due 11/25/29	95,044,403	1,180,630
MLCC Mortgage Investors, Inc., 06-2, Class 4A †
5.802%, due 05/25/36	18,874,302	18,838,913
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A †
6.444%, due 09/25/34	5,655,604	5,728,069
Morgan Stanley Morgage Loan Trust, 06-1AR, Class 2A †
6.041%, due 02/25/36	13,070,069	13,232,169
Morgan Stanley Morgage Loan Trust, 06-7, Class 4A4
6.000%, due 06/25/36	6,774,726	6,846,292
RAAC Series, 04-SP2, Class A1 †
6.012%, due 01/25/17	4,771,980	4,841,108
Residential Accredit Loans, Inc., 03-QS17, Class NB2
8.000%, due 09/25/33	2,030,638	2,117,869
Residential Accredit Loans, Inc., 06-QS5, Class A6
6.000%, due 05/25/36	6,000,000	6,007,131
Residential Funding Mortgage Securitization I, 05-SA2, Class M1 †
4.982%, due 06/25/35	6,244,461	6,167,692
Sequoia Mortgage Trust, 04-11, Class XAI †† (d)
0.763%, due 12/20/34	60,332,255	803,644
Structured Adjustable Rate Mortgage Loan Trust, 05-7, Class B11 †
5.438%, due 04/25/35	8,976,278	8,895,474
Structured Adjustable Rate Mortgage Loan Trust, 05-11, Class B1 †
5.426%, due 05/25/35	9,961,682	9,863,370
Structured Adjustable Rate Mortgage Loan Trust, 05-17, Class 4AX †† (d)
5.500%, due 08/25/35	5,407,061	878,647
Structured Adjustable Rate Mortgage Loan Trust, 06-5, Class 5A3 †
5.584%, due 06/25/36	5,000,000	4,945,375
Structured Adjustable Rate Mortgage Loan Trust, 06-5, Class B1I †
6.435%, due 06/25/36	1,507,420	1,544,685
Structured Adjustable Rate Mortgage Loan Trust, 06-5, Class B2I †
6.435%, due 06/25/36	2,648,105	2,684,487
Structured Asset Mortgage Investments, Inc., 04-AR8, Class X1 †† (d)
1.077%, due 05/19/35	59,736,189	1,054,717
Structured Asset Securities Corp., 02-23XS, Class A7 (a)
6.080%, due 11/25/32	17,391,000	17,257,021
Structured Asset Securities Corp., 04-5H, Class A3
5.500%, due 12/25/33	10,000,000	9,966,051
Structured Asset Securities Corp., 04-20, Class 4A1
6.000%, due 11/25/34	6,128,368	6,133,091
TBW Mortgage Backed Pass Through Certificates, 06-1, Class 6A1
6.500%, due 04/25/36	13,326,560	13,537,346
TBW Mortgage Backed Pass Through Certificates, 06-2, Class 7A1
7.000%, due 07/25/36	2,621,786	2,700,362
Vendee Mortgage Trust, 98-2, Class 1G
6.750%, due 06/15/28	756,604	776,640
Washington Mutual MSC Mortgage, Pass-Through Certificates, 02-MS6, Class 3A1
6.500%, due 09/25/32	149,604	148,726
Washington Mutual, 06-AR8, Class 1A1 †
5.941%, due 08/25/46	4,281,558	4,284,067
Wells Fargo Mortgage Backed Securities Trust, 03-18, Class A2
5.250%, due 12/25/33	3,453,504	3,321,193
Wells Fargo Mortgage Backed Securities Trust, 04-1, Class 1A1 †
3.379%, due 07/25/34	3,366,768	3,383,032
Wells Fargo Mortgage Backed Securities Trust, 05-AR5, Class B1 †
5.048%, due 04/25/35	7,724,789	7,512,357

Total Mortgage & Agency Debt Securities (Cost $1,311,469,516)		1,292,699,126

Total US Bonds (Cost $1,544,152,221)		1,524,660,612

International Bonds — 0.66%
International Asset-Backed Securities — 0.66%
Mound Financing PLC, 4A, Class 2C, 144A (a)
6.079%, due 02/08/42	7,500,000	7,530,645
Paragon Mortgages PLC, 7A, Class B1A, 144A †
6.155%, due 05/15/43	2,650,000	2,654,208

Total International Bonds (Cost $10,150,000)		10,184,853

Total Bonds (Cost $1,554,302,221)		1,534,845,465

	Shares

Short-Term Investment — 3.05%
Other * — 3.05%
UBS Supplementary Trust — U.S. Cash Management Prime Fund,
yield of 5.35% (Cost $47,318,180)	47,318,180	47,318,180

Total Investments — 101.98%
(Cost $1,601,620,401)		1,582,163,645
Liabilities, in excess of cash and other assets — (1.98)%		(30,744,258)

Net Assets — 100.00%		$1,551,419,387

Notes to schedule of investments
Aggregate cost for federal income tax purposes which was substantially the same for book purposes, was $1,601,620,401; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$8,586,590
Gross unrealized depreciation	(28,043,346)

Net unrealized depreciation	$(19,456,756)

†	Floating rate securities — The interest rates shown are the current rates as of September 30, 2006.
††	Interest Only Security — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepaymets would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
†††	Principal Only Security — This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.
(a)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, that represent $21,642,304 or 1.40% of net assets as of September 30, 2006 are considered illiquid and restricted.
(c)	Perpetual Bond Security. The maturity date reflects the next call date.
(d)	Security is illiquid. These security amounted to $92,619,510 or 5.97% of net assets.
(e)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2006, the value of this security amounted to $15,632 or 0.00% of net assets.
TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
*	Investment in affiliated mutual fund.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $124,449,807 or 8.02% of net assets.
GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs.
GSAMP	Goldman Sachs Mortgage Securities Corp.
GSMPS	Goldman Sachs Mortgage Pass-through Securities.
GSR	Goldman Sachs Residential.
MLCC	Merrill Lynch Credit Corp.
RAAC	Redevelopment Authority of Allegheny County.
REMIC	Real Estate Mortgage Investment Conduits.
TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no efinite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
Strips	Bonds that can be subdivided into a series of zero-coupon bonds.

Restricted securities

			Acquisition		Market value
			cost as a		as a
	Acquisition	Acquisition	percentage of		percentage
Securities	dates	cost	net assets	Market value	of net assets

Abacus Ltd., 06-13A, Class K, 7.220%, due 09/28/46	08/09/06	$6,000,000	0.39%	$6,000,000	0.39%
Calculus, 06-SCREH, 7.280%, due 10/18/52	09/08/06	4,200,000	0.27	4,200,000	0.27
G-Force CDO, Ltd., 06-1A, Class A3
5.600%, due 09/27/46	08/03/06	11,225,160	0.72	11,442,304	0.74

Industry diversification (unaudited)
As a percentage of net assets
As of September 30, 2006

Bonds
US Bonds
Asset-Backed Securities	6.72%
Collateralized Debt Obligations	1.40
Commercial Mortgage-Backed Securities	6.83
Mortgage & Agency Debt Securities	83.32

Total US Bonds	98.27
International Bonds
International Asset-Backed Securities	0.66

Total Bonds	98.93
Short-Term Investment	3.05

Total Investments	101.98
Liabilities, in excess of cash and other assets	(1.98)

Net Assets	100.00%

1. Investment valuation
Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations if market prices are not readily available, or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ official closing price. Other OTC securities are valued at the last available bid price prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective investment company. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Factors that are considered in making this determination include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, such developments may be determined to be so significant that they will materially affect the value of the Fund’s securities. Some Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded on foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. Previous closing prices may be adjusted to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

2. Short sales
UBS U.S. Equity Alpha Relationship Fund (“Equity Alpha”) enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses. If Equity Alpha shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. Equity Alpha will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Equity Alpha is liable to the buyer for any dividends payable on the securities while those securities are in a short position. These dividends are booked as an expense of the Fund. Equity Alpha designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions. Effective July 1, 2006, the Fund is charged a securities loan fee equal to 0.40% of short market value in connection with short sale transactions. Prior to that date, the Fund was charged a spread over the Federal Funds rate.

2. Swap agreements

Credit default swaps
Credit default swap agreements involve commitments to pay interest and principal in the event of a default of a security. As a buyer, the Fund makes periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. Credit default swaps are marked to market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses.

If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the Fund typically receives full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk.

At September 30, 2006, the UBS Emerging Markets Debt Relationship Fund had outstanding credit default swap contracts with the following terms:

			Rate type

		Termination	Payments made	Payments received		Unrealized appreciation/
	Notional amount	dates	by the Fund	by the Fund		(depreciation)

USD	1,450,000	06/20/16	1.43%	0.00	%*	$21,374
USD	2,570,000	06/20/08	3.06%	0.00	%**	(27,999)
USD	372,000	09/20/08	2.60%	0.00	%***	14,091
USD	445,000	09/20/08	2.46%	0.00	%†	17,946
USD	745,000	09/20/09	2.85%	0.00	%††	40,992
USD	1,200,000	09/15/14	$1,202,086 @	0.00	%#	(142,006)

						$(75,602)

*	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Turkey bond 11.875% due 01/15/30
**	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Argentine Republic bond 8.28% due 12/31/33
***	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Ecuador bond 6.00% (StepUp) due 08/15/30
†	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Ecuador bond 10.00% due 08/15/30
††	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Ecuador bond 4.00% (StepUp) due 08/15/30
#	Payment from the counterparty will be received upon the occurrence of a defined risk event (ie.-not to receive any of the proceed, not capable of converting currency into U.S. Dollars, or not able to repatriate the proceeds) with the Titulos de Tesoreria bond due 09/12/14.
@	Payment made 09/15/06 to fully fund swap

Currency Type Abbreviation:
USD	United States Dollar

Total return swaps
Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses.

At September 30, 2006, UBS Emerging Markets Debt Relationship Fund had outstanding total return swap contracts with the following terms:

			Rate type

		Termination	Payments made		Payments received		Unrealized appreciation/
	Notional amount	dates	by the Fund		by the Fund		(depreciation)

EGP	750,000	10/31/06	$119,467	@		(a)	$9,629
USD	1,410,000	07/27/07	11.75	%†	5.27	%*	60,219
EUR	1,290,000	07/27/07	3.8874	%**	11.00	%††	120,191
RUB	11,100,000	10/09/07	$417,160	^	7.58	%#	31,832
RUB	28,500,000	10/17/13	$1,002,462	@@	6.20	%(b)	73,022
USD	1,000,000	09/20/16	1.90%		5.46	%***	(6,300)
BRL	1,400,000	05/15/45	$785,423	@@@	0.00	%(c)	21,908

							$310,501

*	Rate is based on 6 month LIBOR (EUR-BBA).
**	Rate is based on 12 month LIBOR (EUR-BBA).
***	Rate is based on 6 month LIBOR (USD-BBA)
†	Rate is equal to the interest amounts, if any, paid to holders of record of Government of Jamaica bond, due 05/15/11.
††	Rate is equal to the interest amounts, if any, paid to holders of record of Government of Jamaica bond, due 07/27/12.
^	Payment made 09/27/05 to fully fund swap.
#	Rate is equal to the total return of OAO Gazprom 7.58% bond, due 10/09/07.
@	Payment made 10/27/05 to fully fund swap.
@@	Payment made 11/02/05 to fully fund swap.
@@@	Payment made 02/15/06 to fully fund swap.
(a)	Payment received by the Fund will be at maturity and/or upon the occurrence of a “specified event”.
(a)	Rate is equal to the total return of the JSC VNESHTORGBANK 6.20% bond, due 10/17/13.
(b)	Rate is based on “IPCA”, the Consumer Price Index of Brazil.
LIBOR	London Interbank Offered Rate.
BBA	British Banking Association.

Currency Type Abbreviations:
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
RUB	Russian Rubble
USD	United States Dollar

Interest rate swap agreements
 The Funds may enter into interest rate swap agreements to protect them from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contracts to comply with the terms of the contracts. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds. Therefore, the Funds consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swaps. The Funds accrue interim payments on the swap contracts on a daily basis, with the net amount also recorded within unrealized appreciation/depreciation.

At September 30, 2006 the following Funds had outstanding interest rate swap contracts with the following terms:

			Rate type

		Termination	Payments made	Payments received		Unrealized appreciation/
	Notional amount	dates	by the Fund	by the Fund		(depreciation)

UBS Absolute Return Investment
Grade Bond Relationship Fund	9,000,000	06/13/09	5.3965%	5.2982	%*	$74,795
UBS Absolute Return Investment
Grade Bond Relationship Fund	2,000,000	06/13/17	5.5575	5.2982	*	(59,578)

						$15,217

			Rate type

		Termination	Payments made	Payments received		Unrealized appreciation/
	Notional amount	dates	by the Fund	by the Fund		(depreciation)

UBS Short Duration Relationship Fund	33,000,000	06/13/09	5.3965%	5.2982	%*	$274,247
UBS Short Duration Relationship Fund	8,000,000	06/13/17	5.5575	5.2982	*	(238,312)

						$35,935

			Rate type

		Termination	Payments made	Payments received		Unrealized appreciation/
	Notional amount	dates	by the Fund	by the Fund		(depreciation)

UBS U.S. Bond Relationship Fund	17,000,000	06/13/09	5.3965%	5.2982	%*	$141,279
UBS U.S. Bond Relationship Fund	4,000,000	06/13/17	5.5575	5.2982	*	(119,156)

						$22,123

* Rate based on 3 month LIBOR

Currency Type Abbreviations:
USD United States Dollar

3. Transactions with affiliates
The Funds may invest in shares of certain affiliated investment companies also sponsored by UBS Global AM (“the Advisor”). These investments, including investments of cash collateral for securities loaned, represented 13.12% of UBS Global Securities Relationship Fund’s total net assets at September 30, 2006. Amounts relating to those investments for the nine months ended September 30, 2006 are summarized as follows:
				Change in net
			Net	unrealized
		Sales	realized	appreciation/
Affiliates	Purchases	proceeds	gain (loss)	(depreciation)	Value

UBS Emerging Markets Equity Relationship Fund	$41,000,000	—	—	$10,906,190	$110,991,558
UBS Small-Cap Equity Relationship Fund	34,946,522	—	—	1,324,172	75,979,291
UBS Corporate Bond Relationship Fund	39,450,000	—	—	1,648,829	48,721,750
UBS High Yield Relationship Fund	6,000,000	—	—	1,699,453	25,549,343
UBS U.S. Securitized Mortgage Relationship Fund	94,100,000	—	—	3,295,895	97,395,895

The following Funds invest in shares of UBS Supplementary Trust—U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees to the Advisor. Distributions from Supplementary Trust are reflected as affiliated interest income. Amounts relating to those investments at September 30, 2006 and for the period then ended were summarized as follows:

		Sales	Interest		% of net
Fund	Purchases	proceeds	income	Value	assets

UBS Global Securities Relationship Fund	$863,611,815	$941,684,390	$5,912,947	$158,208,932	5.78%
UBS Emerging Markets Equity Relationship Fund	220,398,817	218,571,585	382,047	9,793,935	1.23
UBS International Equity Relationship Fund	160,478,373	154,343,003	191,928	6,554,868	0.74
UBS Large-Cap Select Equity Relationship Fund	1,148,261	981,030	5,545	337,688	2.78
UBS Small-Cap Equity Relationship Fund	110,894,389	112,269,337	636,975	10,691,568	2.15
UBS U.S. Large Cap Equity Relationship Fund	82,959,024	74,365,934	353,608	13,437,434	3.17
UBS U.S. Large-Cap Value Equity Relationship Fund	10,889,803	13,774,339	88,477	2,181,864	1.86
UBS Corporate Bond Relationship Fund	86,675,808	88,510,336	180,434	3,088,494	0.71
UBS Emerging Markets Debt Relationship Fund	75,576,139	72,882,826	273,464	8,708,742	7.03
UBS High Yield Relationship Fund	32,298,718	31,087,029	121,166	2,108,954	1.80
UBS Opportunistic High Yield Relationship Fund	90,769,798	92,570,975	165,170	4,828,587	3.02
UBS U.S. Bond Relationship Fund	23,621,587	32,204,752	180,634	494,774	0.64
UBS U.S. Cash Management Prime Relationship Fund	1,913,402,203	2,218,906,476	31,490,437	657,567,221	100.00
UBS U.S. Securitized Mortgage Relationship Fund	791,711,526	782,216,855	1,775,774	47,318,180	3.05

The Funds may invest in shares of the UBS U.S. Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income. Amounts relating to those investments at September 30, 2006 and for the period then ended, were as follows:

		Sales	Interest		% of net
Fund	Purchases	proceeds	income	Value	assets

UBS Emerging Markets Equity Completion Relationship Fund	$10,054,899	$10,020,169	$8,120	$34,730	0.06%
UBS U.S. Equity Alpha Relationship Fund	82,057,178	83,833,516	50,465	182,736	0.03
UBS U.S. Large Cap Growth Equity Relationship Fund	37,666,907	36,705,742	101,786	1,322,993	0.72
UBS Absolute Return Investment Grade Bond Relationship Fund	16,115,695	21,992,847	86,421	3,122,848	7.44
UBS Opportunistic Emerging Markets Debt Relationship Fund	44,830,919	39,464,745	153,476	5,366,174	11.80
UBS Short Duration Relationship Fund	61,445,230	61,193,767	120,995	594,408	0.38

4. Security lending
The Funds may lend portfolio securities up to 33 1/3% of its net assets to qualified broker-dealers or financial institutions. UBS Global Securities Relationship Fund loaned securities to certain brokers, with the Fund’s custodian acting as the Fund’s lending agent. The Fund earned negotiated lender’s fees, which are included in securities lending revenue. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in UBS Supplementary Trust—U.S. Cash Management Prime Fund, an affiliate, as shown in the Schedule of Investments. In addition, the UBS Global Securities Relationship Fund received US Government Agency securities as collateral amounting to $81,143,748, which cannot be resold. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The value of loaned securities and related collateral outstanding at September 30, 2006, were as follows:
		Collateral	Market value of
	Market value of	received for	investment of cash
Fund	securities loaned	securities loaned	collateral reserved

UBS Global Securities Relationship Fund	$133,633,402	$137,334,145	$56,190,397

5. Option writing
Certain Funds may write (sell) put and call options on foreign or US securities in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or put option, an amount equal to the premium received by the Fund. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters in a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

Written option activity for the nine months ended September 30, 2006 for UBS U.S. Bond Relationship Fund was as follows:

		Amount of
	Number of	premiums
	contracts	received

Options outstanding at December 31, 2005	—	—
Options written	766	$94,308
Option expired prior to exercise	(766)	(94,308)
Options outstanding at September 30, 2006	—	—

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to Shareholders dated June 30, 2006.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	November 29, 2006